AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 83.4%
Affiliated Mutual Funds — 25.4%
AST ClearBridge Dividend Growth Portfolio*	1,441,843	$39,362,315
AST Emerging Markets Equity Portfolio*	134,293	1,153,581
AST High Yield Portfolio*	654,262	7,386,619
AST Large-Cap Growth Portfolio*	1,316,785	75,991,691
AST Large-Cap Value Portfolio*	935,232	40,542,316
AST PGIM Fixed Income Central Portfolio*	70,093,010	714,247,769
AST Small-Cap Growth Portfolio*	389,543	24,436,034
AST Small-Cap Value Portfolio*	780,277	26,030,052
AST T. Rowe Price Natural Resources Portfolio*	104,693	2,978,516

Total Affiliated Mutual Funds (cost $902,634,127)(wd)		932,128,893
Common Stocks — 23.8%
Aerospace & Defense — 0.4%
Airbus SE (France)	1,361	181,785
BAE Systems PLC (United Kingdom)	47,369	572,982
Boeing Co. (The)*	2,360	501,335
General Dynamics Corp.	10,143	2,314,734
Hexcel Corp.	2,458	167,759
Howmet Aerospace, Inc.	24,390	1,033,404
Huntington Ingalls Industries, Inc.	160	33,123
L3Harris Technologies, Inc.	1,320	259,037
Lockheed Martin Corp.	3,479	1,644,628
MTU Aero Engines AG (Germany)	2,412	603,579
Northrop Grumman Corp.	6,162	2,845,119
Raytheon Technologies Corp.	45,621	4,467,665
Safran SA (France)	4,097	606,506
Textron, Inc.	8,150	575,634
Thales SA (France)	2,590	382,923
TransDigm Group, Inc.	220	162,151
		16,352,364
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	510	50,679
DSV A/S (Denmark)	2,148	416,492
Expeditors International of Washington, Inc.	700	77,084
FedEx Corp.	8,830	2,017,567
Sankyu, Inc. (Japan)	3,500	129,887
United Parcel Service, Inc. (Class B Stock)	8,990	1,743,970
Yamato Holdings Co. Ltd. (Japan)	11,400	195,684
		4,631,363
Automobile Components — 0.0%
Aptiv PLC*	2,531	283,953
BorgWarner, Inc.	15,320	752,365
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	6,935	300,077
		1,336,395
	Shares	Value

Common Stocks (continued)
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	11,061	$1,212,271
BYD Co. Ltd. (China) (Class H Stock)	5,000	147,081
Ferrari NV (Italy)	4,622	1,252,487
Ford Motor Co.	17,030	214,578
General Motors Co.	50,394	1,848,452
Honda Motor Co. Ltd. (Japan)	10,400	275,092
Kia Corp. (South Korea)	1,236	77,136
Mahindra & Mahindra Ltd. (India)	9,562	135,125
Maruti Suzuki India Ltd. (India)	657	66,441
Mazda Motor Corp. (Japan)	9,500	87,628
Mercedes-Benz Group AG (Germany)	25,157	1,934,643
Nissan Motor Co. Ltd. (Japan)	30,000	113,538
Stellantis NV	32,978	599,747
Subaru Corp. (Japan)	7,900	126,113
Suzuki Motor Corp. (Japan)	5,300	193,012
Tesla, Inc.*	42,206	8,756,057
Toyota Motor Corp. (Japan)	53,700	764,442
		17,803,843
Banks — 1.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	85,268	1,352,134
ANZ Group Holdings Ltd. (Australia)	61,237	943,670
Bank Central Asia Tbk PT (Indonesia)	663,410	388,124
Bank Hapoalim BM (Israel)	23,930	199,158
Bank Leumi Le-Israel BM (Israel)	151,766	1,148,077
Bank of America Corp.	110,836	3,169,910
Bank of China Ltd. (China) (Class H Stock)	151,000	57,888
Bank of Ireland Group PLC (Ireland)	12,238	123,828
Barclays PLC (United Kingdom)	851,214	1,532,104
BNP Paribas SA (France)	5,828	348,034
BOC Hong Kong Holdings Ltd. (China)	46,000	143,210
China Construction Bank Corp. (China) (Class H Stock)	298,000	192,864
Citigroup, Inc.	53,557	2,511,288
Citizens Financial Group, Inc.	28,820	875,263
Comerica, Inc.	590	25,618
Commerzbank AG (Germany)*	16,675	175,558
Commonwealth Bank of Australia (Australia)	5,140	339,371
Credicorp Ltd. (Peru)	613	81,155
DBS Group Holdings Ltd. (Singapore)	35,000	870,161
DNB Bank ASA (Norway)	11,791	211,009
East West Bancorp, Inc.(a)	3,066	170,163
Emirates NBD Bank PJSC (United Arab Emirates)	12,922	46,241
Erste Group Bank AG (Austria)	3,101	102,734
Fifth Third Bancorp	2,960	78,854
FinecoBank Banca Fineco SpA (Italy)	7,548	115,644
First Republic Bank	770	10,772
Hana Financial Group, Inc. (South Korea)	2,942	92,140
HDFC Bank Ltd. (India), ADR	9,974	664,967
HSBC Holdings PLC (United Kingdom)	73,999	502,935
Huntington Bancshares, Inc.	6,220	69,664
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	83,000	$44,109
ING Groep NV (Netherlands)	98,919	1,174,697
Israel Discount Bank Ltd. (Israel) (Class A Stock)	21,860	107,381
JPMorgan Chase & Co.	44,734	5,829,288
KB Financial Group, Inc. (South Korea)	2,062	75,309
KBC Group NV (Belgium)	3,350	230,181
KeyCorp	4,210	52,709
Komercni Banka A/S (Czech Republic)	3,539	117,427
Lloyds Banking Group PLC (United Kingdom)	2,554,854	1,502,123
M&T Bank Corp.	748	89,438
National Australia Bank Ltd. (Australia)	10,823	201,669
NatWest Group PLC (United Kingdom)	160,037	522,206
Nedbank Group Ltd. (South Africa)	7,725	94,258
Nordea Bank Abp (Finland)	108,026	1,153,534
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	42,413	201,886
Oversea-Chinese Banking Corp. Ltd. (Singapore)	163,600	1,525,044
PacWest Bancorp(a)	21,600	210,168
PNC Financial Services Group, Inc. (The)	9,934	1,262,611
Regions Financial Corp.	4,030	74,797
Sberbank of Russia PJSC (Russia)*^	61,896	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	20,856	230,214
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,600	224,098
Swedbank AB (Sweden) (Class A Stock)	12,784	210,228
Tisco Financial Group PCL (Thailand)	29,900	87,952
Truist Financial Corp.	67,107	2,288,349
U.S. Bancorp(a)	19,812	714,223
UniCredit SpA (Italy)	86,469	1,629,756
United Overseas Bank Ltd. (Singapore)	15,100	338,679
Wells Fargo & Co.	104,069	3,890,099
Western Alliance Bancorp	3,000	106,620
Wintrust Financial Corp.	1,126	82,142
Zions Bancorp NA	690	20,652
		40,834,385
Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)	820	52,701
Coca-Cola Co. (The)	80,894	5,017,855
Constellation Brands, Inc. (Class A Stock)	680	153,605
Diageo PLC (United Kingdom), ADR(a)	1,232	223,214
Heineken Holding NV (Netherlands)	1,740	159,642
Heineken NV (Netherlands)	3,249	349,108
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	2,000	48,000
Keurig Dr. Pepper, Inc.	3,660	129,125
Kirin Holdings Co. Ltd. (Japan)	14,200	224,655
Molson Coors Beverage Co. (Class B Stock)	810	41,861
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Monster Beverage Corp.*	3,300	$178,233
PepsiCo, Inc.	31,995	5,832,688
Pernod Ricard SA (France)	3,157	714,842
Remy Cointreau SA (France)	1,219	221,960
		13,347,489
Biotechnology — 0.5%
AbbVie, Inc.	37,801	6,024,345
Amgen, Inc.	7,720	1,866,310
Argenx SE (Netherlands), ADR*	976	363,638
Biogen, Inc.*	4,827	1,342,051
BioMarin Pharmaceutical, Inc.*	10,000	972,400
CSL Ltd.	780	151,063
Gilead Sciences, Inc.	27,440	2,276,697
Incyte Corp.*	770	55,648
Moderna, Inc.*(a)	1,410	216,548
Regeneron Pharmaceuticals, Inc.*	1,783	1,465,038
United Therapeutics Corp.*	4,000	895,840
Vertex Pharmaceuticals, Inc.*	7,905	2,490,628
		18,120,206
Broadline Retail — 0.5%
Alibaba Group Holding Ltd. (China)*	12,600	159,585
Amazon.com, Inc.*	134,471	13,889,510
Dollarama, Inc. (Canada)	1,513	90,422
eBay, Inc.	4,870	216,082
Etsy, Inc.*	540	60,118
JD.com, Inc. (China) (Class A Stock)	4,164	90,926
Macy’s, Inc.	41,500	725,835
MercadoLibre, Inc. (Brazil)*	970	1,278,518
Pan Pacific International Holdings Corp. (Japan)	52,000	1,006,004
		17,517,000
Building Products — 0.2%
A.O. Smith Corp.	530	36,650
Allegion PLC	400	42,692
Assa Abloy AB (Sweden) (Class B Stock)	15,280	365,994
Carlisle Cos., Inc.	1,600	361,712
Carrier Global Corp.	25,730	1,177,148
Cie de Saint-Gobain (France)	17,959	1,020,854
Johnson Controls International PLC	9,346	562,816
Lixil Corp. (Japan)	68,800	1,135,603
Masco Corp.	1,020	50,715
Nibe Industrier AB (Sweden) (Class B Stock)	20,829	237,432
Trane Technologies PLC	3,893	716,234
		5,707,850
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	63,620	1,326,064
Ameriprise Financial, Inc.	3,506	1,074,589
Bank of New York Mellon Corp. (The)	31,970	1,452,717
BlackRock, Inc.	1,403	938,775
Blackstone, Inc.	1,383	121,483
Carlyle Group, Inc. (The)(a)	19,800	614,988

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Cboe Global Markets, Inc.	450	$60,408
Charles Schwab Corp. (The)	10,693	560,099
CME Group, Inc.	3,773	722,605
Deutsche Bank AG (Germany)	130,319	1,325,240
Deutsche Boerse AG (Germany)	2,736	532,727
FactSet Research Systems, Inc.	160	66,414
Franklin Resources, Inc.	1,210	32,597
Goldman Sachs Group, Inc. (The)	10,862	3,553,069
Hargreaves Lansdown PLC (United Kingdom)	11,997	118,848
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	12,911	572,277
IG Group Holdings PLC (United Kingdom)	12,507	107,929
Interactive Brokers Group, Inc. (Class A Stock)	2,100	173,376
Intercontinental Exchange, Inc.	10,700	1,115,903
Invesco Ltd.	50,940	835,416
Julius Baer Group Ltd. (Switzerland)	8,367	571,537
LPL Financial Holdings, Inc.	2,200	445,280
Macquarie Group Ltd. (Australia)	15,578	1,844,430
MarketAxess Holdings, Inc.	3,065	1,199,304
Moody’s Corp.	1,357	415,269
Morgan Stanley	24,948	2,190,434
MSCI, Inc.	2,545	1,424,411
Nasdaq, Inc.	1,460	79,818
Northern Trust Corp.	1,768	155,814
Raymond James Financial, Inc.	830	77,414
S&P Global, Inc.	3,776	1,301,852
Singapore Exchange Ltd. (Singapore)	11,300	80,021
State Street Corp.	16,880	1,277,647
Stifel Financial Corp.	8,400	496,356
T. Rowe Price Group, Inc.	2,255	254,590
UBS Group AG (Switzerland)	92,947	1,966,833
Virtu Financial, Inc. (Class A Stock)	38,200	721,980
		29,808,514
Chemicals — 0.5%
Air Products & Chemicals, Inc.	3,079	884,320
Albemarle Corp.	5,600	1,237,824
Celanese Corp.	2,550	277,670
CF Industries Holdings, Inc.	860	62,341
Corteva, Inc.	3,090	186,358
Dow, Inc.	5,071	277,992
DuPont de Nemours, Inc.(a)	4,254	305,310
Eastman Chemical Co.	4,718	397,916
Ecolab, Inc.	1,060	175,462
FMC Corp.	520	63,508
International Flavors & Fragrances, Inc.	1,100	101,156
Linde PLC	9,104	3,235,926
LyondellBasell Industries NV (Class A Stock)	15,570	1,461,867
Mosaic Co. (The)(a)	4,990	228,941
Nitto Denko Corp. (Japan)	2,500	161,803
Nutrien Ltd. (Canada)	2,777	205,085
OCI NV (Netherlands)	14,412	488,565
PPG Industries, Inc.	19,032	2,542,295
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	1,510	$339,403
Shin-Etsu Chemical Co. Ltd. (Japan)	24,000	779,065
Solvay SA (Belgium)	11,669	1,334,540
Tosoh Corp. (Japan)	70,200	953,982
UPL Ltd. (India)	9,626	84,218
Yara International ASA (Brazil)	31,855	1,384,437
		17,169,984
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	23,367	210,683
Cintas Corp.	365	168,878
Copart, Inc.*	16,740	1,259,015
Republic Services, Inc.	2,791	377,399
Rollins, Inc.	1,000	37,530
Serco Group PLC (United Kingdom)	38,217	72,421
Waste Management, Inc.	6,680	1,089,976
		3,215,902
Communications Equipment — 0.2%
Arista Networks, Inc.*	6,360	1,067,589
Cisco Systems, Inc.	99,076	5,179,198
F5, Inc.*	240	34,966
Juniper Networks, Inc.	1,390	47,844
Motorola Solutions, Inc.	710	203,152
Nokia OYJ (Finland)	68,357	335,557
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	18,563	108,813
		6,977,119
Construction & Engineering — 0.1%
AECOM	4,900	413,168
Eiffage SA (France)	4,448	481,344
Quanta Services, Inc.(a)	1,709	284,788
Vinci SA (France)	16,945	1,942,616
WillScot Mobile Mini Holdings Corp.*	3,684	172,706
		3,294,622
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	17,500	60,650
Eagle Materials, Inc.	5,800	851,150
Holcim AG*	6,840	441,121
Ibstock PLC (United Kingdom), 144A	21,719	46,380
Martin Marietta Materials, Inc.	260	92,315
Vulcan Materials Co.	2,803	480,883
		1,972,499
Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	11,900	111,119
American Express Co.	8,893	1,466,900
Capital One Financial Corp.	8,063	775,338
Discover Financial Services	1,170	115,643
SLM Corp.	9,092	112,650
Synchrony Financial	36,470	1,060,548
		3,642,198

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.4%
Albertson’s Cos., Inc. (Class A Stock)	24,700	$513,266
BIM Birlesik Magazalar A/S (Turkey)	13,427	104,285
BJ’s Wholesale Club Holdings, Inc.*	5,600	425,992
Carrefour SA (France)	10,509	212,467
Coles Group Ltd. (Australia)	22,500	271,860
Costco Wholesale Corp.	6,960	3,458,215
Dollar General Corp.	8,199	1,725,561
Dollar Tree, Inc.*	910	130,630
Kesko OYJ (Finland) (Class B Stock)	30,599	657,613
Koninklijke Ahold Delhaize NV (Netherlands)	56,965	1,946,217
Kroger Co. (The)(a)	16,000	789,920
Loblaw Cos. Ltd. (Canada)	1,887	171,973
Seven & i Holdings Co. Ltd. (Japan)	2,000	90,348
Sysco Corp.	7,798	602,240
Target Corp.	2,690	445,545
Tesco PLC (United Kingdom)	77,887	255,347
Walgreens Boots Alliance, Inc.(a)	17,390	601,346
Wal-Mart de Mexico SAB de CV (Mexico)	35,993	143,812
Walmart, Inc.	23,497	3,464,633
Woolworths Group Ltd. (Australia)	18,480	469,812
		16,481,082
Containers & Packaging — 0.1%
Amcor PLC	6,790	77,270
Avery Dennison Corp.	350	62,626
Ball Corp.	1,400	77,154
Berry Global Group, Inc.	9,600	565,440
International Paper Co.	1,630	58,778
Packaging Corp. of America	410	56,920
Sealed Air Corp.	610	28,005
Transcontinental, Inc. (Canada) (Class A Stock)	4,806	49,892
Westrock Co.	31,890	971,688
		1,947,773
Distributors — 0.0%
Genuine Parts Co.	4,080	682,625
LKQ Corp.	12,220	693,607
Pool Corp.	165	56,503
		1,432,735
Diversified Consumer Services — 0.0%
Service Corp. International(a)	3,749	257,856
Diversified REITs — 0.0%
Charter Hall Group (Australia)	7,436	55,239
Nomura Real Estate Master Fund, Inc. (Japan)	387	433,667
Stockland (Australia)	30,393	81,386
		570,292
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	175,971	3,387,442
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	196,678	267,765
Deutsche Telekom AG (Germany)	32,480	787,065
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Elisa OYJ (Finland)	1,820	$109,767
Hellenic Telecommunications Organization SA (Greece)	7,091	103,853
HKT Trust & HKT Ltd. (Hong Kong)	480,000	637,190
Koninklijke KPN NV (Netherlands)	41,720	147,420
Spark New Zealand Ltd. (New Zealand)	25,610	81,138
Swisscom AG (Switzerland)	324	206,768
Telefonica Deutschland Holding AG (Germany)	423,831	1,304,658
Telkom Indonesia Persero Tbk PT (Indonesia)	686,600	186,441
United Internet AG (Germany)	11,136	191,963
Verizon Communications, Inc.	49,804	1,936,878
		9,348,348
Electric Utilities — 0.4%
Alliant Energy Corp.	1,050	56,070
American Electric Power Co., Inc.	2,210	201,088
Avangrid, Inc.(a)	9,700	386,836
Constellation Energy Corp.	6,385	501,223
Duke Energy Corp.	4,520	436,044
Edison International	1,640	115,768
EDP - Energias do Brasil SA (Brazil)	2,337	10,296
Endesa SA (Spain)	18,612	404,249
Enel SpA (Italy)	319,055	1,945,901
Energisa SA (Brazil), UTS	15,600	124,038
Entergy Corp.	4,670	503,146
Evergy, Inc.	4,330	264,650
Eversource Energy	1,480	115,825
Exelon Corp.	40,970	1,716,233
FirstEnergy Corp.	16,740	670,604
Iberdrola SA (Spain)	70,592	879,422
NextEra Energy, Inc.	40,605	3,129,833
NRG Energy, Inc.	30,010	1,029,043
PG&E Corp.*	48,331	781,512
Pinnacle West Capital Corp.	3,700	293,188
Power Assets Holdings Ltd. (Hong Kong)	24,000	128,756
PPL Corp.	20,560	571,362
Red Electrica Corp. SA (Spain)	6,554	115,326
Southern Co. (The)	4,580	318,676
SSE PLC (United Kingdom)	20,875	465,802
Xcel Energy, Inc.	9,914	668,600
		15,833,491
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	20,792	715,277
Acuity Brands, Inc.(a)	5,400	986,742
AMETEK, Inc.	2,390	347,339
Eaton Corp. PLC	10,900	1,867,606
Emerson Electric Co.	6,750	588,195
Generac Holdings, Inc.*	265	28,623
nVent Electric PLC	3,700	158,878
Prysmian SpA (Italy)	3,614	151,754
Rockwell Automation, Inc.(a)	470	137,921
Schneider Electric SE	4,463	745,874

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Vertiv Holdings Co.	26,100	$373,491
Voltronic Power Technology Corp. (Taiwan)	1,000	56,944
		6,158,644
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	11,682	954,653
CDW Corp.	2,398	467,346
Corning, Inc.	9,195	324,400
Halma PLC (United Kingdom)	4,932	136,155
Hon Hai Precision Industry Co. Ltd. (Taiwan)	54,000	184,842
IPG Photonics Corp.*	1,400	172,634
Keyence Corp. (Japan)	1,483	726,831
Keysight Technologies, Inc.*	4,070	657,224
Littelfuse, Inc.	634	169,969
Omron Corp. (Japan)	2,400	140,464
Samsung SDI Co. Ltd. (South Korea)	966	548,726
TD SYNNEX Corp.	1,400	135,506
TDK Corp. (Japan)	28,300	1,015,861
TE Connectivity Ltd.	1,370	179,675
Teledyne Technologies, Inc.*	195	87,235
Trimble, Inc.*	1,040	54,517
Zebra Technologies Corp. (Class A Stock)*	210	66,780
		6,022,818
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	33,440	965,078
Halliburton Co.	41,610	1,316,540
Schlumberger NV	29,647	1,455,668
		3,737,286
Entertainment — 0.2%
Activision Blizzard, Inc.	11,523	986,253
Electronic Arts, Inc.	11,830	1,424,923
Live Nation Entertainment, Inc.*	7,540	527,800
NCSoft Corp. (South Korea)	278	79,667
NetEase, Inc. (China), ADR(a)	1,963	173,608
Netflix, Inc.*	8,910	3,078,227
Nexon Co. Ltd. (Japan)	6,100	145,660
Nintendo Co. Ltd. (Japan)	2,400	93,220
Take-Two Interactive Software, Inc.*	660	78,738
Walt Disney Co. (The)*	19,200	1,922,496
Warner Bros Discovery, Inc.*	9,527	143,858
		8,654,450
Financial Services — 0.7%
Adyen NV (Netherlands), 144A*	305	485,996
Apollo Global Management, Inc.	1,741	109,962
Berkshire Hathaway, Inc. (Class B Stock)*	22,640	6,990,553
Fidelity National Information Services, Inc.	6,220	337,933
Fiserv, Inc.*	2,750	310,832
FleetCor Technologies, Inc.*	320	67,472
Global Payments, Inc.	1,190	125,236
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
GMO Payment Gateway, Inc. (Japan)	1,059	$91,685
Investor AB (Sweden) (Class A Stock)	8,208	167,484
Jack Henry & Associates, Inc.	300	45,216
Mastercard, Inc. (Class A Stock)	17,909	6,508,310
ORIX Corp. (Japan)	85,200	1,404,779
PayPal Holdings, Inc.*	27,580	2,094,425
Shift4 Payments, Inc. (Class A Stock)*(a)	3,384	256,507
Visa, Inc. (Class A Stock)(a)	30,926	6,972,576
Voya Financial, Inc.	1,500	107,190
WEX, Inc.*	1,399	257,262
		26,333,418
Food Products — 0.4%
Archer-Daniels-Midland Co.	18,910	1,506,371
AVI Ltd. (South Africa)	14,533	57,564
Bunge Ltd.	600	57,312
Campbell Soup Co.	930	51,131
Conagra Brands, Inc.	2,040	76,623
Darling Ingredients, Inc.*	2,522	147,285
General Mills, Inc.	3,554	303,725
Gruma SAB de CV (Mexico) (Class B Stock)	5,746	85,122
Hershey Co. (The)	8,634	2,196,576
Hormel Foods Corp.	1,250	49,850
Ingredion, Inc.	1,000	101,730
J.M. Smucker Co. (The)	1,600	251,792
Kellogg Co.	1,090	72,986
Kraft Heinz Co. (The)	3,430	132,638
Lamb Weston Holdings, Inc.	19,412	2,028,942
McCormick & Co., Inc.(a)	1,070	89,035
Mondelez International, Inc. (Class A Stock)	28,600	1,993,992
Mowi ASA (Norway)	6,650	122,998
Nestle SA	27,317	3,330,777
Orkla ASA (Norway)	10,928	77,507
Tyson Foods, Inc. (Class A Stock)	1,240	73,557
Viscofan SA (Spain)	702	50,274
WH Group Ltd. (Hong Kong), 144A	1,077,000	642,050
Wilmar International Ltd. (China)	447,600	1,418,047
		14,917,884
Gas Utilities — 0.1%
APA Group (Australia)	6,331	43,008
Atmos Energy Corp.(a)	590	66,293
Osaka Gas Co. Ltd. (Japan)	59,600	979,097
Tokyo Gas Co. Ltd. (Japan)	5,400	101,483
UGI Corp.	28,200	980,232
		2,170,113
Ground Transportation — 0.2%
CSX Corp.	51,430	1,539,814
J.B. Hunt Transport Services, Inc.	330	57,902
Norfolk Southern Corp.	5,421	1,149,252
Old Dominion Freight Line, Inc.	400	136,336
Ryder System, Inc.	4,900	437,276

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Ground Transportation (cont’d.)
Schneider National, Inc. (Class B Stock)	4,000	$107,000
TFI International, Inc. (Canada)	2,340	279,139
Uber Technologies, Inc.*	54,180	1,717,506
Union Pacific Corp.	6,050	1,217,623
		6,641,848
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	37,768	3,824,388
Align Technology, Inc.*	295	98,571
Baxter International, Inc.	29,170	1,183,135
Becton, Dickinson & Co.	2,945	729,005
Boston Scientific Corp.*	25,294	1,265,459
Cochlear Ltd. (Australia)	858	136,594
Cooper Cos., Inc. (The)	190	70,938
DENTSPLY SIRONA, Inc.	1,020	40,066
Dexcom, Inc.*	11,850	1,376,733
Edwards Lifesciences Corp.*	7,570	626,266
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,105	68,623
GE HealthCare Technologies, Inc.*	1,573	129,033
Hologic, Inc.*	14,370	1,159,659
Hoya Corp. (Japan)	2,200	243,127
IDEXX Laboratories, Inc.*	355	177,528
Insulet Corp.*	300	95,688
Intuitive Surgical, Inc.*	1,535	392,147
Medtronic PLC	28,973	2,335,803
Olympus Corp. (Japan)	15,200	266,954
ResMed, Inc.	630	137,964
STERIS PLC	405	77,468
Straumann Holding AG (Switzerland)	1,395	209,229
Stryker Corp.	2,710	773,624
Teleflex, Inc.	180	45,596
Zimmer Biomet Holdings, Inc.	10,090	1,303,628
		16,767,226
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.*	2,356	170,221
AmerisourceBergen Corp.	1,997	319,740
Cardinal Health, Inc.	14,870	1,122,685
Centene Corp.*	3,656	231,096
Cigna Group (The)	10,224	2,612,539
CVS Health Corp.	28,945	2,150,903
DaVita, Inc.*	220	17,844
Elevance Health, Inc.	3,420	1,572,550
Fresenius SE & Co. KGaA (Germany)	7,029	189,806
HCA Healthcare, Inc.	920	242,585
Henry Schein, Inc.*(a)	580	47,293
Humana, Inc.	3,335	1,619,009
Laboratory Corp. of America Holdings	390	89,474
McKesson Corp.	615	218,971
Molina Healthcare, Inc.*	260	69,547
Odontoprev SA (Brazil)	19,500	42,551
Quest Diagnostics, Inc.	470	66,496
Sonic Healthcare Ltd. (Australia)	73,078	1,713,165
Tenet Healthcare Corp.*	1,900	112,898
UnitedHealth Group, Inc.	20,996	9,922,500
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	270	$34,317
		22,566,190
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	2,440	53,607
Ventas, Inc.	29,644	1,285,067
Welltower, Inc.	1,990	142,663
		1,481,337
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	3,080	50,789
Park Hotels & Resorts, Inc.	23,500	290,460
		341,249
Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc. (Class A Stock)*	949	118,056
Amadeus IT Group SA (Spain)*	1,112	74,597
Aristocrat Leisure Ltd. (Australia)	15,913	397,865
Booking Holdings, Inc.*	678	1,798,334
Boyd Gaming Corp.	2,667	171,008
Caesars Entertainment, Inc.*	920	44,905
Carnival Corp.*(a)	4,670	47,400
Chipotle Mexican Grill, Inc.*	619	1,057,432
Compass Group PLC (United Kingdom)	68,921	1,732,092
Darden Restaurants, Inc.(a)	6,110	948,028
Domino’s Pizza, Inc.	155	51,130
DoorDash, Inc. (Class A Stock)*	2,600	165,256
Expedia Group, Inc.*	680	65,980
Hilton Worldwide Holdings, Inc.	5,880	828,316
InterContinental Hotels Group PLC (United Kingdom)	3,104	203,206
La Francaise des Jeux SAEM (France), 144A	2,040	85,022
Las Vegas Sands Corp.*	5,010	287,824
Lottery Corp. Ltd. (The) (Australia)	13,693	47,095
Marriott International, Inc. (Class A Stock)	13,307	2,209,494
McDonald’s Corp.	15,076	4,215,400
MGM Resorts International	1,400	62,188
Norwegian Cruise Line Holdings Ltd.*(a)	1,810	24,344
Oriental Land Co. Ltd. (Japan)	13,000	445,110
Royal Caribbean Cruises Ltd.*	940	61,382
Sodexo SA (France)	4,002	390,878
Starbucks Corp.	29,648	3,087,246
Whitbread PLC (United Kingdom)	5,904	218,102
Wynn Resorts Ltd.*	440	49,240
Yum China Holdings, Inc. (China)	1,389	88,049
Yum! Brands, Inc.	1,220	161,138
		19,136,117
Household Durables — 0.1%
D.R. Horton, Inc.	1,360	132,859
Garmin Ltd.	660	66,607
Lennar Corp. (Class A Stock)	8,711	915,613

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Mohawk Industries, Inc.*	260	$26,057
Newell Brands, Inc.(a)	1,840	22,890
NVR, Inc.*	12	66,866
PulteGroup, Inc.	1,000	58,280
Sekisui Chemical Co. Ltd. (Japan)	5,600	79,534
Sekisui House Ltd. (Japan)	7,900	161,012
Sony Group Corp. (Japan)	16,100	1,466,443
Toll Brothers, Inc.	2,812	168,804
Whirlpool Corp.(a)	220	29,044
		3,194,009
Household Products — 0.3%
Church & Dwight Co., Inc.	1,030	91,062
Clorox Co. (The)(a)	500	79,120
Colgate-Palmolive Co.	23,490	1,765,274
Essity AB (Sweden) (Class B Stock)	7,548	215,600
Henkel AG & Co. KGaA (Germany)	1,799	130,871
Kimberly-Clark Corp.	1,450	194,619
Procter & Gamble Co. (The)	41,564	6,180,151
Reckitt Benckiser Group PLC (United Kingdom)	20,247	1,540,342
		10,197,039
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	3,010	72,481
Vistra Corp.	26,900	645,600
		718,081
Industrial Conglomerates — 0.2%
3M Co.	16,240	1,706,987
General Electric Co.	8,012	765,947
Hitachi Ltd. (Japan)	3,000	164,882
Honeywell International, Inc.	12,360	2,362,243
Jardine Matheson Holdings Ltd. (Hong Kong)	25,000	1,216,056
Siemens AG (Germany)	5,900	955,823
Smiths Group PLC (United Kingdom)	72,906	1,546,247
		8,718,185
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	28,000	796,600
Goodman Group (Australia)	25,981	329,695
Prologis, Inc.	14,761	1,841,730
		2,968,025
Insurance — 0.7%
Aflac, Inc.	2,590	167,107
AIA Group Ltd. (Hong Kong)	30,600	320,913
Allianz SE (Germany)	5,088	1,174,494
Allstate Corp. (The)	8,120	899,777
American International Group, Inc.	28,820	1,451,375
Aon PLC (Class A Stock)	3,030	955,329
Arch Capital Group Ltd.*	1,500	101,805
Arthur J. Gallagher & Co.	2,280	436,187
Assicurazioni Generali SpA (Italy)	13,703	273,027
Assurant, Inc.	270	32,419
AXA SA (France)	65,548	2,000,367
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Axis Capital Holdings Ltd.	3,508	$191,256
Brown & Brown, Inc.	1,140	65,459
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	90,200	239,129
Chubb Ltd.	13,320	2,586,478
Cincinnati Financial Corp.(a)	780	87,422
Everest Re Group Ltd.	185	66,234
Fairfax Financial Holdings Ltd. (Canada)	264	175,576
Globe Life, Inc.	430	47,309
Hartford Financial Services Group, Inc. (The)	4,242	295,625
iA Financial Corp., Inc. (Canada)	1,455	92,220
Japan Post Holdings Co. Ltd. (Japan)	15,100	122,551
Lincoln National Corp.	800	17,976
Loews Corp.	990	57,440
Manulife Financial Corp. (Canada)	9,792	179,683
Marsh & McLennan Cos., Inc.	10,407	1,733,286
Medibank Private Ltd. (Australia)	272,025	613,871
MetLife, Inc.	39,636	2,296,510
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,760	615,359
NN Group NV (Netherlands)	2,108	76,541
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	33,500	216,719
Poste Italiane SpA (Italy), 144A	50,796	517,996
Principal Financial Group, Inc.	1,080	80,266
Progressive Corp. (The)	21,453	3,069,066
RenaissanceRe Holdings Ltd. (Bermuda)	2,018	404,286
Sampo OYJ (Finland) (Class A Stock)	5,932	279,902
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,059	167,398
Suncorp Group Ltd. (Australia)	15,840	128,702
Swiss Life Holding AG (Switzerland)	378	233,266
T&D Holdings, Inc. (Japan)	67,000	830,390
Tokio Marine Holdings, Inc. (Japan)	3,900	75,055
Travelers Cos., Inc. (The)	1,060	181,695
Unum Group	11,400	450,984
W.R. Berkley Corp.	1,005	62,571
Willis Towers Watson PLC	500	116,190
Zurich Insurance Group AG (Switzerland)	1,032	494,533
		24,681,744
Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)*	105,240	10,916,545
Alphabet, Inc. (Class C Stock)*	75,420	7,843,680
Match Group, Inc.*	1,280	49,139
Meta Platforms, Inc. (Class A Stock)*	42,323	8,969,937
Tencent Holdings Ltd. (China)	7,400	361,633
		28,140,934
IT Services — 0.2%
Accenture PLC (Class A Stock)	10,438	2,983,285
Akamai Technologies, Inc.*	3,480	272,484

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
CGI, Inc. (Canada)*	1,214	$116,998
Cognizant Technology Solutions Corp. (Class A Stock)	13,030	793,918
DXC Technology Co.*	8,990	229,784
EPAM Systems, Inc.*	240	71,760
Fujitsu Ltd. (Japan)	1,400	189,182
Gartner, Inc.*	1,046	340,755
International Business Machines Corp.(a)	15,407	2,019,704
NEC Corp. (Japan)	3,200	123,537
Nomura Research Institute Ltd. (Japan)	5,100	119,277
Okta, Inc.*	12,100	1,043,504
Otsuka Corp. (Japan)	2,500	88,787
SCSK Corp. (Japan)	5,600	81,995
TIS, Inc. (Japan)	5,600	148,096
VeriSign, Inc.*	400	84,532
		8,707,598
Leisure Products — 0.0%
Hasbro, Inc.	590	31,677
Sankyo Co. Ltd. (Japan)	4,100	171,182
Shimano, Inc. (Japan)	1,000	173,386
		376,245
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	8,845	1,223,617
Bio-Rad Laboratories, Inc. (Class A Stock)*	85	40,717
Bio-Techne Corp.	620	45,998
Charles River Laboratories International, Inc.*	210	42,382
Danaher Corp.	7,963	2,006,995
ICON PLC*	980	209,318
Illumina, Inc.*	670	155,808
IQVIA Holdings, Inc.*	800	159,112
Lonza Group AG (Switzerland)	757	455,714
Mettler-Toledo International, Inc.*	197	301,451
PerkinElmer, Inc.	530	70,628
Sotera Health Co.*	61,500	1,101,465
Thermo Fisher Scientific, Inc.	6,885	3,968,307
Waters Corp.*	255	78,956
West Pharmaceutical Services, Inc.	325	112,603
		9,973,071
Machinery — 0.6%
Aalberts NV (Netherlands)	2,735	129,191
AGCO Corp.	2,400	324,480
Alfa Laval AB (Sweden)	3,915	139,793
Atlas Copco AB (Sweden) (Class A Stock)	21,717	275,118
Atlas Copco AB (Sweden) (Class B Stock)	27,360	314,715
Caterpillar, Inc.	10,435	2,387,945
CNH Industrial NV (United Kingdom)	13,514	206,780
Cummins, Inc.	590	140,939
Daimler Truck Holding AG (Germany)*	4,588	154,841
Deere & Co.	9,599	3,963,235
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Donaldson Co., Inc.	3,900	$254,826
Doosan Bobcat, Inc. (South Korea)	2,849	95,822
Dover Corp.	8,239	1,251,834
Epiroc AB (Sweden) (Class A Stock)	11,115	220,633
Esab Corp.	8,200	484,374
Fortive Corp.	8,524	581,081
GEA Group AG (Germany)	25,145	1,147,054
Hitachi Construction Machinery Co. Ltd. (Japan)	57,000	1,328,515
IDEX Corp.	310	71,619
Illinois Tool Works, Inc.	1,210	294,575
Ingersoll Rand, Inc.	1,800	104,724
Komatsu Ltd. (Japan)	11,500	285,489
Mitsubishi Heavy Industries Ltd. (Japan)	4,100	151,048
Nordson Corp.	220	48,897
OSG Corp. (Japan)	7,900	119,140
Otis Worldwide Corp.	6,195	522,858
PACCAR, Inc.	13,550	991,860
Parker-Hannifin Corp.	4,477	1,504,764
Pentair PLC	770	42,558
Sandvik AB (Sweden)	7,954	168,830
Snap-on, Inc.	250	61,723
Spirax-Sarco Engineering PLC (United Kingdom)	1,085	159,303
Stanley Black & Decker, Inc.	660	53,183
Timken Co. (The)	10,400	849,888
Volvo AB (Sweden) (Class B Stock)(a)	62,608	1,290,141
Westinghouse Air Brake Technologies Corp.	760	76,806
Xylem, Inc.	770	80,619
		20,279,201
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	55	97,573
AP Moller - Maersk A/S (Denmark) (Class B Stock)	31	56,349
SITC International Holdings Co. Ltd. (China)	453,000	973,569
		1,127,491
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	460	164,501
Comcast Corp. (Class A Stock)	73,362	2,781,153
Dentsu Group, Inc. (Japan)	2,800	98,695
DISH Network Corp. (Class A Stock)*	1,240	11,569
Fox Corp. (Class A Stock)	1,320	44,946
Fox Corp. (Class B Stock)	690	21,604
Hakuhodo DY Holdings, Inc. (Japan)	54,900	622,425
Informa PLC (United Kingdom)	15,782	135,275
Interpublic Group of Cos., Inc. (The)	1,680	62,563
Liberty Broadband Corp. (Class A Stock)*	1,900	156,028
Liberty Broadband Corp. (Class C Stock)*	9,300	759,810

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
News Corp. (Class A Stock)	1,870	$32,295
News Corp. (Class B Stock)	550	9,587
Omnicom Group, Inc.	870	82,076
Paramount Global (Class B Stock)(a)	2,180	48,636
Publicis Groupe SA (France)	21,418	1,671,885
WPP PLC (United Kingdom)	121,874	1,447,975
		8,151,023
Metals & Mining — 0.4%
Anglo American PLC (South Africa)	7,826	260,305
ArcelorMittal SA (Luxembourg)	6,718	203,531
Barrick Gold Corp. (Canada)	23,623	438,679
BHP Group Ltd. (Australia)	83,428	2,637,487
BlueScope Steel Ltd. (Australia)	115,813	1,567,572
Boliden AB (Sweden)	3,498	137,416
Fortescue Metals Group Ltd. (Australia)	61,973	931,552
Freeport-McMoRan, Inc.	6,160	252,006
Glencore PLC (Australia)	295,771	1,701,931
Newmont Corp.	3,420	167,648
Nippon Steel Corp. (Japan)	74,000	1,745,030
Norsk Hydro ASA (Norway)	22,350	166,807
Nucor Corp.	1,120	173,006
Rio Tinto Ltd. (Australia)	4,629	371,939
Rio Tinto PLC (Australia)	18,051	1,225,266
South32 Ltd. (Australia)	62,436	182,983
Southern Copper Corp. (Mexico)(a)	3,100	236,375
Steel Dynamics, Inc.	6,100	689,666
Sumitomo Metal Mining Co. Ltd. (Japan)	3,700	141,577
United States Steel Corp.	37,200	970,920
		14,201,696
Multi-Utilities — 0.2%
Ameren Corp.	5,450	470,826
CenterPoint Energy, Inc.	21,820	642,817
CMS Energy Corp.	4,476	274,737
Consolidated Edison, Inc.	6,720	642,902
Dominion Energy, Inc.	7,271	406,522
DTE Energy Co.	10,930	1,197,272
E.ON SE (Germany)	173,952	2,170,003
Engie SA (France)	79,008	1,250,278
NiSource, Inc.	26,043	728,162
Public Service Enterprise Group, Inc.	5,246	327,613
Sempra Energy	1,350	204,066
WEC Energy Group, Inc.	1,360	128,914
		8,444,112
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	4,611	579,096
Boston Properties, Inc.	1,737	94,006
Hudson Pacific Properties, Inc.(a)	95,700	636,405
Japan Real Estate Investment Corp. (Japan)	132	526,052
		1,835,559
Oil, Gas & Consumable Fuels — 1.1%
APA Corp.	1,380	49,763
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP PLC (United Kingdom)	338,203	$2,137,621
Canadian Natural Resources Ltd. (Canada)	744	41,172
Cenovus Energy, Inc. (Canada)	7,088	123,666
Cheniere Energy, Inc.	7,251	1,142,758
Chevron Corp.	31,224	5,094,508
China Petroleum & Chemical Corp. (China) (Class H Stock)	352,000	207,722
ConocoPhillips	40,901	4,057,788
Coterra Energy, Inc.	3,430	84,172
Devon Energy Corp.	2,820	142,720
Diamondback Energy, Inc.(a)	760	102,729
Eni SpA (Italy)	52,174	727,638
EOG Resources, Inc.	6,513	746,585
EQT Corp.	1,590	50,737
Equinor ASA (Norway)	48,739	1,385,573
Exxon Mobil Corp.	78,277	8,583,856
Hess Corp.	7,304	966,611
Inpex Corp. (Japan)	129,400	1,369,379
Kinder Morgan, Inc.(a)	8,550	149,711
LUKOIL PJSC (Russia)^	3,042	—
Marathon Oil Corp.	2,920	69,963
Marathon Petroleum Corp.	9,230	1,244,481
Occidental Petroleum Corp.	3,210	200,400
ONEOK, Inc.	8,820	560,423
Ovintiv, Inc.	3,100	111,848
PDC Energy, Inc.	3,601	231,112
Petroleo Brasileiro SA (Brazil), ADR	10,294	107,366
Phillips 66	2,030	205,801
Pioneer Natural Resources Co.	7,900	1,613,496
Repsol SA (Spain)	17,319	266,329
Shell PLC (Netherlands)	105,650	3,010,877
Southwestern Energy Co.*	88,400	442,000
Suncor Energy, Inc. (Canada)	5,120	158,961
Targa Resources Corp.	1,000	72,950
TotalEnergies SE (France)	34,540	2,036,607
TotalEnergies SE (France), ADR	3,016	178,095
Valero Energy Corp.	12,438	1,736,345
Williams Cos., Inc. (The)	28,935	863,999
		40,275,762
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	10,024	130,411
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	12,920	542,123
American Airlines Group, Inc.*	2,800	41,300
Delta Air Lines, Inc.*	9,583	334,638
Deutsche Lufthansa AG (Germany)*	121,538	1,351,807
Southwest Airlines Co.	2,560	83,303
United Airlines Holdings, Inc.*	16,770	742,073
		3,095,244
Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	971	102,485
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,442	601,855

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Kao Corp. (Japan)	7,200	$280,262
L’Oreal SA (France)	5,261	2,350,840
Unilever PLC (United Kingdom)	52,947	2,743,662
		6,079,104
Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	23,600	335,293
AstraZeneca PLC (United Kingdom)	16,189	2,243,056
AstraZeneca PLC (United Kingdom), ADR	20,345	1,412,146
Bayer AG (Germany)	35,803	2,287,153
Bristol-Myers Squibb Co.	79,446	5,506,402
Catalent, Inc.*	830	54,539
Chugai Pharmaceutical Co. Ltd. (Japan)	14,300	353,105
Eli Lilly & Co.	13,234	4,544,820
GSK PLC	108,871	1,923,677
Ipsen SA (France)	12,272	1,351,295
Johnson & Johnson	44,709	6,929,895
Kyowa Kirin Co. Ltd. (Japan)	3,900	85,143
Merck & Co., Inc.	48,385	5,147,680
Novartis AG (Switzerland)	35,294	3,240,643
Novo Nordisk A/S (Denmark), ADR	1,147	182,534
Novo Nordisk A/S (Denmark) (Class B Stock)	30,124	4,784,335
Ono Pharmaceutical Co. Ltd. (Japan)	19,300	402,177
Organon & Co.	1,230	28,930
Pfizer, Inc.	101,872	4,156,378
Roche Holding AG	14,796	4,227,848
Sanofi	32,107	3,482,927
Santen Pharmaceutical Co. Ltd. (Japan)	18,000	153,797
Shionogi & Co. Ltd. (Japan)	6,800	306,718
Takeda Pharmaceutical Co. Ltd. (Japan)	8,200	269,317
Viatris, Inc.	5,480	52,718
Zoetis, Inc.	2,010	334,544
		53,797,070
Professional Services — 0.2%
Automatic Data Processing, Inc.	9,450	2,103,853
Broadridge Financial Solutions, Inc.	490	71,819
Computershare Ltd.	54,502	791,653
CoStar Group, Inc.*	3,096	213,160
Dun & Bradstreet Holdings, Inc.	17,400	204,276
Equifax, Inc.	500	101,420
Experian PLC	2,783	91,638
Jacobs Solutions, Inc.	550	64,630
Leidos Holdings, Inc.	9,413	866,561
Paychex, Inc.	1,340	153,551
Randstad NV (Netherlands)(a)	20,109	1,193,765
Robert Half International, Inc.(a)	470	37,868
Science Applications International Corp.	1,000	107,460
Verisk Analytics, Inc.	670	128,546
Wolters Kluwer NV (Netherlands)	5,327	672,462
		6,802,662
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	60,300	$49,486
CBRE Group, Inc. (Class A Stock)*	3,946	287,308
CK Asset Holdings Ltd. (Hong Kong)	107,000	648,706
Daito Trust Construction Co. Ltd. (Japan)	9,700	966,409
Daiwa House Industry Co. Ltd. (Japan)	5,600	131,943
LEG Immobilien SE (Germany)	1,653	90,842
Mitsui Fudosan Co. Ltd. (Japan)	27,000	507,180
NEPI Rockcastle NV (Romania)	9,144	52,922
New World Development Co. Ltd. (Hong Kong)	23,000	61,654
Nomura Real Estate Holdings, Inc. (Japan)	30,800	682,024
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	22,000	126,662
Zillow Group, Inc. (Class A Stock)*	3,400	148,580
Zillow Group, Inc. (Class C Stock)*	15,900	707,073
		4,460,789
Residential REITs — 0.0%
AvalonBay Communities, Inc.	1,953	328,221
Camden Property Trust	480	50,323
Equity Residential	11,750	705,000
Essex Property Trust, Inc.	280	58,559
Invitation Homes, Inc.	2,610	81,510
Mid-America Apartment Communities, Inc.	1,890	285,466
UDR, Inc.	1,380	56,663
		1,565,742
Retail REITs — 0.0%
Federal Realty Investment Trust	310	30,637
Kimco Realty Corp.	10,470	204,479
Klepierre SA (France)(a)	12,221	277,077
Realty Income Corp.(a)	2,660	168,431
Regency Centers Corp.	680	41,603
Simon Property Group, Inc.	4,270	478,112
		1,200,339
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	14,308	1,402,327
Allegro MicroSystems, Inc. (Japan)*	2,200	105,578
Analog Devices, Inc.	5,392	1,063,410
Applied Materials, Inc.	4,782	587,373
ASM International NV (Netherlands)	590	239,482
ASML Holding NV (Netherlands) (XAMS)	6,280	4,279,494
ASML Holding NV (Netherlands) (XNGS)	907	617,404
Broadcom, Inc.	7,988	5,124,622
Cirrus Logic, Inc.*(a)	4,500	492,210
Enphase Energy, Inc.*	3,258	685,092
First Solar, Inc.*	5,500	1,196,250
Infineon Technologies AG (Germany)	51,125	2,099,459
Intel Corp.	26,250	857,588
KLA Corp.	595	237,506

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	6,067	$3,216,238
Lasertec Corp. (Japan)	2,265	402,444
Lattice Semiconductor Corp.*	15,895	1,517,972
Microchip Technology, Inc.(a)	10,780	903,148
Micron Technology, Inc.(a)	4,750	286,615
Monolithic Power Systems, Inc.	180	90,097
Novatek Microelectronics Corp. (Taiwan)	7,000	99,474
NVIDIA Corp.	43,008	11,946,332
NXP Semiconductors NV (China)	13,374	2,493,917
ON Semiconductor Corp.*	12,229	1,006,691
Qorvo, Inc.*	420	42,659
QUALCOMM, Inc.	23,646	3,016,757
Rohm Co. Ltd. (Japan)	1,100	91,681
Skyworks Solutions, Inc.	4,800	566,304
SolarEdge Technologies, Inc.*	230	69,909
STMicroelectronics NV (Singapore)	33,394	1,779,356
SUMCO Corp. (Japan)	87,100	1,310,327
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	16,211	1,507,947
Teradyne, Inc.(a)	2,719	292,320
Texas Instruments, Inc.	8,896	1,654,745
Tokyo Electron Ltd. (Japan)	1,200	146,599
		51,429,327
Software — 1.6%
Adobe, Inc.*	9,852	3,796,665
ANSYS, Inc.*	370	123,136
Autodesk, Inc.*	930	193,589
Cadence Design Systems, Inc.*	2,480	521,023
Ceridian HCM Holding, Inc.*	2,290	167,674
Check Point Software Technologies Ltd. (Israel)*	7,744	1,006,720
Constellation Software, Inc. (Canada)	115	216,208
Dassault Systemes SE (France)	11,980	494,188
Fair Isaac Corp.*	105	73,782
Fortinet, Inc.*	2,815	187,085
Gen Digital, Inc.	16,650	285,714
Intuit, Inc.	2,744	1,223,357
Microsoft Corp.	125,509	36,184,246
NCR Corp.*	4,700	110,873
Nice Ltd. (Israel)*	817	186,111
Oracle Corp.	16,541	1,536,990
Oracle Corp. (Japan)	6,700	483,880
Palo Alto Networks, Inc.*	8,138	1,625,484
Paycom Software, Inc.*	210	63,842
Paylocity Holding Corp.*	5,200	1,033,656
PTC, Inc.*	460	58,986
Roper Technologies, Inc.	3,555	1,566,653
Salesforce, Inc.*	19,179	3,831,581
SAP SE (Germany)	2,267	286,255
ServiceNow, Inc.*	5,155	2,395,632
Synopsys, Inc.*	5,350	2,066,437
Teradata Corp.*	5,700	229,596
Tyler Technologies, Inc.*	175	62,062
WiseTech Global Ltd. (Australia)	4,442	195,686
Xero Ltd. (New Zealand)*	1,792	108,687
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Zoom Video Communications, Inc. (Class A Stock)*	4,800	$354,432
		60,670,230
Specialized REITs — 0.2%
American Tower Corp.	6,260	1,279,168
Crown Castle, Inc.	1,860	248,942
Digital Realty Trust, Inc.	10,340	1,016,525
Equinix, Inc.	1,090	785,934
Extra Space Storage, Inc.	570	92,870
Gaming & Leisure Properties, Inc.	4,996	260,092
Iron Mountain, Inc.(a)	11,390	602,645
Public Storage	5,300	1,601,342
SBA Communications Corp.	3,170	827,592
VICI Properties, Inc.	4,150	135,373
Weyerhaeuser Co.	18,590	560,117
		7,410,600
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	1,724	209,656
AutoNation, Inc.*	900	120,924
AutoZone, Inc.*	82	201,568
Bath & Body Works, Inc.	1,020	37,312
Best Buy Co., Inc.	3,203	250,699
CarMax, Inc.*	720	46,281
Home Depot, Inc. (The)	14,010	4,134,631
Industria de Diseno Textil SA (Spain)	51,206	1,720,277
JD Sports Fashion PLC (United Kingdom)	741,932	1,633,900
Lowe’s Cos., Inc.	19,664	3,932,210
O’Reilly Automotive, Inc.*	765	649,470
Ross Stores, Inc.	4,300	456,359
TJX Cos., Inc. (The)	29,597	2,319,221
Tractor Supply Co.	1,253	294,505
Ulta Beauty, Inc.*	2,566	1,400,189
ZOZO, Inc. (Japan)	39,100	894,293
		18,301,495
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	240,721	39,694,893
Canon, Inc. (Japan)	65,900	1,467,584
FUJIFILM Holdings Corp. (Japan)	14,000	710,682
Hewlett Packard Enterprise Co.	77,900	1,240,947
HP, Inc.	3,920	115,052
NetApp, Inc.	930	59,380
Samsung Electronics Co. Ltd. (South Korea)	5,587	276,283
Seagate Technology Holdings PLC(a)	3,327	219,981
Western Digital Corp.*	1,350	50,855
		43,835,657
Textiles, Apparel & Luxury Goods — 0.5%
Brunello Cucinelli SpA (Italy)	4,347	431,295
Burberry Group PLC (United Kingdom)	11,921	381,708
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	21,109	3,384,958
Deckers Outdoor Corp.*	2,967	1,333,815

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hermes International (France)	1,706	$3,455,089
Lululemon Athletica, Inc.*	1,528	556,482
LVMH Moet Hennessy Louis Vuitton SE (France)	6,164	5,657,989
NIKE, Inc. (Class B Stock)	19,277	2,364,131
On Holding AG (Switzerland) (Class A Stock)*	9,221	286,128
Ralph Lauren Corp.(a)	200	23,334
Swatch Group AG (The) (Switzerland)	1,758	605,439
Tapestry, Inc.	1,080	46,559
VF Corp.	1,540	35,281
		18,562,208
Tobacco — 0.2%
Altria Group, Inc.	24,760	1,104,791
British American Tobacco PLC (United Kingdom)	65,876	2,309,245
Imperial Brands PLC (United Kingdom)	21,099	485,186
Japan Tobacco, Inc. (Japan)	82,200	1,736,355
Philip Morris International, Inc.	20,155	1,960,074
		7,595,651
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	20,344	1,249,222
Bunzl PLC (United Kingdom)	5,712	215,757
Fastenal Co.	2,470	133,232
Howden Joinery Group PLC (United Kingdom)	16,203	139,905
IMCD NV (Netherlands)	962	157,302
ITOCHU Corp. (Japan)	14,700	478,727
Marubeni Corp. (Japan)	113,400	1,542,208
Mitsubishi Corp. (Japan)	50,600	1,818,385
Mitsui & Co. Ltd. (Japan)	59,300	1,848,372
Rexel SA (France)*	2,182	51,877
Sumitomo Corp. (Japan)	3,000	53,146
Toromont Industries Ltd. (Canada)	2,019	165,718
Toyota Tsusho Corp. (Japan)	2,800	119,384
United Rentals, Inc.	690	273,074
W.W. Grainger, Inc.	790	544,160
WESCO International, Inc.	5,600	865,424
		9,655,893
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	936	151,359
Water Utilities — 0.0%
American Water Works Co., Inc.	5,220	764,678
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	30,100	928,217
SoftBank Group Corp. (Japan)	2,800	110,078
T-Mobile US, Inc.*	18,424	2,668,532
Vodafone Group PLC (United Kingdom)	80,225	88,496
		3,795,323

Total Common Stocks (cost $884,886,731)		873,825,447
	Shares	Value

Exchange-Traded Funds — 3.2%
iShares Core S&P 500 ETF	13,446	$5,527,381
iShares Core U.S. Aggregate Bond ETF	257,222	25,629,600
iShares Floating Rate Bond ETF	15,000	755,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	212,354	23,276,122
iShares JP Morgan USD Emerging Markets Bond ETF	109,200	9,421,776
iShares MSCI EAFE ETF(a)	51,000	3,647,520
iShares Preferred & Income Securities ETF	30,000	936,600
iShares Russell 1000 Growth ETF	77,342	18,896,971
iShares Russell 1000 Value ETF	61,123	9,306,588
SPDR S&P 500 ETF Trust	14,449	5,915,276
Vanguard Total Bond Market ETF	179,907	13,282,534

Total Exchange-Traded Funds (cost $114,130,245)		116,596,218
Preferred Stocks — 0.0%
Automobiles — 0.0%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	5,347	686,284
Porsche Automobil Holding SE (Germany) (PRFC)	1,929	110,738
Volkswagen AG (Germany) (PRFC)	2,296	313,340
		1,110,362
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	615	49,417
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	940	396,169
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	33,405	166,747

Total Preferred Stocks (cost $1,645,693)		1,722,695

Units
Rights* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	180	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 9.8%
Automobiles — 0.2%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	448	438,395
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	775	753,667

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	$921,159
Flagship Credit Auto Trust,
Series 2021-01, Class A, 144A
0.310%	06/16/25		17	17,179
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	338,742
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		155	140,902
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		451	438,643
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		118	113,892
Series 2021-03, Class D, 144A
1.009%	02/26/29		129	121,877
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		420	407,825
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		760	757,797
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		85	84,203
Series 2021-02A, Class B, 144A
0.620%	07/15/26		335	326,470
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.041%(c)	08/20/29		979	969,806
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	268,774
				6,099,331
Collateralized Loan Obligations — 9.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.198%(c)	04/20/32		4,288	4,263,652
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.918%(c)	10/25/33		4,260	4,177,204
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/15/31		1,429	1,409,661
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.018%(c)	10/20/34		7,500	7,319,517
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.319%(c)	04/25/34	EUR	2,357	$2,465,351
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.058%(c)	04/15/32	EUR	7,862	8,316,002
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.418%(c)	07/25/34		1,483	1,424,642
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		7,515	7,365,178
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	10/15/33		780	770,192
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	01/20/34		10,450	10,244,916
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.947%(c)	05/17/31		1,429	1,411,214
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34		17,300	16,936,868
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.035%(c)	08/20/32		1,250	1,225,645
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.888%(c)	04/15/31	EUR	2,859	3,013,657
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	10/15/35	EUR	12,235	12,760,825
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	01/20/35		1,780	1,733,604
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34		3,432	3,361,757
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.795%(c)	04/18/31		967	955,555
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
5.848%(c)	04/20/31		2,002	1,979,846

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	07/15/34		3,715	$3,629,001
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.583%(c)	08/26/32	EUR	10,250	10,817,389
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29		513	509,505
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	07/15/31		2,859	2,815,060
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		15,000	14,613,670
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.032%(c)	04/15/33		1,290	1,271,337
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.912%(c)	10/29/29		276	274,467
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31		570	563,231
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	04/15/34		2,859	2,775,816
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.180%)
6.079%(c)	10/20/31		2,286	2,261,855
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.203%(c)	04/15/33		2,859	2,815,433
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.349%(c)	04/25/34	EUR	1,429	1,494,671
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31		380	377,184
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28		972	964,233
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
5.875%(c)	04/21/31		1,612	1,590,368
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.938%(c)	07/15/31	EUR	3,432	$3,622,025
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.968%(c)	04/25/30		659	651,754
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		11,875	11,585,121
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.812%(c)	10/17/31		2,570	2,530,607
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34		16,750	16,308,040
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/32		2,680	2,637,161
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.542%(c)	04/15/29		1,707	1,689,670
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.938%(c)	04/25/32		2,002	1,972,069
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34		21,500	20,961,793
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.806%(c)	10/12/30		2,276	2,250,942
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.912%(c)	07/15/31		2,859	2,819,441
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.165%(c)	10/13/27		317	316,763
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.925%(c)	04/22/30		16,750	16,461,297
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.012%(c)	10/15/34		5,000	4,876,124
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.902%(c)	04/26/31		4,320	4,269,313

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	04/17/31		7,041	$6,918,221
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	07/17/29		1,777	1,765,686
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	10/20/31		10,000	9,822,144
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30		3,377	3,346,544
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.850%(c)	04/15/31		1,358	1,338,146
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	01/17/31		1,146	1,137,240
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.892%(c)	07/16/31		1,713	1,691,546
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.658%(c)	07/20/34		806	775,211
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	10/15/34		7,500	7,299,193
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
5.942%(c)	07/15/31		2,859	2,820,364
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	10/20/31		4,288	4,235,065
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	10/20/34		7,500	7,305,106
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.928%(c)	04/25/31		4,288	4,238,421
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.892%(c)	01/26/31		1,146	1,132,613
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
5.742%(c)	04/15/29		658	651,894
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.138%(c)	01/17/32	EUR	10,000	10,567,674
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.279%(c)	04/25/30	EUR	1,002	$1,068,733
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
5.752%(c)	04/16/31		396	390,465
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34		5,810	5,678,295
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
5.919%(c)	10/20/32		12,500	12,237,744
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		2,859	2,797,570
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30		1,495	1,480,669
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.025%(c)	04/23/32		3,400	3,346,241
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	04/15/33		863	846,393
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31		1,584	1,550,881
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
5.978%(c)	07/20/32		3,959	3,872,722
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.946%(c)	07/24/32		15,000	14,684,518
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34		4,020	3,923,956
				347,783,881
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		270	262,128
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		517	495,899
Series 2022-X01, Class A, 144A
1.750%	02/15/27		139	135,206

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		126	$120,361
Series 2022-A, Class A, 144A
1.710%	02/20/35		1,023	979,770
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		168	165,027
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	218,173
Series 2021-02A, Class C, 144A
3.090%	04/20/32		200	163,054
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31		92	90,847
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	269,231
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		81	78,695
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		200	189,502
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	184,512
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	183,206
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		384	374,925
				3,910,536
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
5.470%(c)	11/15/28	GBP	105	129,358
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	05/25/34		25	22,576
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.345%(c)	03/25/43		12	11,441
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	09/25/34		18	14,486
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	08/25/33		21	20,120
				68,623
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		49	$48,072
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24		580	545,728
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	02/25/34		6	5,122
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
4.625%(c)	10/25/34		15	14,213
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.895%(c)	11/25/34		8	8,260
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
3.898%(c)	11/25/60	EUR	316	325,445
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.690%(c)	01/25/35		16	14,949
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.557%(c)	09/25/34		52	49,814
				417,803
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		18	18,050
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		98	91,081
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		174	162,150
				271,281

Total Asset-Backed Securities (cost $371,870,643)				359,274,613
Commercial Mortgage-Backed Securities — 0.4%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		115	106,749

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		375	$333,463
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.384%(c)	09/15/38		300	281,209
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.034%(c)	09/15/38		600	561,951
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	311,596
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		366	338,887
Series 2016-C07, Class A2
3.585%	12/10/54		337	314,666
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		370	340,230
Series 2019-GC41, Class A4
2.620%	08/10/56		375	323,712
Commercial Mortgage Trust,
Series 2014-UBS04, Class A3
3.430%	08/10/47		77	77,270
Series 2014-UBS06, Class A4
3.378%	12/10/47		248	238,813
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	113,534
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	262,145
Series 2018-CX12, Class A3 (original cost $300,200; purchased 07/09/21)(f)
3.959%	08/15/51		265	249,194
Series 2019-C17, Class A4
2.763%	09/15/52		145	124,099
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.055%(c)	08/07/30	GBP	1,486	1,707,520
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		425	390,226
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	155,204
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.694%(cc)	09/25/24		159	1,245
Series K052, Class X1, IO
0.635%(cc)	11/25/25		12,917	170,585
Series K055, Class X1, IO
1.344%(cc)	03/25/26		3,040	104,979
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K097, Class X1, IO
1.091%(cc)	07/25/29		1,538	$85,936
Series K131, Class X1, IO
0.729%(cc)	07/25/31		15,078	727,069
Series K154, Class A2
4.350%	01/25/33		315	317,839
Series K736, Class X1, IO
1.287%(cc)	07/25/26		218	7,495
Series K741, Class X1, IO
0.570%(cc)	12/25/27		214	4,748
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
6.784%(c)	10/15/36		360	329,143
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.234%(c)	10/15/36		560	513,984
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		174	167,237
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.324%(c)	06/15/38		1,150	1,000,667
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.074%(c)	06/15/38		835	709,891
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.458%(c)	03/15/39		400	379,947
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.908%(c)	03/15/39		1,050	992,099
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		65	57,274
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		700	608,048
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)
6.691%(c)	03/15/36		150	132,732
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.181%(c)	08/17/31	GBP	1,784	2,014,090
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $492,468; purchased 07/09/21)(f)
4.030%	08/15/51		435	409,770
Series 2019-C16, Class A3
3.344%	04/15/52		375	344,139
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		56	54,477

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C38, Class A4
3.190%	07/15/50		348	$320,193
Series 2019-C49, Class A3
3.749%	03/15/52		495	472,428
Series 2019-C52, Class A4
2.643%	08/15/52		240	209,303

Total Commercial Mortgage-Backed Securities (cost $18,676,120)				16,365,786
Corporate Bonds — 8.3%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		2,000	1,933,043
2.196%	02/04/26		613	568,626
3.625%	02/01/31		820	749,405
5.705%	05/01/40		50	50,442
5.805%	05/01/50		510	512,771
5.930%	05/01/60		90	89,966
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		170	171,052
7.500%	03/15/25		226	226,000
7.500%	02/01/29		125	127,344
7.875%	04/15/27(a)		3,133	3,169,186
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		275	279,433
5.100%	11/15/27		1,335	1,386,187
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.950%	03/15/53		190	189,159
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		375	314,911
5.375%	02/27/53		235	247,418
				10,014,943
Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,000	964,964
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,645	2,352,881
				3,317,845
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	98,266
5.750%	04/20/29		115	110,004
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,940	1,860,270
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
4.625%	04/15/29		90	$81,397
				2,149,937
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		30	28,414
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		260	221,836
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,585	2,524,514
				2,774,764
Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		925	724,196
4.750%	01/15/43		472	359,315
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)		500	426,595
4.375%	08/06/23		200	198,689
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		285	274,124
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		345	348,937
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,637	1,727,489
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		275	222,325
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	841,494
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	740,943
				5,864,107
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		120	117,600
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	440,409
4.500%	02/15/32(a)		450	362,982
5.625%	06/15/28(a)		625	586,945
				1,507,936

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks — 1.3%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	800	$519,892
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	749,667
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		400	374,754
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	300	321,283
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	645,766
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		532	462,662
2.972%(ff)	02/04/33		20	16,856
3.194%(ff)	07/23/30		417	370,425
4.827%(ff)	07/22/26		365	360,632
5.015%(ff)	07/22/33		675	666,752
Sub. Notes
2.482%(ff)	09/21/36		235	178,022
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		340	340,807
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		330	327,804
5.250%	12/06/24		355	355,634
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		345	334,351
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
3.750%	02/01/33	EUR	200	214,977
Sub. Notes
3.875%(ff)	06/16/32	EUR	900	933,842
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	107,555
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	450	361,342
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	195	190,428
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	210,406
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	400	347,074
2.125%(ff)	01/23/27	EUR	700	714,274
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	200	185,509
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,172	1,052,292
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	$305,816
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	510,182
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	131,584
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	534,512
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		140	118,805
3.980%(ff)	03/20/30		118	110,196
4.075%(ff)	04/23/29		1,405	1,338,936
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		390	362,808
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	400	424,118
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	2,900	2,439,132
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	252,054
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	470	328,233
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	900	939,858
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		335	284,162
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	938,896
1.875%(ff)	02/23/28	EUR	300	280,890
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	284,474
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	552,626
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25	CNH	1,320	190,357
3.500%	07/02/25	CNH	2,200	318,223
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		535	444,541
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,000	797,588
2.615%(ff)	04/22/32		125	104,121
3.102%(ff)	02/24/33		1,080	925,628
3.375%	03/27/25	EUR	1,786	1,921,774
4.482%(ff)	08/23/28		380	371,763

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	640	$570,120
3.000%(ff)	07/22/28	GBP	800	882,828
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	900	793,724
3.869%(ff)	03/28/26		390	376,705
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		300	293,587
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		605	565,153
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	675	759,751
2.069%(ff)	06/01/29		640	554,249
2.545%(ff)	11/08/32		650	539,562
2.580%(ff)	04/22/32		636	535,722
4.851%(ff)	07/25/28		365	364,413
4.912%(ff)	07/25/33(a)		1,095	1,088,728
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		200	201,158
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,910	1,963,884
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,209	935,152
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		360	333,100
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	298,163
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		425	417,145
4.656%(ff)	03/02/29	EUR	250	275,475
5.123%(ff)	02/01/29		95	95,595
5.789%(ff)	11/18/33	GBP	380	476,504
6.342%(ff)	10/18/33		595	650,503
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	60,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	602,641
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		485	411,073
3.622%(ff)	04/01/31		83	75,986
Sub. Notes
2.484%(ff)	09/16/36		260	196,632
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	875	997,723
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,149	$2,088,678
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	144,667
Gtd. Notes, MTN
4.900%	02/01/28	AUD	460	304,182
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		735	743,487
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	156,601
Sr. Unsec’d. Notes, 144A, MTN
6.446%(ff)	01/10/29		415	415,991
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	953,531
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		340	341,860
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		850	768,891
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	740	758,189
				47,545,636
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		670	665,477
4.900%	02/01/46		645	625,642
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		335	311,796
4.439%	10/06/48		180	165,731
5.550%	01/23/49		125	134,973
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	202,351
5.300%	10/24/27		1,085	1,126,310
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		225	220,734
				3,453,014
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33(a)		255	244,453
4.200%	02/22/52		65	55,200
4.875%	03/01/53		275	257,640
5.150%	03/02/28		785	801,658

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
5.250%	03/02/30		390	$398,472
5.250%	03/02/33		825	847,301
5.600%	03/02/43		105	108,267
5.650%	03/02/53		70	72,851
5.750%	03/02/63		70	72,623
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		68	50,107
				2,908,572
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		988	915,671
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		21	17,227
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		250	207,500
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,585	2,425,214
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,215,553
				4,781,165
Chemicals — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		30	19,926
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28		100	99,889
5.800%	03/27/53		215	221,235
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		100	84,810
				425,860
Commercial Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,205	898,274
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,159,200
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	700	655,469
2.000%	01/15/30	EUR	620	558,698
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	306,297
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
4.250%	09/25/30	GBP	500	$565,451
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	341,587
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	3,510	3,109,968
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		282	198,027
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		450	422,849
2.700%	03/01/29		670	609,620
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,183,303
3.875%	02/15/31		30	26,468
4.875%	01/15/28(a)		130	124,311
5.250%	01/15/30		2,035	1,957,515
				12,117,037
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		70	72,298
5.100%	03/22/43		100	103,174
				175,472
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,070	1,819,674
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		470	421,838
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		226	217,183
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	3,901	3,881,669
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,681	1,619,428
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.750%	09/21/28		260	249,962
4.600%	03/15/33(a)		650	644,686
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		1,350	1,227,207
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,130	1,056,637

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,060	$2,940,163
8.250%	10/01/23		574	575,634
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	1,215	1,237,449
Gtd. Notes, 144A
1.250%	09/27/30		4,723	3,858,757
1.850%	05/03/32	EUR	923	870,482
2.000%	04/16/31		3,077	2,625,708
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,094	1,922,977
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	521,475
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	350	306,934
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	280	280,973
				24,459,162
Electric — 0.9%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		85	67,543
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		105	117,450
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	22,769
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	788,648
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)		610	518,062
4.500%	02/15/28		1,315	1,219,431
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		45	38,972
5.000%	02/01/31		630	533,774
5.125%	03/15/28		2,915	2,669,665
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		898	750,618
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		305	315,598
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		210	151,179
4.500%	05/15/58		40	34,618
6.150%	11/15/52		185	208,402
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		250	$209,909
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		1,485	1,441,141
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		200	117,034
3.600%	08/15/32		340	314,716
4.200%	09/01/52		160	140,273
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		234	227,708
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		155	151,964
4.500%	08/15/32		280	270,585
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33		35	36,027
5.650%	04/01/53		10	10,487
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	600	628,549
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	400	332,745
4.000%	01/11/35	EUR	200	215,260
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		700	660,844
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		410	366,636
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	71,985
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		155	164,629
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	875,509
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	532,125
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		55	55,296
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	540	574,251
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	755	675,990

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	$69,280
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		216	192,100
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		285	231,660
5.783%	09/16/52		270	279,855
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		1,330	1,305,680
Gtd. Notes, 144A
3.375%	02/15/29		170	141,348
3.625%	02/15/31		1,630	1,321,323
3.875%	02/15/32		55	44,032
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		300	285,905
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		340	337,230
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	594,496
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		150	106,207
4.950%	07/01/50		120	98,823
6.150%	01/15/33		420	431,050
6.700%	04/01/53		85	87,527
6.750%	01/15/53		150	155,125
Sr. Sec’d. Notes
3.250%	06/01/31		240	203,937
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	322,178
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	227,760
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		270	261,533
3.700%	04/01/29		20	18,584
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		130	136,975
5.950%	11/01/32		85	92,060
First Ref. Mortgage
4.000%	04/01/47		10	8,233
4.650%	10/01/43		25	22,701
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	22,415
First Ref. Mortgage, Series C
4.125%	03/01/48		19	15,711
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		201	$180,960
Union Electric Co.,
First Mortgage
3.900%	04/01/52		75	63,106
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	927,570
8.000%(ff)	10/15/26(oo)		2,800	2,622,398
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		5,335	5,042,002
5.500%	09/01/26		20	19,437
5.625%	02/15/27		20	19,485
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		465	449,167
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		192	147,535
				31,995,780
Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	200	200,349
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.125%	11/02/34	EUR	705	773,605
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	900	782,333
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	800	817,481
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	819	750,212
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	381,623
				2,731,649
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	432,355
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		550	482,473
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,450	1,041,962
Warnermedia Holdings, Inc.,
Gtd. Notes
6.412%	03/15/26		580	582,812

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Gtd. Notes, 144A
3.638%	03/15/25		410	$396,689
3.755%	03/15/27(a)		550	518,144
4.054%	03/15/29		70	65,095
4.279%	03/15/32		560	499,676
5.050%	03/15/42		605	505,872
5.141%	03/15/52		330	267,722
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	41,749
				4,834,549
Foods — 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	52,205
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		825	709,716
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,095	4,127,768
4.500%	02/16/26	GBP	220	227,975
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,005,003
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,372	1,196,028
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33		100	101,481
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28		500	483,379
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		310	295,660
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		25	23,133
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	22,887
4.375%	01/31/32		745	677,441
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	1,571	1,463,179
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	620	618,283
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		625	550,025
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	190,350
				12,744,513
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		220	$190,091
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		381	357,724
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		632	560,033
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	227,030
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		285	328,153
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		100	85,441
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	511,030
				2,069,411
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23(a)		425	412,663
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	495	469,609
2.650%	06/01/30		73	64,514
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		220	183,782
GE HealthCare Technologies, Inc.,
Gtd. Notes, 144A
5.550%	11/15/24(a)		475	477,871
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		725	629,045
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		875	759,142
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	1,110	1,193,157
4.950%	11/21/32		170	176,378
				4,366,161
Healthcare-Services — 0.4%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		193	155,005
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		779	664,593

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.910%	10/01/50		60	$46,349
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,140	1,826,063
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		150	153,215
Gtd. Notes, 144A
3.625%	03/15/32		795	699,220
4.625%	03/15/52		250	207,706
Humana, Inc.,
Sr. Unsec’d. Notes
5.875%	03/01/33		285	306,660
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	2,600	2,395,310
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,725	1,532,622
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		720	634,397
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		1,250	1,191,804
Sr. Sec’d. Notes
4.250%	06/01/29		450	406,606
4.625%	07/15/24		47	46,364
4.875%	01/01/26		5	4,902
5.125%	11/01/27(a)		1,600	1,542,893
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		252	182,819
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		140	119,391
4.375%	03/15/42		110	101,767
4.750%	07/15/45		46	45,304
4.750%	05/15/52		50	48,725
5.200%	04/15/63		100	101,349
5.250%	02/15/28		235	244,842
5.300%	02/15/30		220	231,742
5.875%	02/15/53		85	95,540
				12,985,188
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,317	2,104,012
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	45,511
7.250%	10/15/29		1,123	1,044,641
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		265	$234,305
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,225	1,713,250
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,034
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		1,745	1,530,365
5.250%	12/15/27		25	23,445
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		45	44,285
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,867	1,729,331
				8,550,179
Insurance — 0.1%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		165	166,733
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,000	1,049,977
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	705	762,900
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		225	216,405
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	378,269
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	94,961
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		416	358,421
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	665,676
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		383	319,207
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	418,283
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	677,055
				5,107,887

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		100	$88,737
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	1,540	1,715,754
4.500%	11/15/31	EUR	405	455,525
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		210	190,575
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	290,550
				2,741,141
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	204,962
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		150	150,937
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		155	130,672
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		65	63,972
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		550	531,765
3.500%	08/18/26		190	177,092
				903,501
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		250	258,305
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		810	661,726
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		661	541,690
4.250%	01/15/34		900	697,117
4.500%	08/15/30		130	109,578
4.500%	06/01/33		395	314,989
4.750%	03/01/30(a)		551	477,506
5.000%	02/01/28		115	106,074
5.125%	05/01/27		441	416,546
5.375%	06/01/29		250	229,642
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		730	$480,888
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		100	102,212
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		225	189,453
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	762,795
5.750%	01/15/30		1,000	505,744
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		465	387,900
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	73,875
5.875%	11/15/24		280	249,816
7.750%	07/01/26		3,065	2,022,908
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,262	1,352,606
				9,683,065
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	695	759,705
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	149,400
5.125%	02/02/33		400	401,825
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	188,219
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		200	188,218
				1,687,367
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		265	255,391
4.700%	08/23/52		175	168,343
				423,734
Multi-National — 0.1%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,340	1,437,105
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	166,098
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	539	453,806

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
3.000%	10/14/33	EUR	1,835	$1,978,965
				4,035,974
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	509,733
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	383,202
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		250	232,162
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $735,835; purchased 07/09/21 - 09/22/22)(f)
7.000%	11/01/26		735	710,269
Gtd. Notes, 144A (original cost $47,772; purchased 07/09/21 - 12/10/21)(f)
9.000%	11/01/27		35	42,675
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		10	6,937
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	183	143,363
3.625%(ff)	03/22/29(oo)	EUR	600	565,213
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		605	569,328
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29(a)		580	551,983
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	222,513
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		494	501,933
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	96,875
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		370	358,337
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	09/06/23(d)	CHF	1,400	1,530,138
4.250%	04/06/24	GBP	500	447,180
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		484	472,103
7.300%	08/15/31		115	128,012
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	$130,250
6.000%	04/15/30		550	507,264
6.000%	02/01/31		140	129,402
6.250%	04/15/32		700	647,175
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	43,258
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30(a)		415	436,870
6.950%	07/01/24		180	182,501
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,150	1,228,720
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,800	1,621,829
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	169,787
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	155,600
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		1,985	1,962,776
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	699,036
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		115	87,484
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	536,944
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	300	250,910
				15,752,029
Packaging & Containers — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		350	306,044
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		222	198,129
4.250%	11/21/49		645	569,038
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		90	85,291
6.450%	09/15/37		470	549,213

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	324	$147,051
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	120	45,022
5.000%	02/15/29	639	236,996
5.250%	01/30/30	2,105	780,166
5.250%	02/15/31	450	172,687
6.250%	02/15/29	1,525	564,250
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	160	115,281
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26(a)	1,110	1,116,631
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26(a)	1,250	1,260,767
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	25	17,700
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	480	381,317
			6,239,539
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	1,153,712
7.875%	05/15/26	490	500,527
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	270	230,513
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	960	962,581
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	915	767,255
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	935	825,027
Sr. Unsec’d. Notes
5.400%	10/01/47	430	382,859
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	10	8,886
3.125%	07/31/29(a)	387	354,227
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	355	305,606
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	205	210,381
6.510%	02/23/42	200	210,163
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		379	$367,521
5.200%	03/01/47		245	219,663
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		615	477,680
6.100%	11/15/32		200	207,128
6.350%	01/15/31		245	255,937
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		602	537,629
7.500%	10/01/25		325	325,861
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		340	348,074
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	31,569
4.125%	08/15/31		35	30,734
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		45	43,024
4.300%	02/01/30		745	677,624
5.300%	03/01/48		40	34,141
5.450%	04/01/44		235	205,121
5.500%	02/01/50		25	21,234
6.150%	04/01/33		110	111,511
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		213	204,503
4.500%	11/15/23		1,478	1,470,057
4.550%	06/24/24		435	431,847
4.650%	08/15/32		5	4,817
				11,917,412
Real Estate — 0.2%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	899,208
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	900	644,564
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	161,252
1.625%	04/20/30	EUR	100	75,097
2.200%	07/24/25	EUR	700	690,890
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28(a)		2,620	2,387,350
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	854,135

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	$157,501
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	421,769
3.200%	08/14/27	CNH	7,000	992,408
				7,284,174
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		2,175	2,163,773
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		735	670,469
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,000	886,591
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		525	375,740
9.750%	06/15/25		150	145,119
Sr. Unsec’d. Notes
4.750%	05/01/24		175	158,425
4.750%	02/15/28		2,219	1,497,538
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	365,571
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	660	592,901
4.625%	08/01/29(a)		280	206,838
5.000%	10/15/27		25	20,558
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	539,716
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	363,843
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		55	52,108
4.125%	08/15/30		10	8,886
4.250%	12/01/26		30	28,106
4.500%	09/01/26		125	118,141
4.500%	01/15/28		440	408,929
4.625%	06/15/25		70	67,668
5.625%	05/01/24		5	4,961
5.750%	02/01/27		5	4,917
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	600	700,305
				9,381,103
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		640	$595,200
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	657	650,682
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	4,970	4,968,039
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	297,099
3.875%	10/01/31		425	288,415
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		220	200,832
3.300%	04/15/40		375	312,129
4.950%	09/15/52		95	94,954
				7,407,350
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32(a)		120	110,280
Gtd. Notes, 144A
1.950%	02/15/28		326	283,301
2.600%	02/15/33		565	443,146
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		55	45,193
4.150%	04/15/32		190	173,239
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		525	531,838
5.625%	02/10/43		150	153,657
5.700%	02/10/53		505	514,487
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
4.333%	06/01/23		1,475	1,471,514
				3,726,655
Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		282	211,507
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23		1,500	1,480,128
4.500%	05/06/28		375	370,586
6.150%	11/09/29		290	308,943
6.250%	11/09/32		85	91,237
				2,462,401
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		490	452,025

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	$175,788
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	519	506,636
1.700%	03/25/26		415	380,901
2.550%	12/01/33		235	189,037
3.500%	06/01/41		215	169,704
3.550%	09/15/55		345	247,825
3.650%	09/15/59		32	22,864
5.200%	11/18/33	GBP	280	342,301
5.539%	02/20/26		675	676,735
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	310	284,902
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	236,812
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	600	616,101
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	66,938
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		350	363,490
7.625%	03/01/26		25	26,440
7.875%	09/15/23		1,255	1,265,212
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	46,597
2.625%	02/15/29		370	326,332
2.875%	02/15/31		284	244,927
3.000%	02/15/41		310	229,532
3.875%	04/15/30		525	492,392
4.750%	02/01/28		35	34,609
4.950%	03/15/28		335	338,175
5.650%	01/15/53		100	102,441
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		2	1,428
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		1,350	1,335,001
				9,175,145
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		20	14,187
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	882,155
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.000%	09/17/34	EUR	100	$79,816
1.375%	04/21/32	EUR	100	88,851
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	09/10/28		240	237,504
				1,302,513
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		347	308,955
3.250%	06/01/51		300	219,973
3.450%	05/01/50		37	28,166
4.200%	09/01/48		125	106,930
Severn Trent Utilities Finance PLC (United Kingdom),
Gtd. Notes, EMTN
4.625%	11/30/34	GBP	460	534,658
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	200	188,891
				1,387,573

Total Corporate Bonds (cost $353,256,799)				306,805,143
Floating Rate and Other Loans — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
8.566%(c)	04/21/28		1,147	1,138,071
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
8.799%(c)	08/12/28		190	189,850
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
8.515%(c)	03/01/29		2,208	2,073,974
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term loan
8.025%	08/24/26		1,915	119,229
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
8.081%(c)	05/27/24		1,160	1,035,000

Total Floating Rate and Other Loans (cost $5,004,784)				4,556,124

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.1%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	300	$327,318
6.548%	05/15/48	160	189,259
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	430,013
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	635	530,298
			1,476,888
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	167,557
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	320	347,114
			514,671
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	498	216,779

Total Municipal Bonds (cost $2,548,851)			2,208,338
Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.545%(c)	10/25/30	257	260,241
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^	325	325,171
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/41	780	723,119
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.810%(c)	03/25/42	115	118,521
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.810%(c)	03/25/42	60	60,920
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29	298	297,293
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	11/25/41	40	37,100
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	10/25/50	57	57,240
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
7.610%(c)	01/25/34		120	$110,194
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	08/25/33		220	193,667
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/33		145	128,370
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.910%(c)	09/25/41		100	90,946
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	09/25/41		430	387,021
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.910%(c)	12/25/41		200	180,008
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		70	11,345
Series 4910, Class MI, IO
4.000%	08/25/49		94	17,437
Series 5020, Class IH, IO
3.000%	08/25/50		433	68,603
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		967	882,128

Total Residential Mortgage-Backed Securities (cost $4,178,803)				3,949,324
Sovereign Bonds — 5.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		400	338,000
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	882,095
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	401	234,167
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	2,620	1,721,925
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	343	199,581
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	427	272,724
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	309	192,689
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,894	1,677,337
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,327	2,045,440

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	$118,766
6.350%	11/30/41	EUR	200	261,126
Bonos de la Tesoreria de la Republica en pesos (Chile),
Unsec’d. Notes, 144A
2.800%	10/01/33	CLP	220,000	226,109
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,361	3,302,813
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	100	106,301
4.625%	09/23/34	EUR	600	638,825
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	300	318,030
Bundesobligation (Germany),
Bonds, Series 186
1.300%	10/15/27	EUR	4,234	4,384,920
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	05/15/36	EUR	343	271,858
0.500%	02/15/28	EUR	100	99,461
1.700%	08/15/32	EUR	1,351	1,395,217
3.250%	07/04/42	EUR	65	79,136
Bonds, Series G
0.000%	08/15/50	EUR	906	530,454
Bundesschatzanweisungen (Germany),
Bonds
0.400%	09/13/24	EUR	1,610	1,687,884
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,500	3,730,591
Unsec’d. Notes, EMTN
1.750%	11/25/27	EUR	1,300	1,332,761
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	228,180
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	631	448,951
0.250%	03/01/26	CAD	1,359	919,632
1.000%	06/01/27	CAD	2,615	1,783,299
1.250%	03/01/25	CAD	2,233	1,579,331
2.000%	12/01/51	CAD	873	516,391
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	246,056
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,938,113
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,600	2,670,432
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	2,674,600	414,698
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	$336,141
1.500%	06/17/31	EUR	1,500	1,362,708
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,410	1,665,872
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	10,940	450,210
Bonds, Series 138
1.750%	06/23/32	CZK	4,700	171,138
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,480	449,156
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	1,460	1,467,637
0.400%	01/26/26	EUR	495	499,133
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	817	674,670
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	345	355,154
0.000%	12/15/26	EUR	700	681,734
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,350	1,343,407
0.000%	04/22/31	EUR	315	270,152
0.000%	07/04/35	EUR	872	643,373
0.200%	06/04/36	EUR	1	736
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	670	611,664
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.450%	07/04/41	EUR	1,920	1,267,500
0.700%	07/06/51	EUR	490	285,374
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	01/11/33		200	209,716
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	298	200,266
0.875%	09/15/25	EUR	492	509,723
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	267	268,052
0.000%	02/25/27	EUR	4,446	4,353,887
0.000%	11/25/31	EUR	4,336	3,722,953
0.750%	05/25/52	EUR	1,175	696,141
2.000%	11/25/32	EUR	979	989,142
4.500%	04/25/41	EUR	1,792	2,292,032
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	102	77,106
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	2,640	2,208,236
1.875%	01/24/52	EUR	2,060	1,330,009

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	$133,924
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,290	179,482
Bonds, Series 32/A
4.750%	11/24/32	HUF	61,720	133,573
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,900	1,513,603
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	193,000
6.125%	05/22/28		200	204,750
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,040	828,992
3.050%	03/12/51		200	147,022
3.550%	03/31/32		200	183,772
5.650%	01/11/53		200	207,772
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,790	2,964,862
3.850%	07/18/27		500	486,930
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	16,740,000	1,109,041
Bonds, Series 092
7.125%	06/15/42	IDR	7,068,000	475,688
Bonds, Series FR89
6.875%	08/15/51	IDR	838,000	54,507
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	149	128,298
1.100%	05/15/29	EUR	594	589,559
1.500%	05/15/50	EUR	132	99,309
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,645	427,089
Bonds, Series 0330
1.000%	03/31/30	ILS	254	58,833
Israel Government Bond - Fixed (Israel),
Bonds, Series 1152
2.800%	11/29/52	ILS	350	75,630
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	294	237,897
6.875%	10/21/34	GBP	100	145,164
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y, 144A
0.950%	12/01/31	EUR	2,163	1,839,885
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	1,360	1,440,339
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	1,422	902,567
Sr. Unsec’d. Notes, Series 3Y
0.000%	08/15/24	EUR	2,403	2,496,578
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 5Y
0.000%	04/01/26	EUR	3,093	$3,035,787
2.650%	12/01/27	EUR	2,337	2,442,371
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	258,641
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	224,350	1,281,067
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	1,110,850	8,422,052
Bonds, Series 361
0.100%	12/20/30	JPY	305,150	2,265,688
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	322,900	2,955,680
Bonds, Series 51
0.300%	06/20/46	JPY	133,550	834,016
Bonds, Series 56
0.800%	09/20/47	JPY	288,900	2,006,318
Bonds, Series 65
0.400%	12/20/49	JPY	352,800	2,151,821
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,400	764,530
Bonds, Series 157
0.200%	06/20/36	JPY	139,850	989,818
Bonds, Series 162
0.600%	09/20/37	JPY	186,500	1,373,906
Bonds, Series 174
0.400%	09/20/40	JPY	403,100	2,769,863
Bonds, Series 181
0.900%	06/20/42	JPY	231,750	1,710,902
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	521,710
2.375%	11/09/28	EUR	800	781,274
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	381	465,754
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,069	1,028,361
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	979	844,483
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	531	364,972
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		400	398,128
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	673,120	494,892
Bonds, Series 3112
2.375%	12/10/31	KRW	593,060	424,053
Bonds, Series 4009
1.500%	09/10/40	KRW	1,180,990	688,947

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	937,490	$701,482
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,802,780	1,303,856
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,382,820	955,057
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	1,453,630	812,315
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	300	282,729
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	937	198,659
Bonds, Series 0122
3.582%	07/15/32	MYR	1,917	423,230
Bonds, Series 0307
3.502%	05/31/27	MYR	5,769	1,303,997
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	17,975	878,054
7.750%	05/29/31	MXN	12,629	656,820
8.000%	07/31/53	MXN	1,216	59,896
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,080	1,831,818
2.659%	05/24/31		200	167,400
6.350%	02/09/35		550	585,200
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	692	681,573
0.000%	07/15/31	EUR	419	368,232
0.000%	01/15/38	EUR	2,829	2,047,746
0.000%	01/15/52	EUR	166	87,947
New Zealand Government Bond (New Zealand),
Bonds, Series 0433
3.500%	04/14/33	NZD	496	292,090
Bonds, Series 0437
2.750%	04/15/37	NZD	487	254,121
Bonds, Series 0534
4.250%	05/15/34	NZD	2,055	1,285,506
Bonds, Series 0551
2.750%	05/15/51	NZD	3,336	1,541,470
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	8,758	4,563,251
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	5,384	448,881
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,050	234,343
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,820	1,422,688
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	922,958
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
1.200%	04/28/33	EUR	800	$642,729
1.750%	04/28/41	EUR	285	194,490
1.950%	01/06/32		200	162,522
5.000%	07/17/33		200	203,772
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	316	257,571
1.150%	04/11/42	EUR	300	215,604
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	651	646,598
1.000%	04/12/52	EUR	1,470	834,104
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	806	575,937
Unsec’d. Notes
3.100%	06/01/50	CAD	150	92,759
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	322	256,346
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	215	124,495
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		661	630,902
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,649	3,870,714
Unsec’d. Notes
2.150%	06/02/31	CAD	1,000	667,083
3.450%	06/02/45	CAD	1,362	912,661
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	350	220,288
2.750%	04/12/27(a)		1,302	1,244,691
Unsec’d. Notes
3.100%	12/01/51	CAD	350	218,506
3.500%	12/01/45	CAD	579	389,722
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	276,750
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,322	921,524
4.500%	08/22/35	AUD	350	240,032
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	339	317,562
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	580	586,803
1.850%	05/23/49	EUR	205	174,138
2.400%	05/23/34	EUR	1,150	1,175,512
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	15	12,588
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		1,390	1,186,125

A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.875%	05/06/51		1,500	$1,074,248
4.000%	10/17/49		475	360,381
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	347,891
6.000%	08/04/28	GBP	958	1,211,664
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		640	641,839
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	1,427	234,092
Bonds, Series 0726
2.500%	07/25/26	PLN	2,621	547,219
Republic of Poland Government International Bond (Poland),
Bonds
4.875%	10/04/33		205	204,125
5.500%	04/04/53		235	237,056
Sr. Unsec’d. Notes
5.500%	11/16/27		180	187,373
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	905	209,014
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	25	22,910
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		132	136,998
7.625%	01/17/53		36	38,599
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	24,727
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	129	83,940
3.875%	10/29/35	EUR	25	20,605
4.125%	03/11/39	EUR	90	71,984
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	24,796
3.000%	02/27/27		318	288,187
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	466,999
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		200	213,500
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		300	246,337
4.750%	01/18/28		400	404,800
4.875%	07/18/33		565	569,343
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,479,875
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	2,860	2,791,115
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	251	183,542
3.500%	03/01/27	SGD	652	498,260
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	282	185,558
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	$131,440
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	1,184	1,241,070
0.000%	01/31/27	EUR	1,237	1,201,069
0.000%	01/31/28	EUR	2,048	1,929,368
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	816	614,184
1.000%	10/31/50(k)	EUR	2,300	1,329,277
1.200%	10/31/40	EUR	320	235,950
1.900%	10/31/52	EUR	628	449,632
2.550%	10/31/32	EUR	1,643	1,678,046
2.900%	10/31/46	EUR	437	412,867
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, EMTN
2.000%	06/15/32	EUR	2,160	2,163,895
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	531,691
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31	SEK	12,290	997,850
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	425	479,974
3.250%	06/27/27	CHF	705	836,167
3.500%	04/08/33	CHF	593	789,754
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	12,683	470,814
Sr. Unsec’d. Notes
1.875%	06/17/49	THB	5,508	126,097
2.000%	12/17/31	THB	7,847	223,382
4.875%	06/22/29	THB	6,571	222,248
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	105	19,358
6.750%	06/20/28(d)	EUR	5,195	920,099
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	175	32,264
United Kingdom Gilt (United Kingdom),
Bonds
0.500%	10/22/61	GBP	365	161,359
0.625%	07/31/35	GBP	1,935	1,673,274
0.875%	10/22/29	GBP	2,237	2,354,846
0.875%	07/31/33	GBP	874	830,999
1.250%	07/22/27	GBP	2,146	2,418,817
1.250%	07/31/51	GBP	1,375	944,224
1.500%	07/22/47	GBP	790	611,867
2.500%	07/22/65	GBP	399	369,913
3.250%	01/22/44	GBP	553	620,716
4.125%	01/29/27	GBP	1,517	1,895,044
4.250%	12/07/46	GBP	1,386	1,795,365

A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Unsec’d. Notes
1.125%	01/31/39	GBP	926	$778,007

Total Sovereign Bonds (cost $247,685,532)				208,781,166
U.S. Government Agency Obligations — 1.7%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		258	203,412
2.000%	06/01/35		232	210,452
2.000%	12/01/35		779	703,163
2.000%	03/01/51		58	48,540
2.000%	08/01/51		204	169,583
2.500%	06/01/30		68	64,445
2.500%	07/01/30		31	29,487
2.500%	11/01/35		78	73,031
2.500%	06/01/50		245	212,123
2.500%	01/01/51		702	609,230
3.000%	06/01/30		18	17,622
3.000%	09/01/35		65	60,874
3.000%	01/01/37		42	39,720
3.000%	02/01/37		67	63,249
3.000%	05/01/45		77	70,515
3.000%	08/01/46		195	178,854
3.000%	09/01/46		328	301,312
3.000%	02/01/47		67	61,412
3.500%	10/01/30		16	15,980
3.500%	08/01/33		97	94,928
3.500%	08/01/42		83	79,258
3.500%	01/01/44		85	81,459
3.500%	07/01/45		92	87,561
3.500%	09/01/47		291	271,053
3.500%	11/01/47		542	512,300
3.500%	03/01/48		442	417,815
4.000%	01/01/33		141	139,439
4.000%	06/01/42		41	40,040
4.000%	09/01/44		78	76,047
4.000%	04/01/45		20	19,916
4.000%	05/01/45		56	54,436
4.000%	02/01/46		220	212,655
4.000%	05/01/46		66	64,360
4.000%	01/01/47		90	88,181
4.000%	04/01/52		2,013	1,926,050
4.000%	07/01/52		148	142,042
4.000%	08/01/52		339	324,482
4.500%	12/01/34		21	20,911
4.500%	03/01/41		103	103,586
4.500%	07/01/41		29	29,449
4.500%	03/01/44		37	36,823
4.500%	12/01/45		74	74,222
4.500%	09/01/50		177	175,935
4.500%	11/01/52		772	757,407
5.000%	02/01/42		103	104,997
5.000%	08/01/52		270	269,367
5.000%	01/01/53		471	470,834
5.500%	08/01/40		7	7,005
5.500%	11/01/52		99	99,843
6.250%	07/15/32(k)		125	148,965
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.750%	03/15/31(k)	1,405	$1,683,659
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29	373	285,210
Federal National Mortgage Assoc.
1.500%	11/01/41	272	222,788
2.000%	TBA	605	545,853
2.000%	TBA	1,125	929,984
2.000%	04/01/30	8	7,189
2.000%	04/01/31	31	28,682
2.000%	05/01/36	230	207,597
2.000%	06/01/36	268	242,840
2.000%	02/01/37	151	135,844
2.000%	03/01/37	640	577,764
2.000%	06/01/40	111	95,917
2.000%	11/01/40	27	22,945
2.000%	12/01/40	201	174,083
2.000%	11/01/41	868	744,591
2.000%	07/01/50	150	124,327
2.000%	02/01/51	3,848	3,189,401
2.000%	03/01/51	138	115,541
2.000%	03/01/51	158	132,230
2.000%	05/01/51	419	347,151
2.000%	05/01/51	2,887	2,395,725
2.000%	07/01/51	861	713,524
2.000%	08/01/51	382	317,051
2.000%	08/01/51	2,909	2,410,147
2.500%	TBA	40	37,123
2.500%	05/01/30	7	7,017
2.500%	05/01/30	46	43,725
2.500%	06/01/30	18	16,999
2.500%	07/01/30	38	35,856
2.500%	07/01/30	46	43,407
2.500%	07/01/30	47	44,239
2.500%	02/01/36	245	227,974
2.500%	05/01/36	218	202,738
2.500%	04/01/37	384	346,744
2.500%	06/01/40	335	298,833
2.500%	04/01/45	9	8,277
2.500%	09/01/46	9	7,888
2.500%	11/01/50	437	382,735
2.500%	07/01/51	1,072	925,441
2.500%	09/01/51	731	635,879
2.500%	11/01/51	543	472,781
2.500%	11/01/51	2,578	2,228,082
2.500%	12/01/51	474	413,313
2.500%	01/01/52	735	636,876
2.500%	04/01/52	471	407,282
3.000%	06/01/30	57	54,736
3.000%	07/01/30	7	6,340
3.000%	07/01/30	33	31,881
3.000%	07/01/30	40	38,005
3.000%	09/01/30	41	38,989
3.000%	11/01/30	20	18,738
3.000%	03/01/31	67	64,345
3.000%	06/01/32	104	99,004
3.000%	07/01/33	65	61,488
3.000%	03/01/35	20	18,843

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/35	195	$185,109
3.000%	09/01/35	33	30,756
3.000%	02/01/37	34	32,194
3.000%	05/01/45	270	248,548
3.000%	06/01/45	193	177,794
3.000%	07/01/45	56	51,483
3.000%	08/01/45	174	160,432
3.000%	01/01/46	31	28,165
3.000%	04/01/46	280	258,265
3.000%	10/01/46	66	60,744
3.000%	10/01/46	100	91,850
3.000%	11/01/46	252	230,940
3.000%	12/01/46	104	95,771
3.000%	12/01/46	432	395,472
3.000%	12/01/50	413	376,196
3.000%	05/01/51	406	366,833
3.000%	12/01/51	197	177,749
3.000%	06/01/52	2,013	1,809,196
3.500%	12/01/29	28	27,630
3.500%	05/01/30	23	22,448
3.500%	10/01/30	40	38,701
3.500%	01/01/35	8	7,400
3.500%	02/01/36	95	92,269
3.500%	02/01/37	30	29,079
3.500%	06/01/43	195	186,512
3.500%	08/01/47	49	45,869
3.500%	09/01/47	128	121,130
3.500%	09/01/47	212	200,022
3.500%	01/01/48	623	588,251
3.500%	03/01/48	67	63,562
3.500%	10/01/50	1,969	1,844,682
3.500%	07/01/51	195	183,387
3.500%	09/01/57	453	425,073
3.500%	05/01/58	177	166,261
4.000%	04/01/35	31	30,381
4.000%	03/01/41	71	69,873
4.000%	11/01/42	99	96,882
4.000%	06/01/44	37	36,426
4.000%	03/01/45	26	25,505
4.000%	01/01/46	82	79,814
4.000%	03/01/46	158	153,915
4.000%	04/01/47	75	73,479
4.000%	12/01/47	84	81,658
4.000%	06/01/48	902	875,072
4.000%	02/01/49	291	283,043
4.500%	TBA	600	598,172
4.500%	03/01/40	7	6,888
4.500%	08/01/40	39	38,311
4.500%	02/01/41	34	34,110
4.500%	06/01/41	99	99,065
4.500%	09/01/41	17	17,463
4.500%	01/01/43	51	51,187
4.500%	03/01/44	21	21,381
4.500%	06/01/44	6	6,228
4.500%	06/01/48	76	76,155
4.500%	01/01/51	213	212,710
4.500%	06/01/52	123	120,608
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/52	541	$529,760
5.000%	TBA	1,010	1,007,317
5.000%	05/01/38	54	55,118
5.000%	08/01/52	495	496,302
5.500%	07/01/38	28	28,911
5.500%	05/01/39	37	38,070
5.500%	05/01/40	20	20,303
5.500%	10/01/52	168	170,378
5.500%	11/01/52	532	538,646
6.000%	02/01/36	21	22,112
6.000%	11/01/38	20	20,472
6.000%	09/01/39	47	48,957
6.000%	06/01/40	27	28,349
6.625%	11/15/30(k)	585	693,257
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	91,298
Government National Mortgage Assoc.
2.000%	10/20/50	397	339,805
2.000%	11/20/50	308	258,653
2.000%	09/20/51	321	273,082
2.000%	11/20/51	242	205,921
2.000%	08/20/52	645	548,190
2.500%	01/20/47	42	37,766
2.500%	12/20/51	3,301	2,904,981
2.500%	10/20/52	1,566	1,377,569
3.000%	11/20/43	188	175,518
3.000%	01/15/45	25	22,650
3.000%	03/15/45	23	21,431
3.000%	01/20/47	241	223,055
3.000%	06/20/47	369	340,594
3.000%	08/20/47	150	138,791
3.000%	04/20/51	607	555,530
3.000%	07/20/51	366	334,932
3.000%	01/20/52	593	541,282
3.500%	TBA	2,000	1,874,922
3.500%	04/15/45	23	22,679
3.500%	07/20/47	806	766,929
3.500%	08/20/47	191	181,147
3.500%	06/20/52	446	417,919
4.000%	TBA	1,200	1,155,286
4.000%	03/15/44	53	50,952
4.000%	01/20/46	74	72,351
4.000%	02/20/46	26	25,219
4.000%	03/20/46	117	114,182
4.000%	07/20/47	207	202,259
4.000%	12/20/47	75	73,376
4.000%	11/20/48	270	263,003
4.500%	TBA	515	507,250
4.500%	10/15/41	29	29,411
4.500%	07/20/44	111	112,077
4.500%	04/20/45	126	127,143
4.500%	07/20/52	149	146,689
5.000%	TBA	200	200,250
5.000%	06/15/38	16	16,301
5.000%	06/15/39	28	28,586
5.000%	12/15/39	23	23,587
5.000%	10/20/42	7	7,266

A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	03/15/44	94	$96,847
5.000%	11/20/52	99	99,652

Total U.S. Government Agency Obligations (cost $69,339,658)			64,182,373
U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds
1.375%	11/15/40	9,983	6,869,552
1.750%	08/15/41(h)(k)	42,608	30,844,197
1.875%	02/15/41	1,950	1,458,844
2.000%	11/15/41(h)(k)	31,815	24,000,441
2.000%	08/15/51	6,028	4,240,321
2.250%	05/15/41(k)	26,560	21,094,450
2.375%	05/15/51(h)	300	230,344
3.000%	08/15/52(h)(k)	793	696,849
3.250%	05/15/42	3,000	2,767,969
3.375%	08/15/42(h)(k)	2,025	1,901,918
3.625%	08/15/43	4,635	4,496,674
4.000%	11/15/42(a)(h)	10,079	10,353,023
4.000%	11/15/52	3,252	3,452,709
U.S. Treasury Notes
1.250%	06/30/28(k)	885	785,576
1.250%	08/15/31	1,385	1,161,669
1.500%	11/30/28(k)	765	682,464
2.375%	03/31/29(k)	1,755	1,638,457
2.750%	07/31/27(k)	10,454	10,067,692
2.750%	08/15/32	80	75,288
2.875%	08/15/28(k)	1,025	987,283
2.875%	05/15/32	4,162	3,961,053
3.875%	11/30/27(a)	14,174	14,323,491
3.875%	12/31/27	2,141	2,163,748
3.875%	12/31/29	105	106,903
4.125%	11/15/32(a)(k)	3,399	3,572,137
4.500%	11/30/24	5,829	5,851,542
4.625%	02/28/25(a)	3,945	3,983,371
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	477,750
1.961%(s)	11/15/40(k)	7,920	3,994,959
1.963%(s)	08/15/41(h)	10,630	5,165,931
2.022%(s)	11/15/41	60	28,849
2.040%(s)	08/15/42	35	16,254
2.052%(s)	02/15/45	65	27,285
2.055%(s)	11/15/43	455	200,609
2.068%(s)	05/15/43(k)	5,210	2,347,553
2.075%(s)	02/15/43	2,125	968,037
2.105%(s)	11/15/44	260	110,134
2.117%(s)	05/15/44(k)	1,630	703,702
2.121%(s)	08/15/44	820	350,102
2.125%(s)	05/15/45	855	355,159
2.125%(s)	08/15/45	310	127,766
3.930%(s)	02/15/41	1,165	580,543
4.002%(s)	05/15/41	20	9,856

Total U.S. Treasury Obligations (cost $207,199,473)			177,232,454

Total Long-Term Investments (cost $3,183,057,459)			3,067,628,574

	Shares	Value
Short-Term Investments — 17.9%
Affiliated Mutual Funds — 15.3%
PGIM Core Ultra Short Bond Fund(wd)	493,636,898	$493,636,898
PGIM Institutional Money Market Fund (cost $67,176,313; includes $66,878,216 of cash collateral for securities on loan)(b)(wd)	67,195,249	67,161,651

Total Affiliated Mutual Funds (cost $560,813,211)		560,798,549

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 1.4%
AT&T, Inc.
5.613%	11/21/23		3,800	3,659,104
Dominion Resources, Inc.
5.081%	05/12/23		2,525	2,509,364
Duke Energy Corp.
5.778%	04/21/23		3,850	3,838,254
Edison International
5.290%	05/01/23		3,625	3,608,955
Engie SA
5.411%	11/21/23		5,025	4,846,229
General Motors Financial Co., Inc.
5.321%	04/27/23		2,650	2,638,804
International Flavors & Fragrances Inc
5.998%	04/19/23		2,700	2,692,570
Lowe’s Cos., Inc.
5.562%	04/06/23		2,956	2,953,492
NextEra Energy Capital Holdings, Inc.
5.492%	05/19/23		4,925	4,887,829
NextEra Energy Capital, Inc.
5.619%	05/12/23		4,950	4,918,180
Ovintiv, Inc.
5.873%	04/27/23		2,450	2,439,747
Sempra Energy
5.762%	04/26/23		2,725	2,714,611
Suncor Energy, Inc.
5.114%	04/25/23		3,700	3,686,482
United Healthcare Corp.
5.456%	06/01/23		4,750	4,706,807

Total Commercial Paper (cost $50,121,697)					50,100,428
Foreign Treasury Obligations(n) — 0.4%
Japan Treasury Discount Bills, Series 1132
(0.130)%	04/17/23	JPY	1,220,450	9,185,566
Japan Treasury Discount Bills, Series 1146
(0.518)%	06/26/23	JPY	996,700	7,503,701

Total Foreign Treasury Obligations (cost $17,125,399)					16,689,267
U.S. Treasury Obligation(h)(k)(n) — 0.5%
U.S. Treasury Bills
4.735%	06/15/23		20,250	20,059,594
(cost $20,052,839)

A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Unaffiliated Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	9,552,095	$9,552,095
(cost $9,552,095)
Options Purchased*~ — 0.0%
(cost $23,308)		1,613

Total Short-Term Investments (cost $657,688,549)		657,201,546

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $3,840,746,008)		3,724,830,120

Options Written*~ — (0.0)%
(premiums received $2,571)	(2,201)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $3,840,743,437)	3,724,827,919

Liabilities in excess of other assets(z) — (1.3)%	(48,661,944)

Net Assets — 100.0%	$3,676,165,975

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ANZ	Australia and New Zealand Banking Group
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CBA	Commonwealth Bank of Australia
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSC	Morgan Stanley & Co. LLC
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCS	Standard Chartered Securities
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $325,171 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,969,764; cash collateral of $66,878,216 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,576,275. The aggregate value of $1,411,908 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	04/13/23	$(850)		$(762,671)
Federal National Mortgage Assoc.	3.500%	TBA	04/13/23	(4,070)		(3,781,761)
Federal National Mortgage Assoc.	4.000%	TBA	04/13/23	(2,419)		(2,313,556)
Federal National Mortgage Assoc.	4.500%	TBA	04/13/23	(550)		(538,888)
Federal National Mortgage Assoc.	5.500%	TBA	04/13/23	(700)		(707,068)
Government National Mortgage Assoc.	3.000%	TBA	04/20/23	(285)		(259,593)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $8,272,101)						$(8,363,537)
A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$96.19		2		5	$1,575
(cost $2,203)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	DB	05/04/23	1.42		—	GBP	251	$38
(cost $21,105)
Total Options Purchased (cost $23,308)								$1,613
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63		2		5	$(1,538)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69		2		5	(663)
Total Options Written (premiums received $2,571)								$(2,201)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	16,770	$(11,437)	$28,811
(premiums received $40,248)

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
431	2 Year U.S. Treasury Notes	Jun. 2023	$88,981,298	$966,660
22	3 Year Korea Treasury Bond	Jun. 2023	1,772,370	6,160
15	5 Year Canadian Government Bonds	Jun. 2023	1,264,928	5,722
2,093	5 Year U.S. Treasury Notes	Jun. 2023	229,199,846	1,841,920
7	10 Year Korea Treasury Bonds	Jun. 2023	612,167	(1,094)
2,644	10 Year U.S. Treasury Notes	Jun. 2023	303,853,451	5,967,642
274	20 Year U.S. Treasury Bonds	Jun. 2023	35,936,813	1,157,683
840	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	118,545,000	4,257,814
9	Euro-BTP Italian Government Bond	Jun. 2023	1,125,874	(15,565)
135	Mini MSCI EAFE Index	Jun. 2023	14,151,375	565,877
58	Russell 2000 E-Mini Index	Jun. 2023	5,259,150	76,207
465	S&P 500 E-Mini Index	Jun. 2023	96,202,688	5,460,002
				20,289,028
Short Positions:
207	2 Year U.S. Treasury Notes	Jun. 2023	42,735,797	(106,269)
147	3 Month CME SOFR	Jun. 2023	34,959,356	(25,873)
10	3 Year Australian Treasury Bonds	Jun. 2023	727,378	(5,463)
111	5 Year Euro-Bobl	Jun. 2023	14,190,335	(281,503)
A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
109	5 Year U.S. Treasury Notes	Jun. 2023	$11,936,351	$(240,071)
22	10 Year Australian Treasury Bonds	Jun. 2023	1,807,156	8,906
17	10 Year Canadian Government Bonds	Jun. 2023	1,586,918	1,632
309	10 Year Euro-Bund	Jun. 2023	45,521,410	(148,758)
5	10 Year Japanese Bonds	Jun. 2023	5,577,857	(103,552)
71	10 Year Mini Japanese Government Bonds	Jun. 2023	7,904,515	16,427
137	10 Year U.K. Gilt	Jun. 2023	17,466,481	119,599
111	10 Year U.S. Treasury Notes	Jun. 2023	12,756,329	(351,072)
265	10 Year U.S. Ultra Treasury Notes	Jun. 2023	32,102,267	(913,556)
484	20 Year U.S. Treasury Bonds	Jun. 2023	63,479,625	(2,589,855)
19	30 Year Euro Buxl	Jun. 2023	2,902,490	(118,884)
95	British Pound Currency	Jun. 2023	7,335,781	(167,942)
464	Euro Currency	Jun. 2023	63,240,300	(1,183,052)
465	Euro Schatz Index	Jun. 2023	53,301,196	(397,017)
25	Euro-OAT	Jun. 2023	3,530,861	(42,462)
				(6,528,765)
				$13,760,263
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	1,582	$1,067,361	$1,057,640	$—	$(9,721)
Expiring 04/04/23	BARC	AUD	1,455	976,385	972,735	—	(3,650)
Expiring 04/04/23	BOA	AUD	900	603,702	601,692	—	(2,010)
Expiring 04/04/23	GSI	AUD	1,435	970,462	959,365	—	(11,097)
Expiring 04/04/23	GSI	AUD	385	255,839	257,390	1,551	—
Expiring 04/04/23	HSBC	AUD	1,465	982,529	979,421	—	(3,108)
Expiring 04/04/23	JPS	AUD	365	242,016	244,019	2,003	—
Expiring 04/04/23	SSB	AUD	365	244,409	244,020	—	(389)
Expiring 04/04/23	TD	AUD	8,904	5,963,009	5,952,739	—	(10,270)
Expiring 04/04/23	TD	AUD	1,683	1,127,105	1,125,164	—	(1,941)
Expiring 04/04/23	UBS	AUD	1,445	968,403	966,050	—	(2,353)
Expiring 04/19/23	CITI	AUD	561	389,000	375,546	—	(13,454)
Expiring 04/19/23	DB	AUD	420	293,063	281,052	—	(12,011)
Expiring 04/19/23	HSBC	AUD	569	384,258	380,607	—	(3,651)
Expiring 04/19/23	JPM	AUD	2,913	2,035,582	1,948,307	—	(87,275)
Expiring 04/19/23	MSI	AUD	542	378,000	362,744	—	(15,256)
Expiring 05/03/23	JPS	AUD	1,088	728,197	728,134	—	(63)
Expiring 05/03/23	JPS	AUD	1,087	727,200	727,466	266	—
Expiring 05/03/23	JPS	AUD	360	242,111	240,927	—	(1,184)
Expiring 05/03/23	TD	AUD	622	416,986	416,268	—	(718)
Brazilian Real,
Expiring 04/04/23	CITI	BRL	4,068	800,724	802,173	1,449	—
Expiring 04/04/23	CITI	BRL	3,874	740,410	763,899	23,489	—
Expiring 04/04/23	CITI	BRL	2,425	470,417	478,188	7,771	—
Expiring 04/04/23	CITI	BRL	1,355	258,884	267,194	8,310	—
Expiring 04/04/23	CITI	BRL	945	180,599	186,346	5,747	—
Expiring 04/04/23	GSI	BRL	4,068	779,049	802,173	23,124	—
Expiring 05/03/23	CITI	BRL	2,080	402,166	408,064	5,898	—
Expiring 05/03/23	CITI	BRL	1,896	358,819	371,924	13,105	—
Expiring 05/03/23	CITI	BRL	1,568	301,480	307,617	6,137	—
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 04/04/23	BARC	GBP	809	$974,759	$998,065	$23,306	$—
Expiring 04/04/23	BNP	GBP	1,532	1,844,853	1,890,031	45,178	—
Expiring 04/04/23	BNP	GBP	771	945,858	951,016	5,158	—
Expiring 04/04/23	CITI	GBP	539	649,661	664,965	15,304	—
Expiring 04/04/23	GSI	GBP	806	955,203	994,364	39,161	—
Expiring 04/04/23	GSI	GBP	796	971,389	982,026	10,637	—
Expiring 04/04/23	GSI	GBP	762	927,085	940,081	12,996	—
Expiring 04/04/23	GSI	GBP	520	629,894	641,525	11,631	—
Expiring 04/04/23	GSI	GBP	483	580,850	595,878	15,028	—
Expiring 04/04/23	GSI	GBP	358	432,199	441,665	9,466	—
Expiring 04/04/23	GSI	GBP	257	314,919	317,062	2,143	—
Expiring 04/04/23	GSI	GBP	199	242,066	245,506	3,440	—
Expiring 04/04/23	GSI	GBP	174	210,703	214,549	3,846	—
Expiring 04/04/23	GSI	GBP	101	121,583	124,604	3,021	—
Expiring 04/04/23	GSI	GBP	100	121,539	123,370	1,831	—
Expiring 04/04/23	HSBC	GBP	792	959,746	977,092	17,346	—
Expiring 04/04/23	JPS	GBP	202	246,097	249,208	3,111	—
Expiring 04/04/23	JPS	GBP	200	237,371	246,741	9,370	—
Expiring 04/04/23	JPS	GBP	100	121,653	123,371	1,718	—
Expiring 04/04/23	MSC	GBP	212	256,605	261,545	4,940	—
Expiring 04/04/23	MSC	GBP	185	226,132	228,235	2,103	—
Expiring 04/04/23	SSB	GBP	100	121,955	123,371	1,416	—
Expiring 04/04/23	TD	GBP	18,941	23,382,665	23,367,545	—	(15,120)
Expiring 04/04/23	TD	GBP	1,577	1,946,807	1,945,548	—	(1,259)
Expiring 04/19/23	JPM	GBP	1,819	2,188,744	2,244,820	56,076	—
Expiring 05/03/23	JPS	GBP	473	580,298	583,893	3,595	—
Expiring 05/03/23	TD	GBP	1,717	2,120,850	2,119,544	—	(1,306)
Canadian Dollar,
Expiring 04/04/23	BOA	CAD	1,345	978,434	995,241	16,807	—
Expiring 04/04/23	GSI	CAD	1,335	970,359	987,842	17,483	—
Expiring 04/04/23	GSI	CAD	1,330	965,883	984,142	18,259	—
Expiring 04/04/23	GSI	CAD	1,310	961,435	969,342	7,907	—
Expiring 04/04/23	JPS	CAD	1,310	962,152	969,343	7,191	—
Expiring 04/04/23	MSC	CAD	15,745	11,608,686	11,650,610	41,924	—
Expiring 04/04/23	UBS	CAD	4,306	3,170,183	3,186,251	16,068	—
Expiring 04/04/23	UBS	CAD	4,010	2,952,261	2,967,224	14,963	—
Expiring 04/19/23	BOA	CAD	1,499	1,118,783	1,109,440	—	(9,343)
Expiring 04/19/23	JPM	CAD	1,496	1,117,024	1,106,982	—	(10,042)
Expiring 05/03/23	GSI	CAD	330	243,881	244,294	413	—
Expiring 05/03/23	GSI	CAD	260	190,451	192,473	2,022	—
Expiring 05/03/23	JPS	CAD	390	286,064	288,710	2,646	—
Expiring 05/03/23	MSC	CAD	4,010	2,957,823	2,968,536	10,713	—
Expiring 05/03/23	MSC	CAD	141	104,003	104,380	377	—
Chilean Peso,
Expiring 04/04/23	BOA	CLP	322,550	408,079	405,546	—	(2,533)
Expiring 04/04/23	DB	CLP	149,750	189,459	188,283	—	(1,176)
Expiring 04/04/23	MSC	CLP	933,220	1,177,119	1,173,349	—	(3,770)
Expiring 04/04/23	MSC	CLP	488,200	610,250	613,820	3,570	—
Expiring 04/04/23	MSC	CLP	253,900	315,796	319,232	3,436	—
Expiring 04/04/23	MSC	CLP	178,452	225,091	224,370	—	(721)
Expiring 04/04/23	SCS	CLP	154,970	196,063	194,846	—	(1,217)
Expiring 04/04/23	SCS	CLP	123,550	154,148	155,341	1,193	—
Expiring 04/04/23	SCS	CLP	74,130	92,184	93,204	1,020	—
Expiring 04/04/23	SCS	CLP	49,420	61,479	62,136	657	—
Expiring 05/03/23	SCS	CLP	125,400	156,398	157,191	793	—
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 05/03/23	SCS	CLP	125,400	$156,377	$157,191	$814	$—
Expiring 06/22/23	BARC	CLP	654,283	788,000	815,483	27,483	—
Expiring 06/22/23	UAG	CLP	621,305	770,000	774,381	4,381	—
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	2,022	294,325	294,287	—	(38)
Expiring 04/04/23	GSI	CNH	1,653	239,942	240,582	640	—
Expiring 04/04/23	JPS	CNH	3,021	439,835	439,684	—	(151)
Expiring 04/04/23	JPS	CNH	2,491	362,876	362,546	—	(330)
Expiring 04/04/23	JPS	CNH	2,375	347,746	345,664	—	(2,082)
Expiring 04/04/23	JPS	CNH	1,679	244,296	244,366	70	—
Expiring 04/04/23	JPS	CNH	564	81,853	82,086	233	—
Expiring 04/04/23	SG	CNH	1,654	240,132	240,728	596	—
Expiring 04/28/23	BOA	CNH	3,231	479,911	471,131	—	(8,780)
Expiring 05/04/23	GSI	CNH	6,583	957,932	960,381	2,449	—
Expiring 05/04/23	GSI	CNH	564	82,071	82,281	210	—
Expiring 05/23/23	CITI	CNH	1,085	158,410	158,548	138	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	1,925,734	415,509	413,275	—	(2,234)
Expiring 04/04/23	BNP	COP	1,581,096	340,308	339,314	—	(994)
Expiring 04/04/23	BNP	COP	827,200	176,356	177,522	1,166	—
Expiring 04/04/23	BNP	COP	183,225	39,080	39,321	241	—
Expiring 04/04/23	BNP	COP	87,400	18,677	18,757	80	—
Expiring 04/04/23	BNP	COP	61,306	13,101	13,156	55	—
Expiring 04/04/23	BOA	COP	2,477,973	533,347	531,788	—	(1,559)
Expiring 04/04/23	CITI	COP	1,770,300	373,442	379,918	6,476	—
Expiring 04/04/23	CITI	COP	495,269	105,754	106,287	533	—
Expiring 04/04/23	CITI	COP	299,245	62,999	64,220	1,221	—
Expiring 04/04/23	MSC	COP	597,774	126,086	128,286	2,200	—
Expiring 04/04/23	MSC	COP	597,236	125,946	128,171	2,225	—
Expiring 04/04/23	SCS	COP	299,245	63,332	64,220	888	—
Expiring 05/03/23	BOA	COP	2,477,973	531,914	528,480	—	(3,434)
Expiring 06/21/23	BARC	COP	16,008,881	3,308,222	3,380,739	72,517	—
Expiring 06/21/23	BARC	COP	8,555,522	1,768,397	1,806,746	38,349	—
Expiring 06/21/23	DB	COP	10,513,046	2,176,276	2,220,134	43,858	—
Expiring 06/21/23	MSI	COP	9,268,482	1,907,605	1,957,308	49,703	—
Czech Koruna,
Expiring 04/04/23	CITI	CZK	8,390	379,844	387,622	7,778	—
Expiring 04/04/23	CITI	CZK	6,430	290,192	297,069	6,877	—
Expiring 04/04/23	CITI	CZK	5,630	246,812	260,109	13,297	—
Expiring 04/04/23	TD	CZK	12,975	599,861	599,452	—	(409)
Expiring 04/04/23	TD	CZK	9,861	455,895	455,584	—	(311)
Expiring 04/19/23	BOA	CZK	32,668	1,460,000	1,508,067	48,067	—
Expiring 04/19/23	HSBC	CZK	3,531	158,151	163,012	4,861	—
Expiring 04/19/23	MSI	CZK	36,589	1,648,000	1,689,083	41,083	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	3,179	463,952	462,898	—	(1,054)
Euro,
Expiring 04/04/23	BARC	EUR	653	700,988	708,218	7,230	—
Expiring 04/04/23	BARC	EUR	541	571,782	586,843	15,061	—
Expiring 04/04/23	BOA	EUR	517	554,884	560,808	5,924	—
Expiring 04/04/23	BOA	EUR	286	305,352	310,235	4,883	—
Expiring 04/04/23	CBA	EUR	268	286,805	290,709	3,904	—
Expiring 04/04/23	CITI	EUR	508	546,317	551,397	5,080	—
Expiring 04/04/23	CITI	EUR	430	461,175	466,219	5,044	—
Expiring 04/04/23	GSI	EUR	1,565	1,663,016	1,697,612	34,596	—
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/23	GSI	EUR	1,044	$1,110,270	$1,132,917	$22,647	$—
Expiring 04/04/23	GSI	EUR	682	727,626	739,790	12,164	—
Expiring 04/04/23	HSBC	EUR	99,718	108,103,785	108,167,700	63,915	—
Expiring 04/04/23	HSBC	EUR	3,645	3,929,693	3,953,881	24,188	—
Expiring 04/04/23	HSBC	EUR	3,336	3,616,541	3,618,679	2,138	—
Expiring 04/04/23	JPS	EUR	270	286,692	292,879	6,187	—
Expiring 04/04/23	JPS	EUR	214	230,952	232,133	1,181	—
Expiring 04/04/23	MSC	EUR	464	490,091	503,317	13,226	—
Expiring 04/04/23	MSC	EUR	462	488,506	501,148	12,642	—
Expiring 04/04/23	SCS	EUR	114	121,100	123,660	2,560	—
Expiring 04/04/23	SSB	EUR	785	839,136	851,518	12,382	—
Expiring 04/04/23	SSB	EUR	453	486,176	491,385	5,209	—
Expiring 04/04/23	SSB	EUR	450	476,610	488,131	11,521	—
Expiring 04/04/23	SSB	EUR	270	291,313	292,879	1,566	—
Expiring 04/04/23	UBS	EUR	101	107,911	109,558	1,647	—
Expiring 04/19/23	BARC	EUR	5,843	6,288,118	6,343,035	54,917	—
Expiring 04/19/23	BOA	EUR	3,900	4,122,753	4,234,030	111,277	—
Expiring 04/19/23	MSI	EUR	902	959,778	979,754	19,976	—
Expiring 04/19/23	MSI	EUR	362	390,774	393,005	2,231	—
Expiring 04/19/23	MSI	EUR	354	390,000	383,994	—	(6,006)
Expiring 04/19/23	MSI	EUR	174	190,646	188,903	—	(1,743)
Expiring 04/28/23	GSI	EUR	891	969,461	967,806	—	(1,655)
Expiring 04/28/23	JPS	EUR	891	970,001	967,805	—	(2,196)
Expiring 05/03/23	HSBC	EUR	30	32,577	32,595	18	—
Expiring 05/03/23	MSC	EUR	965	1,041,230	1,048,487	7,257	—
Expiring 05/03/23	MSC	EUR	904	975,411	982,209	6,798	—
Expiring 05/03/23	MSC	EUR	807	878,033	876,817	—	(1,216)
Expiring 05/03/23	MSC	EUR	302	328,582	328,127	—	(455)
Expiring 05/03/23	UBS	EUR	88	96,041	95,613	—	(428)
Hungarian Forint,
Expiring 04/04/23	BOA	HUF	93,200	257,693	265,658	7,965	—
Expiring 04/04/23	BOA	HUF	93,200	257,800	265,658	7,858	—
Expiring 04/04/23	MSC	HUF	674,115	1,924,558	1,921,509	—	(3,049)
Expiring 04/04/23	MSC	HUF	312,485	876,954	890,713	13,759	—
Expiring 04/04/23	MSC	HUF	106,395	303,751	303,270	—	(481)
Expiring 04/19/23	BARC	HUF	67,204	177,192	190,610	13,418	—
Expiring 04/19/23	BOA	HUF	203,238	542,808	576,442	33,634	—
Expiring 04/19/23	HSBC	HUF	1,106,838	2,899,796	3,139,309	239,513	—
Expiring 04/19/23	HSBC	HUF	737,892	1,945,173	2,092,872	147,699	—
Expiring 04/19/23	HSBC	HUF	183,686	481,239	520,988	39,749	—
Expiring 04/19/23	HSBC	HUF	122,458	322,813	347,325	24,512	—
Expiring 04/19/23	JPM	HUF	443,350	1,177,292	1,257,469	80,177	—
Expiring 04/19/23	JPM	HUF	73,577	195,379	208,685	13,306	—
Expiring 04/19/23	TD	HUF	665,026	1,772,957	1,886,203	113,246	—
Expiring 04/19/23	TD	HUF	110,365	294,233	313,027	18,794	—
Indian Rupee,
Expiring 04/03/23	CITI	INR	42,990	524,716	523,198	—	(1,518)
Expiring 04/03/23	CITI	INR	22,420	271,363	272,857	1,494	—
Expiring 04/03/23	JPS	INR	37,640	455,304	458,087	2,783	—
Expiring 04/03/23	JPS	INR	28,730	348,580	349,650	1,070	—
Expiring 04/03/23	JPS	INR	26,951	325,495	328,000	2,505	—
Expiring 04/03/23	JPS	INR	11,305	137,614	137,584	—	(30)
Expiring 04/03/23	MSC	INR	191,981	2,330,990	2,336,453	5,463	—
Expiring 04/03/23	SCS	INR	21,945	267,117	267,076	—	(41)
Expiring 05/03/23	MSC	INR	84,681	1,026,467	1,028,653	2,186	—
A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/03/23	MSC	INR	84,680	$1,026,984	$1,028,641	$1,657	$—
Expiring 05/03/23	SCS	INR	34,480	418,535	418,842	307	—
Expiring 06/21/23	BOA	INR	215,676	2,618,000	2,614,401	—	(3,599)
Expiring 06/21/23	JPM	INR	110,052	1,327,000	1,334,039	7,039	—
Expiring 06/21/23	MSI	INR	345,777	4,195,150	4,191,468	—	(3,682)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	3,676,000	245,443	245,624	181	—
Expiring 04/04/23	JPS	IDR	25,792,421	1,713,213	1,723,403	10,190	—
Expiring 04/04/23	JPS	IDR	4,492,000	294,278	300,148	5,870	—
Expiring 05/03/23	JPS	IDR	816,000	54,190	54,523	333	—
Expiring 06/21/23	GSI	IDR	56,902,558	3,678,228	3,800,838	122,610	—
Israeli Shekel,
Expiring 04/04/23	CITI	ILS	1,510	425,498	419,931	—	(5,567)
Expiring 04/04/23	HSBC	ILS	2,158	601,768	600,140	—	(1,628)
Expiring 04/04/23	HSBC	ILS	1,980	552,132	550,639	—	(1,493)
Expiring 06/21/23	CITI	ILS	13,434	3,754,662	3,748,309	—	(6,353)
Expiring 06/21/23	CITI	ILS	7,802	2,179,462	2,176,808	—	(2,654)
Expiring 06/21/23	CITI	ILS	1,175	328,407	327,851	—	(556)
Expiring 06/21/23	CITI	ILS	682	190,630	190,398	—	(232)
Expiring 06/21/23	MSI	ILS	6,235	1,744,426	1,739,698	—	(4,728)
Expiring 06/21/23	MSI	ILS	545	152,579	152,165	—	(414)
Japanese Yen,
Expiring 04/04/23	BARC	JPY	262,900	1,944,394	1,981,168	36,774	—
Expiring 04/04/23	BNP	JPY	1,183,891	8,784,464	8,921,593	137,129	—
Expiring 04/04/23	BNP	JPY	196,400	1,436,142	1,480,035	43,893	—
Expiring 04/04/23	BNP	JPY	130,900	957,051	986,439	29,388	—
Expiring 04/04/23	BNP	JPY	130,700	973,332	984,932	11,600	—
Expiring 04/04/23	BOA	JPY	130,300	980,134	981,918	1,784	—
Expiring 04/04/23	BOA	JPY	128,100	974,522	965,338	—	(9,184)
Expiring 04/04/23	CITI	JPY	130,900	957,912	986,439	28,527	—
Expiring 04/04/23	DB	JPY	108,500	801,887	817,637	15,750	—
Expiring 04/04/23	GSI	JPY	326,300	2,431,953	2,458,939	26,986	—
Expiring 04/04/23	GSI	JPY	261,000	1,941,415	1,966,849	25,434	—
Expiring 04/04/23	GSI	JPY	260,800	1,970,689	1,965,342	—	(5,347)
Expiring 04/04/23	GSI	JPY	260,600	1,960,821	1,963,835	3,014	—
Expiring 04/04/23	GSI	JPY	195,800	1,439,660	1,475,514	35,854	—
Expiring 04/04/23	GSI	JPY	193,700	1,480,989	1,459,689	—	(21,300)
Expiring 04/04/23	GSI	JPY	193,600	1,479,469	1,458,935	—	(20,534)
Expiring 04/04/23	GSI	JPY	192,500	1,453,434	1,450,646	—	(2,788)
Expiring 04/04/23	GSI	JPY	129,800	976,968	978,150	1,182	—
Expiring 04/04/23	GSI	JPY	129,300	973,784	974,382	598	—
Expiring 04/04/23	GSI	JPY	127,600	964,898	961,571	—	(3,327)
Expiring 04/04/23	GSI	JPY	71,000	528,097	535,043	6,946	—
Expiring 04/04/23	GSI	JPY	46,200	348,727	348,155	—	(572)
Expiring 04/04/23	GSI	JPY	32,400	243,207	244,161	954	—
Expiring 04/04/23	GSI	JPY	32,400	248,021	244,160	—	(3,861)
Expiring 04/04/23	GSI	JPY	32,300	247,736	243,407	—	(4,329)
Expiring 04/04/23	GSI	JPY	32,300	243,881	243,407	—	(474)
Expiring 04/04/23	GSI	JPY	32,200	242,222	242,654	432	—
Expiring 04/04/23	GSI	JPY	16,300	121,886	122,834	948	—
Expiring 04/04/23	HSBC	JPY	257,700	1,968,190	1,941,982	—	(26,208)
Expiring 04/04/23	HSBC	JPY	50,131	374,337	377,778	3,441	—
Expiring 04/04/23	JPS	JPY	257,400	1,919,681	1,939,720	20,039	—
Expiring 04/04/23	JPS	JPY	131,400	972,037	990,207	18,170	—
Expiring 04/04/23	JPS	JPY	130,700	959,261	984,932	25,671	—
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	JPS	JPY	129,600	$977,685	$976,642	$—	$(1,043)
Expiring 04/04/23	JPS	JPY	127,700	964,416	962,325	—	(2,091)
Expiring 04/04/23	JPS	JPY	127,600	963,660	961,571	—	(2,089)
Expiring 04/04/23	JPS	JPY	127,400	962,150	960,064	—	(2,086)
Expiring 04/04/23	JPS	JPY	16,100	122,719	121,326	—	(1,393)
Expiring 04/04/23	JPS	JPY	16,100	122,328	121,326	—	(1,002)
Expiring 04/04/23	MSC	JPY	3,577,743	26,932,926	26,961,236	28,310	—
Expiring 04/04/23	MSC	JPY	129,100	983,716	972,874	—	(10,842)
Expiring 04/04/23	MSC	JPY	36,100	277,143	272,043	—	(5,100)
Expiring 04/04/23	SSB	JPY	32,300	243,091	243,407	316	—
Expiring 04/04/23	UBS	JPY	195,800	1,436,756	1,475,514	38,758	—
Expiring 04/19/23	BARC	JPY	425,623	3,360,273	3,215,337	—	(144,936)
Expiring 04/19/23	CITI	JPY	67,400	502,000	509,164	7,164	—
Expiring 04/19/23	CITI	JPY	51,775	395,000	391,133	—	(3,867)
Expiring 04/19/23	CITI	JPY	34,064	255,000	257,330	2,330	—
Expiring 04/19/23	CITI	JPY	34,011	255,000	256,935	1,935	—
Expiring 04/19/23	GSI	JPY	51,731	383,000	390,795	7,795	—
Expiring 04/19/23	GSI	JPY	47,550	375,426	359,213	—	(16,213)
Expiring 04/19/23	MSI	JPY	61,302	459,000	463,102	4,102	—
Expiring 04/19/23	MSI	JPY	51,685	386,000	390,449	4,449	—
Expiring 04/19/23	MSI	JPY	51,306	383,000	387,583	4,583	—
Expiring 05/02/23	BARC	JPY	127,300	963,779	963,733	—	(46)
Expiring 05/02/23	GSI	JPY	64,500	489,851	488,302	—	(1,549)
Expiring 05/02/23	GSI	JPY	64,400	487,755	487,544	—	(211)
Expiring 05/02/23	GSI	JPY	33,600	257,900	254,371	—	(3,529)
Expiring 05/02/23	GSI	JPY	32,200	243,712	243,772	60	—
Expiring 05/02/23	JPS	JPY	129,100	972,717	977,360	4,643	—
Expiring 05/02/23	MSC	JPY	1,226,591	9,270,843	9,285,987	15,144	—
Expiring 05/02/23	MSC	JPY	128,900	976,130	975,846	—	(284)
Expiring 05/02/23	TD	JPY	29,120	219,448	220,455	1,007	—
Malaysian Ringgit,
Expiring 04/04/23	HSBC	MYR	8,334	1,890,653	1,890,806	153	—
Mexican Peso,
Expiring 04/04/23	GSI	MXN	10,740	585,861	595,530	9,669	—
Expiring 04/04/23	GSI	MXN	7,240	381,494	401,455	19,961	—
Expiring 04/04/23	SSB	MXN	11,090	588,988	614,937	25,949	—
Expiring 04/04/23	SSB	MXN	5,100	274,139	282,793	8,654	—
Expiring 04/04/23	UBS	MXN	26,410	1,458,955	1,464,426	5,471	—
Expiring 04/04/23	UBS	MXN	24,074	1,329,908	1,334,895	4,987	—
Expiring 06/21/23	JPM	MXN	74,962	4,081,648	4,093,541	11,893	—
Expiring 06/21/23	JPM	MXN	8,489	462,234	463,581	1,347	—
New Taiwanese Dollar,
Expiring 05/03/23	CITI	TWD	1,965	65,159	64,537	—	(622)
Expiring 06/21/23	MSI	TWD	32,447	1,072,388	1,072,060	—	(328)
New Zealand Dollar,
Expiring 04/04/23	BNP	NZD	670	412,660	418,961	6,301	—
Expiring 04/04/23	GSI	NZD	4,685	2,868,134	2,929,603	61,469	—
Expiring 04/04/23	GSI	NZD	4,675	2,925,007	2,923,349	—	(1,658)
Expiring 04/04/23	GSI	NZD	3,120	1,907,368	1,950,984	43,616	—
Expiring 04/04/23	GSI	NZD	1,565	962,045	978,619	16,574	—
Expiring 04/04/23	GSI	NZD	1,560	952,832	975,492	22,660	—
Expiring 04/04/23	GSI	NZD	1,560	953,132	975,492	22,360	—
Expiring 04/04/23	GSI	NZD	1,560	966,966	975,492	8,526	—
Expiring 04/04/23	GSI	NZD	1,555	962,265	972,365	10,100	—
Expiring 04/04/23	GSI	NZD	1,555	966,999	972,366	5,367	—
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/04/23	GSI	NZD	1,555	$970,406	$972,366	$1,960	$—
Expiring 04/04/23	GSI	NZD	1,550	957,427	969,239	11,812	—
Expiring 04/04/23	GSI	NZD	1,545	964,752	966,113	1,361	—
Expiring 04/04/23	GSI	NZD	1,517	938,606	948,604	9,998	—
Expiring 04/04/23	GSI	NZD	195	122,309	121,937	—	(372)
Expiring 04/04/23	HSBC	NZD	783	482,520	489,622	7,102	—
Expiring 04/04/23	JPS	NZD	195	120,516	121,936	1,420	—
Expiring 04/04/23	JPS	NZD	195	121,935	121,937	2	—
Expiring 04/04/23	MSC	NZD	3,173	1,963,643	1,984,126	20,483	—
Expiring 04/04/23	MSC	NZD	3,155	1,977,598	1,972,870	—	(4,728)
Expiring 04/04/23	MSC	NZD	1,555	963,465	972,366	8,901	—
Expiring 04/04/23	MSC	NZD	405	251,525	253,253	1,728	—
Expiring 04/04/23	RBC	NZD	455	284,441	284,519	78	—
Expiring 04/04/23	SSB	NZD	195	120,829	121,936	1,107	—
Expiring 04/04/23	UBS	NZD	12,128	7,580,000	7,583,826	3,826	—
Expiring 04/04/23	UBS	NZD	3,534	2,208,750	2,209,865	1,115	—
Expiring 04/04/23	UBS	NZD	1,550	961,338	969,239	7,901	—
Expiring 04/04/23	UBS	NZD	470	293,899	293,898	—	(1)
Expiring 04/19/23	BARC	NZD	592	384,000	370,418	—	(13,582)
Expiring 04/19/23	MSI	NZD	1,115	707,674	697,139	—	(10,535)
Expiring 05/03/23	JPS	NZD	1,555	972,710	972,383	—	(327)
Norwegian Krone,
Expiring 04/04/23	CITI	NOK	9,980	968,092	953,395	—	(14,697)
Expiring 04/04/23	CITI	NOK	4,780	454,388	456,636	2,248	—
Expiring 04/04/23	CITI	NOK	4,410	428,233	421,290	—	(6,943)
Expiring 04/04/23	GSI	NOK	10,510	985,711	1,004,025	18,314	—
Expiring 04/04/23	GSI	NOK	10,510	983,880	1,004,026	20,146	—
Expiring 04/04/23	GSI	NOK	2,520	240,106	240,737	631	—
Expiring 04/04/23	JPS	NOK	1,260	120,770	120,369	—	(401)
Expiring 04/04/23	JPS	NOK	1,250	119,572	119,413	—	(159)
Expiring 04/04/23	UBS	NOK	11,158	1,082,014	1,065,929	—	(16,085)
Expiring 04/04/23	UBS	NOK	5,683	544,453	542,900	—	(1,553)
Expiring 04/04/23	UBS	NOK	2,950	277,074	281,815	4,741	—
Expiring 04/19/23	CITI	NOK	4,569	463,160	436,775	—	(26,385)
Expiring 05/03/23	GSI	NOK	10,120	969,980	968,077	—	(1,903)
Expiring 05/03/23	UBS	NOK	36,978	3,547,323	3,537,309	—	(10,014)
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	265	70,439	70,405	—	(34)
Expiring 04/04/23	BARC	PEN	67	17,546	17,801	255	—
Expiring 04/04/23	BOA	PEN	265	70,591	70,405	—	(186)
Expiring 04/04/23	BOA	PEN	67	17,809	17,800	—	(9)
Expiring 05/03/23	BOA	PEN	67	17,813	17,765	—	(48)
Philippine Peso,
Expiring 04/04/23	MSC	PHP	9,770	177,234	179,895	2,661	—
Expiring 05/03/23	MSC	PHP	9,770	179,488	179,965	477	—
Expiring 06/21/23	CITI	PHP	97,370	1,777,000	1,792,044	15,044	—
Expiring 06/21/23	JPM	PHP	56,963	1,049,020	1,048,373	—	(647)
Polish Zloty,
Expiring 04/04/23	BOA	PLN	1,665	382,921	385,643	2,722	—
Expiring 04/04/23	BOA	PLN	1,430	332,903	331,214	—	(1,689)
Expiring 04/04/23	BOA	PLN	1,411	326,298	326,813	515	—
Expiring 04/04/23	BOA	PLN	1,115	253,692	258,254	4,562	—
Expiring 04/04/23	BOA	PLN	259	59,952	59,989	37	—
Expiring 04/04/23	MSC	PLN	3,273	760,067	758,085	—	(1,982)
Expiring 04/04/23	MSC	PLN	1,205	274,926	279,099	4,173	—
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/19/23	HSBC	PLN	5,181	$1,171,000	$1,198,879	$27,879	$—
Expiring 04/19/23	MSI	PLN	6,341	1,441,539	1,467,297	25,758	—
Expiring 05/02/23	MSC	PLN	755	175,030	174,564	—	(466)
Romanian Leu,
Expiring 04/04/23	BARC	RON	330	72,425	72,321	—	(104)
Expiring 04/04/23	BNP	RON	633	138,876	138,725	—	(151)
Singapore Dollar,
Expiring 04/04/23	BARC	SGD	435	322,409	326,912	4,503	—
Expiring 04/04/23	HSBC	SGD	420	311,928	315,639	3,711	—
Expiring 04/04/23	HSBC	SGD	390	290,570	293,093	2,523	—
Expiring 04/04/23	JPS	SGD	755	561,251	567,399	6,148	—
Expiring 04/04/23	JPS	SGD	615	455,365	462,186	6,821	—
Expiring 04/04/23	MSC	SGD	1,331	1,000,978	1,000,275	—	(703)
Expiring 05/03/23	JPS	SGD	340	255,918	255,751	—	(167)
Expiring 05/03/23	MSC	SGD	1,235	929,578	928,979	—	(599)
Expiring 06/21/23	BOA	SGD	2,680	2,008,000	2,019,070	11,070	—
Expiring 06/21/23	HSBC	SGD	195	144,607	146,936	2,329	—
South African Rand,
Expiring 04/04/23	GSI	ZAR	11,080	592,453	622,083	29,630	—
Expiring 04/04/23	MSC	ZAR	65,644	3,612,371	3,685,564	73,193	—
Expiring 06/21/23	JPM	ZAR	46,354	2,474,110	2,584,685	110,575	—
Expiring 06/21/23	JPM	ZAR	5,450	290,915	303,917	13,002	—
Expiring 06/21/23	TD	ZAR	50,560	2,748,214	2,819,214	71,000	—
Expiring 06/21/23	TD	ZAR	5,945	323,146	331,494	8,348	—
South Korean Won,
Expiring 04/04/23	BARC	KRW	1,917,550	1,480,276	1,470,232	—	(10,044)
Expiring 04/04/23	BARC	KRW	318,340	247,485	244,079	—	(3,406)
Expiring 04/04/23	BARC	KRW	315,870	239,659	242,186	2,527	—
Expiring 04/04/23	BNP	KRW	7,069,464	5,429,154	5,420,329	—	(8,825)
Expiring 04/04/23	BNP	KRW	2,493,790	1,925,112	1,912,049	—	(13,063)
Expiring 04/04/23	BNP	KRW	620,520	469,639	475,768	6,129	—
Expiring 04/04/23	BOA	KRW	1,266,360	973,749	970,949	—	(2,800)
Expiring 04/04/23	CITI	KRW	1,275,600	972,924	978,034	5,110	—
Expiring 04/04/23	CITI	KRW	1,263,990	959,385	969,131	9,746	—
Expiring 04/04/23	GSI	KRW	1,263,990	958,549	969,132	10,583	—
Expiring 04/04/23	GSI	KRW	425,657	328,591	326,361	—	(2,230)
Expiring 04/04/23	GSI	KRW	318,980	242,847	244,569	1,722	—
Expiring 04/04/23	JPS	KRW	2,537,100	1,954,321	1,945,256	—	(9,065)
Expiring 04/04/23	JPS	KRW	1,275,880	968,704	978,248	9,544	—
Expiring 04/04/23	JPS	KRW	1,246,920	960,203	956,043	—	(4,160)
Expiring 04/04/23	JPS	KRW	358,850	272,227	275,139	2,912	—
Expiring 04/04/23	JPS	KRW	318,170	242,971	243,949	978	—
Expiring 04/04/23	JPS	KRW	316,730	243,652	242,845	—	(807)
Expiring 04/04/23	MSC	KRW	2,548,300	1,967,192	1,953,844	—	(13,348)
Expiring 04/04/23	MSC	KRW	1,268,400	976,556	972,513	—	(4,043)
Expiring 05/03/23	BNP	KRW	3,114,310	2,396,425	2,388,507	—	(7,918)
Expiring 05/03/23	CITI	KRW	1,263,340	971,053	968,913	—	(2,140)
Expiring 06/21/23	BARC	KRW	2,464,203	1,897,000	1,895,417	—	(1,583)
Expiring 06/21/23	CITI	KRW	341,330	259,891	262,545	2,654	—
Expiring 06/21/23	HSBC	KRW	1,770,248	1,358,000	1,361,640	3,640	—
Expiring 06/21/23	JPM	KRW	1,228,201	933,000	944,708	11,708	—
Swedish Krona,
Expiring 04/04/23	BARC	SEK	11,970	1,148,642	1,153,552	4,910	—
Expiring 04/04/23	BNP	SEK	27,328	2,632,507	2,633,607	1,100	—
Expiring 04/04/23	CITI	SEK	10,010	959,925	964,667	4,742	—
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/04/23	CITI	SEK	6,020	$572,798	$580,149	$7,351	$—
Expiring 04/04/23	CITI	SEK	5,427	510,791	523,002	12,211	—
Expiring 04/04/23	CITI	SEK	5,190	490,220	500,162	9,942	—
Expiring 04/04/23	CITI	SEK	3,053	286,576	294,219	7,643	—
Expiring 04/04/23	GSI	SEK	10,210	954,304	983,941	29,637	—
Expiring 04/04/23	GSI	SEK	10,050	981,460	968,522	—	(12,938)
Expiring 04/04/23	GSI	SEK	2,590	245,273	249,599	4,326	—
Expiring 04/04/23	GSI	SEK	2,570	242,103	247,671	5,568	—
Expiring 04/04/23	JPS	SEK	10,360	981,042	998,396	17,354	—
Expiring 04/04/23	JPS	SEK	10,210	954,940	983,941	29,001	—
Expiring 04/04/23	JPS	SEK	2,570	243,550	247,672	4,122	—
Expiring 04/04/23	JPS	SEK	2,570	246,520	247,672	1,152	—
Expiring 04/04/23	JPS	SEK	630	59,225	60,713	1,488	—
Expiring 04/04/23	JPS	SEK	630	59,560	60,713	1,153	—
Expiring 04/04/23	UBS	SEK	6,160	593,834	593,641	—	(193)
Expiring 04/19/23	JPM	SEK	5,146	493,883	496,323	2,440	—
Expiring 05/03/23	BARC	SEK	8,958	861,064	864,691	3,627	—
Swiss Franc,
Expiring 04/04/23	BARC	CHF	110	121,070	120,276	—	(794)
Expiring 04/04/23	BNP	CHF	1,991	2,172,416	2,177,005	4,589	—
Expiring 04/04/23	BNP	CHF	1,659	1,810,165	1,813,989	3,824	—
Expiring 04/04/23	BOA	CHF	895	975,456	978,614	3,158	—
Expiring 04/04/23	BOA	CHF	115	122,365	125,743	3,378	—
Expiring 04/04/23	CITI	CHF	1,800	1,921,611	1,968,162	46,551	—
Expiring 04/04/23	CITI	CHF	1,775	1,943,076	1,940,826	—	(2,250)
Expiring 04/04/23	CITI	CHF	1,330	1,446,420	1,454,253	7,833	—
Expiring 04/04/23	CITI	CHF	900	970,362	984,081	13,719	—
Expiring 04/04/23	GSI	CHF	1,775	1,930,103	1,940,826	10,723	—
Expiring 04/04/23	GSI	CHF	900	959,110	984,081	24,971	—
Expiring 04/04/23	GSI	CHF	885	968,616	967,680	—	(936)
Expiring 04/04/23	GSI	CHF	885	962,459	967,680	5,221	—
Expiring 04/04/23	GSI	CHF	230	248,797	251,488	2,691	—
Expiring 04/04/23	GSI	CHF	225	246,356	246,020	—	(336)
Expiring 04/04/23	GSI	CHF	110	119,495	120,276	781	—
Expiring 04/04/23	GSI	CHF	110	118,926	120,276	1,350	—
Expiring 04/04/23	GSI	CHF	110	119,481	120,277	796	—
Expiring 04/04/23	JPS	CHF	900	987,348	984,081	—	(3,267)
Expiring 04/04/23	JPS	CHF	900	979,678	984,080	4,402	—
Expiring 04/04/23	JPS	CHF	885	959,681	967,679	7,998	—
Expiring 04/04/23	JPS	CHF	225	241,854	246,021	4,167	—
Expiring 04/04/23	JPS	CHF	110	118,730	120,276	1,546	—
Expiring 04/04/23	JPS	CHF	110	120,013	120,277	264	—
Expiring 04/04/23	MSC	CHF	1,760	1,928,281	1,924,424	—	(3,857)
Expiring 04/04/23	MSC	CHF	910	985,342	995,015	9,673	—
Expiring 04/04/23	MSC	CHF	900	977,987	984,081	6,094	—
Expiring 04/04/23	MSC	CHF	880	962,338	962,213	—	(125)
Expiring 04/04/23	MSC	CHF	110	120,363	120,276	—	(87)
Expiring 04/04/23	UBS	CHF	2,715	2,939,950	2,968,643	28,693	—
Expiring 04/04/23	UBS	CHF	1,810	1,956,260	1,979,096	22,836	—
Expiring 04/04/23	UBS	CHF	1,795	1,937,943	1,962,695	24,752	—
Expiring 04/04/23	UBS	CHF	1,795	1,941,253	1,962,695	21,442	—
Expiring 04/04/23	UBS	CHF	905	970,944	989,548	18,604	—
Expiring 04/04/23	UBS	CHF	900	977,846	984,080	6,234	—
Expiring 04/04/23	UBS	CHF	900	959,241	984,081	24,840	—
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 04/04/23	BARC	THB	32,932	$963,769	$963,451	$—	$(318)
Expiring 04/04/23	BARC	THB	13,860	405,619	405,485	—	(134)
Expiring 04/04/23	BARC	THB	8,770	256,733	256,573	—	(160)
Expiring 06/21/23	GSI	THB	30,235	881,000	891,588	10,588	—
Expiring 06/21/23	MSI	THB	1,947	55,973	57,426	1,453	—
Turkish Lira,
Expiring 04/04/23	JPS	TRY	405	21,130	21,032	—	(98)
Expiring 05/03/23	BARC	TRY	405	20,290	20,228	—	(62)
				$576,440,469	$579,935,918	4,311,457	(816,008)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	ANZ	AUD	395	$267,051	$264,076	$2,975	$—
Expiring 04/04/23	BARC	AUD	8,904	6,007,449	5,952,739	54,710	—
Expiring 04/04/23	BARC	AUD	357	240,865	238,671	2,194	—
Expiring 04/04/23	GSI	AUD	1,450	958,501	969,393	—	(10,892)
Expiring 04/04/23	JPS	AUD	365	242,660	244,019	—	(1,359)
Expiring 04/04/23	JPS	AUD	360	238,391	240,677	—	(2,286)
Expiring 04/04/23	TD	AUD	622	416,553	415,836	717	—
Expiring 04/04/23	UBS	AUD	2,915	1,936,376	1,948,813	—	(12,437)
Expiring 04/04/23	UBS	AUD	2,870	1,935,534	1,918,729	16,805	—
Expiring 04/04/23	UBS	AUD	1,326	894,728	886,493	8,235	—
Expiring 04/04/23	UBS	AUD	420	282,098	280,790	1,308	—
Expiring 04/19/23	BNP	AUD	1,087	772,000	726,937	45,063	—
Expiring 04/19/23	BNP	AUD	717	510,000	479,329	30,671	—
Expiring 04/19/23	BNP	AUD	177	125,081	118,396	6,685	—
Expiring 04/19/23	CITI	AUD	1,143	768,493	764,558	3,935	—
Expiring 04/19/23	CITI	AUD	538	378,000	359,689	18,311	—
Expiring 04/19/23	JPM	AUD	1,698	1,129,000	1,135,857	—	(6,857)
Expiring 04/19/23	JPM	AUD	1,159	775,051	775,260	—	(209)
Expiring 04/19/23	JPM	AUD	626	444,485	418,734	25,751	—
Expiring 04/19/23	JPM	AUD	542	379,900	362,546	17,354	—
Expiring 04/19/23	JPM	AUD	178	124,701	119,354	5,347	—
Expiring 04/19/23	MSI	AUD	544	383,517	363,884	19,633	—
Expiring 05/03/23	GSI	AUD	815	546,422	545,431	991	—
Expiring 05/03/23	GSI	AUD	360	240,727	240,927	—	(200)
Expiring 05/03/23	TD	AUD	8,904	5,969,197	5,958,925	10,272	—
Expiring 05/03/23	TD	AUD	1,683	1,128,275	1,126,333	1,942	—
Brazilian Real,
Expiring 04/04/23	CITI	BRL	1,978	377,000	390,068	—	(13,068)
Expiring 04/04/23	CITI	BRL	1,896	360,415	373,832	—	(13,417)
Expiring 04/04/23	CITI	BRL	1,862	354,802	367,170	—	(12,368)
Expiring 04/04/23	CITI	BRL	1,568	302,796	309,196	—	(6,400)
Expiring 04/04/23	CITI	BRL	1,330	253,623	262,264	—	(8,641)
Expiring 04/04/23	CITI	BRL	953	178,833	187,923	—	(9,090)
Expiring 04/04/23	CITI	BRL	798	151,711	157,359	—	(5,648)
Expiring 04/04/23	CITI	BRL	585	111,227	115,357	—	(4,130)
Expiring 04/04/23	CITI	BRL	532	101,141	104,906	—	(3,765)
Expiring 04/04/23	CITI	BRL	476	89,406	93,863	—	(4,457)
Expiring 04/04/23	CITI	BRL	476	89,172	93,863	—	(4,691)
Expiring 04/04/23	CITI	BRL	213	40,475	42,002	—	(1,527)
A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/04/23	GSI	BRL	4,068	$800,724	$802,173	$—	$(1,449)
Expiring 05/03/23	HSBC	BRL	3,931	764,000	771,158	—	(7,158)
British Pound,
Expiring 04/04/23	BARC	GBP	805	965,082	993,130	—	(28,048)
Expiring 04/04/23	BARC	GBP	219	263,286	270,181	—	(6,895)
Expiring 04/04/23	BARC	GBP	199	244,333	245,507	—	(1,174)
Expiring 04/04/23	BARC	GBP	99	119,435	122,135	—	(2,700)
Expiring 04/04/23	BNP	GBP	19,036	22,923,380	23,484,746	—	(561,366)
Expiring 04/04/23	BNP	GBP	1,523	1,834,015	1,878,928	—	(44,913)
Expiring 04/04/23	BOA	GBP	484	586,791	597,112	—	(10,321)
Expiring 04/04/23	GSI	GBP	809	979,368	998,065	—	(18,697)
Expiring 04/04/23	GSI	GBP	809	964,539	998,064	—	(33,525)
Expiring 04/04/23	GSI	GBP	808	962,936	996,831	—	(33,895)
Expiring 04/04/23	GSI	GBP	795	958,675	980,793	—	(22,118)
Expiring 04/04/23	GSI	GBP	480	588,452	592,177	—	(3,725)
Expiring 04/04/23	GSI	GBP	412	488,108	508,286	—	(20,178)
Expiring 04/04/23	GSI	GBP	269	328,791	331,866	—	(3,075)
Expiring 04/04/23	GSI	GBP	202	247,248	249,208	—	(1,960)
Expiring 04/04/23	GSI	GBP	100	122,887	123,370	—	(483)
Expiring 04/04/23	JPS	GBP	202	240,797	249,208	—	(8,411)
Expiring 04/04/23	JPS	GBP	202	244,257	249,208	—	(4,951)
Expiring 04/04/23	JPS	GBP	201	241,115	247,974	—	(6,859)
Expiring 04/04/23	JPS	GBP	200	243,334	246,740	—	(3,406)
Expiring 04/04/23	MSI	GBP	945	1,144,639	1,165,565	—	(20,926)
Expiring 04/04/23	TD	GBP	1,717	2,119,637	2,118,266	1,371	—
Expiring 04/19/23	BNP	GBP	345	425,380	425,721	—	(341)
Expiring 04/19/23	HSBC	GBP	10,657	13,014,441	13,152,105	—	(137,664)
Expiring 04/19/23	TD	GBP	267	330,321	329,593	728	—
Expiring 05/02/23	BNP	GBP	771	946,392	951,572	—	(5,180)
Expiring 05/03/23	BNP	GBP	645	798,013	796,218	1,795	—
Expiring 05/03/23	HSBC	GBP	785	972,007	969,041	2,966	—
Expiring 05/03/23	JPS	GBP	442	545,168	545,625	—	(457)
Expiring 05/03/23	TD	GBP	18,941	23,396,056	23,381,645	14,411	—
Expiring 05/03/23	TD	GBP	1,577	1,947,921	1,946,721	1,200	—
Canadian Dollar,
Expiring 04/04/23	BNP	CAD	2,615	1,917,577	1,934,985	—	(17,408)
Expiring 04/04/23	BNP	CAD	1,910	1,380,916	1,413,316	—	(32,400)
Expiring 04/04/23	BOA	CAD	1,350	987,602	998,941	—	(11,339)
Expiring 04/04/23	GSI	CAD	1,070	782,633	791,753	—	(9,120)
Expiring 04/04/23	GSI	CAD	635	466,128	469,872	—	(3,744)
Expiring 04/04/23	GSI	CAD	545	394,930	403,276	—	(8,346)
Expiring 04/04/23	JPS	CAD	1,345	987,967	995,241	—	(7,274)
Expiring 04/04/23	MSC	CAD	4,010	2,956,547	2,967,224	—	(10,677)
Expiring 04/04/23	MSC	CAD	141	103,958	104,333	—	(375)
Expiring 04/04/23	UBS	CAD	15,745	11,591,858	11,650,610	—	(58,752)
Expiring 04/04/23	UBS	CAD	1,325	962,481	980,442	—	(17,961)
Expiring 04/19/23	CITI	CAD	510	382,000	377,312	4,688	—
Expiring 04/19/23	CITI	CAD	307	227,595	227,011	584	—
Expiring 04/19/23	GSI	CAD	511	382,000	378,300	3,700	—
Expiring 04/19/23	JPM	CAD	508	379,000	376,060	2,940	—
Expiring 05/03/23	GSI	CAD	1,325	976,930	980,876	—	(3,946)
Expiring 05/03/23	JPS	CAD	1,315	972,501	973,473	—	(972)
Expiring 05/03/23	JPS	CAD	330	244,179	244,294	—	(115)
Expiring 05/03/23	MSC	CAD	15,745	11,613,695	11,655,760	—	(42,065)
A52

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 04/04/23	BOA	CLP	322,550	$386,149	$405,547	$—	$(19,398)
Expiring 04/04/23	DB	CLP	149,750	182,577	188,282	—	(5,705)
Expiring 04/04/23	MSC	CLP	725,500	869,508	912,180	—	(42,672)
Expiring 04/04/23	MSC	CLP	627,270	793,601	788,675	4,926	—
Expiring 04/04/23	MSC	CLP	178,452	213,874	224,370	—	(10,496)
Expiring 04/04/23	MSC	CLP	161,275	192,292	202,773	—	(10,481)
Expiring 04/04/23	MSC	CLP	96,765	116,039	121,664	—	(5,625)
Expiring 04/04/23	MSC	CLP	64,510	77,184	81,110	—	(3,926)
Expiring 04/04/23	SCS	CLP	149,750	182,733	188,282	—	(5,549)
Expiring 04/04/23	SCS	CLP	63,080	76,618	79,311	—	(2,693)
Expiring 04/04/23	SCS	CLP	63,080	76,530	79,311	—	(2,781)
Expiring 04/04/23	SCS	CLP	63,080	76,646	79,311	—	(2,665)
Expiring 04/04/23	SCS	CLP	63,080	76,507	79,311	—	(2,804)
Expiring 05/03/23	MSC	CLP	933,220	1,173,935	1,169,808	4,127	—
Expiring 05/03/23	MSC	CLP	178,452	224,482	223,693	789	—
Expiring 06/22/23	BNP	CLP	840,259	1,017,140	1,047,280	—	(30,140)
Expiring 06/22/23	CITI	CLP	314,312	386,000	391,751	—	(5,751)
Expiring 06/22/23	MSI	CLP	316,681	384,000	394,704	—	(10,704)
Expiring 06/22/23	UAG	CLP	2,204,158	2,723,402	2,747,212	—	(23,810)
Expiring 06/22/23	UAG	CLP	627,278	769,000	781,825	—	(12,825)
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	6,583	955,643	958,107	—	(2,464)
Expiring 04/04/23	GSI	CNH	1,654	239,861	240,727	—	(866)
Expiring 04/04/23	GSI	CNH	564	81,875	82,086	—	(211)
Expiring 04/04/23	JPS	CNH	3,320	481,830	483,202	—	(1,372)
Expiring 04/04/23	RBC	CNH	1,662	240,673	241,892	—	(1,219)
Expiring 04/04/23	UBS	CNH	1,676	242,444	243,929	—	(1,485)
Expiring 05/04/23	BNP	CNH	2,386	348,249	348,089	160	—
Expiring 05/04/23	SSB	CNH	3,917	570,738	571,443	—	(705)
Expiring 05/23/23	HSBC	CNH	14,245	2,052,000	2,081,551	—	(29,551)
Expiring 05/23/23	JPM	CNH	14,277	2,061,000	2,086,143	—	(25,143)
Expiring 05/23/23	JPM	CNH	12,815	1,864,000	1,872,595	—	(8,595)
Expiring 05/23/23	MSI	CNH	79,389	11,598,820	11,600,608	—	(1,788)
Expiring 05/23/23	MSI	CNH	33,713	4,925,502	4,926,261	—	(759)
Expiring 05/23/23	MSI	CNH	1,572	230,826	229,764	1,062	—
Expiring 01/24/24	BOA	CNH	3,231	486,963	479,699	7,264	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	1,925,734	398,847	413,274	—	(14,427)
Expiring 04/04/23	BNP	COP	1,337,227	276,959	286,977	—	(10,018)
Expiring 04/04/23	BNP	COP	701,500	146,727	150,547	—	(3,820)
Expiring 04/04/23	BNP	COP	701,500	146,399	150,546	—	(4,147)
Expiring 04/04/23	BOA	COP	2,477,973	534,968	531,788	3,180	—
Expiring 04/04/23	CITI	COP	2,564,814	552,038	550,425	1,613	—
Expiring 04/04/23	MSC	COP	1,195,010	257,208	256,456	752	—
Expiring 04/04/23	SCS	COP	299,245	64,408	64,220	188	—
Expiring 05/03/23	BNP	COP	1,925,734	413,164	410,703	2,461	—
Expiring 06/21/23	MSI	COP	3,931,654	792,000	830,283	—	(38,283)
Expiring 06/21/23	MSI	COP	3,009,168	615,000	635,473	—	(20,473)
Czech Koruna,
Expiring 04/04/23	CITI	CZK	13,550	614,790	626,018	—	(11,228)
Expiring 04/04/23	CITI	CZK	11,100	492,117	512,826	—	(20,709)
Expiring 04/04/23	TD	CZK	12,975	590,148	599,452	—	(9,304)
Expiring 04/04/23	TD	CZK	5,661	257,482	261,541	—	(4,059)
Expiring 04/19/23	HSBC	CZK	37,028	1,658,358	1,709,333	—	(50,975)
Expiring 04/19/23	HSBC	CZK	8,752	384,000	404,042	—	(20,042)
A53

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 05/03/23	TD	CZK	12,975	$598,927	$598,541	$386	$—
Expiring 05/03/23	TD	CZK	9,861	455,184	454,891	293	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	3,179	456,477	462,898	—	(6,421)
Expiring 05/03/23	BARC	DKK	3,179	464,821	463,789	1,032	—
Euro,
Expiring 04/04/23	BARC	EUR	532	563,591	577,079	—	(13,488)
Expiring 04/04/23	BARC	EUR	425	450,251	461,012	—	(10,761)
Expiring 04/04/23	BARC	EUR	178	188,242	193,083	—	(4,841)
Expiring 04/04/23	BNP	EUR	695	736,852	753,941	—	(17,089)
Expiring 04/04/23	BNP	EUR	483	514,893	524,193	—	(9,300)
Expiring 04/04/23	CITI	EUR	1,404	1,507,108	1,522,969	—	(15,861)
Expiring 04/04/23	CITI	EUR	332	354,176	360,105	—	(5,929)
Expiring 04/04/23	CITI	EUR	178	187,798	193,083	—	(5,285)
Expiring 04/04/23	GSI	EUR	548	591,732	594,422	—	(2,690)
Expiring 04/04/23	HSBC	EUR	30	32,523	32,542	—	(19)
Expiring 04/04/23	JPM	EUR	169	179,915	183,559	—	(3,644)
Expiring 04/04/23	JPM	EUR	83	87,648	89,597	—	(1,949)
Expiring 04/04/23	JPM	EUR	79	83,120	85,285	—	(2,165)
Expiring 04/04/23	JPS	EUR	577	613,484	625,893	—	(12,409)
Expiring 04/04/23	MSC	EUR	2,026	2,175,527	2,197,675	—	(22,148)
Expiring 04/04/23	MSC	EUR	81	86,461	87,864	—	(1,403)
Expiring 04/04/23	MSI	EUR	430	463,165	466,623	—	(3,458)
Expiring 04/04/23	SSB	EUR	1,835	1,969,399	1,990,490	—	(21,091)
Expiring 04/04/23	SSB	EUR	231	245,797	250,574	—	(4,777)
Expiring 04/04/23	TD	EUR	100,147	106,953,992	108,633,053	—	(1,679,061)
Expiring 04/04/23	TD	EUR	3,064	3,266,489	3,323,392	—	(56,903)
Expiring 04/04/23	TD	EUR	1,029	1,098,941	1,116,193	—	(17,252)
Expiring 04/04/23	TD	EUR	388	412,578	420,877	—	(8,299)
Expiring 04/04/23	TD	EUR	220	234,289	238,968	—	(4,679)
Expiring 04/04/23	TD	EUR	178	189,951	192,547	—	(2,596)
Expiring 04/04/23	UBS	EUR	997	1,052,162	1,081,482	—	(29,320)
Expiring 04/04/23	UBS	EUR	438	468,950	475,115	—	(6,165)
Expiring 04/19/23	BNP	EUR	1,457	1,590,193	1,582,151	8,042	—
Expiring 04/19/23	GSI	EUR	174	190,362	188,903	1,459	—
Expiring 04/19/23	HSBC	EUR	72,255	78,598,681	78,443,291	155,390	—
Expiring 04/19/23	HSBC	EUR	715	763,927	776,238	—	(12,311)
Expiring 04/19/23	HSBC	EUR	360	386,161	390,833	—	(4,672)
Expiring 04/19/23	JPM	EUR	3,331	3,627,509	3,616,296	11,213	—
Expiring 04/19/23	JPM	EUR	349	380,979	378,892	2,087	—
Expiring 04/19/23	TD	EUR	792	861,537	860,202	1,335	—
Expiring 04/28/23	BOA	EUR	898	981,438	975,409	6,029	—
Expiring 04/28/23	JPS	EUR	900	976,306	977,581	—	(1,275)
Expiring 04/28/23	MSC	EUR	898	973,837	975,409	—	(1,572)
Expiring 04/28/23	SCS	EUR	900	976,074	977,581	—	(1,507)
Expiring 05/02/23	HSBC	EUR	3,645	3,936,072	3,960,134	—	(24,062)
Expiring 05/03/23	BARC	EUR	113	122,598	122,776	—	(178)
Expiring 05/03/23	BNP	EUR	1,735	1,888,004	1,885,103	2,901	—
Expiring 05/03/23	BOA	EUR	254	275,572	275,975	—	(403)
Expiring 05/03/23	GSI	EUR	224	244,528	243,379	1,149	—
Expiring 05/03/23	HSBC	EUR	99,718	108,283,976	108,345,094	—	(61,118)
Expiring 05/03/23	HSBC	EUR	3,336	3,622,569	3,624,614	—	(2,045)
Expiring 05/03/23	JPS	EUR	510	554,354	554,122	232	—
Hungarian Forint,
Expiring 04/04/23	BARC	HUF	220,000	602,458	627,092	—	(24,634)
A54

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/04/23	BARC	HUF	215,500	$600,609	$614,265	$—	$(13,656)
Expiring 04/04/23	BARC	HUF	215,400	597,805	613,980	—	(16,175)
Expiring 04/04/23	BARC	HUF	116,400	316,881	331,788	—	(14,907)
Expiring 04/04/23	BARC	HUF	99,000	260,116	282,192	—	(22,076)
Expiring 04/04/23	BARC	HUF	83,160	217,308	237,040	—	(19,732)
Expiring 04/04/23	BOA	HUF	214,300	586,663	610,845	—	(24,182)
Expiring 04/04/23	MSC	HUF	106,395	298,586	303,271	—	(4,685)
Expiring 04/04/23	SCS	HUF	9,240	24,140	26,337	—	(2,197)
Expiring 04/19/23	BARC	HUF	514,291	1,402,000	1,458,676	—	(56,676)
Expiring 04/19/23	BARC	HUF	320,423	840,000	908,812	—	(68,812)
Expiring 04/19/23	BARC	HUF	303,814	796,400	861,703	—	(65,303)
Expiring 04/19/23	HSBC	HUF	315,469	836,000	894,760	—	(58,760)
Expiring 05/03/23	MSC	HUF	674,115	1,906,056	1,903,287	2,769	—
Expiring 05/03/23	MSC	HUF	106,395	300,831	300,394	437	—
Indian Rupee,
Expiring 04/03/23	CITI	INR	65,410	794,193	796,054	—	(1,861)
Expiring 04/03/23	JPS	INR	104,626	1,270,345	1,273,322	—	(2,977)
Expiring 04/03/23	MSC	INR	84,681	1,028,431	1,030,587	—	(2,156)
Expiring 04/03/23	MSC	INR	84,680	1,028,919	1,030,576	—	(1,657)
Expiring 04/03/23	MSC	INR	22,620	273,073	275,291	—	(2,218)
Expiring 04/03/23	SCS	INR	21,945	266,451	267,076	—	(625)
Expiring 05/03/23	JPS	INR	28,761	349,232	349,371	—	(139)
Expiring 05/03/23	MSC	INR	10,369	125,906	125,956	—	(50)
Expiring 06/21/23	BOA	INR	173,772	2,089,000	2,106,443	—	(17,443)
Expiring 06/21/23	DB	INR	32,214	387,000	390,493	—	(3,493)
Expiring 06/21/23	JPM	INR	115,382	1,386,642	1,398,654	—	(12,012)
Expiring 06/21/23	JPM	INR	83,141	1,004,000	1,007,829	—	(3,829)
Expiring 06/21/23	MSI	INR	142,835	1,718,000	1,731,424	—	(13,424)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	3,676,000	239,604	245,624	—	(6,020)
Expiring 04/04/23	JPS	IDR	25,792,421	1,689,700	1,723,403	—	(33,703)
Expiring 04/04/23	JPS	IDR	3,676,000	245,443	245,624	—	(181)
Expiring 04/04/23	JPS	IDR	816,000	54,201	54,523	—	(322)
Expiring 05/03/23	JPS	IDR	25,792,421	1,712,872	1,723,409	—	(10,537)
Expiring 06/21/23	BOA	IDR	32,124,610	2,140,000	2,145,781	—	(5,781)
Expiring 06/21/23	HSBC	IDR	15,790,051	1,015,000	1,054,705	—	(39,705)
Israeli Shekel,
Expiring 04/04/23	BNP	ILS	915	254,617	254,462	155	—
Expiring 04/04/23	HSBC	ILS	2,575	708,021	716,109	—	(8,088)
Expiring 04/04/23	HSBC	ILS	2,158	593,362	600,139	—	(6,777)
Expiring 05/03/23	HSBC	ILS	2,158	602,240	600,624	1,616	—
Expiring 05/03/23	HSBC	ILS	1,980	552,565	551,082	1,483	—
Expiring 05/03/23	UBS	ILS	274	76,609	76,261	348	—
Expiring 06/21/23	CITI	ILS	5,623	1,555,000	1,568,896	—	(13,896)
Japanese Yen,
Expiring 04/04/23	BARC	JPY	32,400	246,452	244,160	2,292	—
Expiring 04/04/23	BARC	JPY	16,200	120,979	122,080	—	(1,101)
Expiring 04/04/23	BNP	JPY	3,288,636	24,401,659	24,782,577	—	(380,918)
Expiring 04/04/23	CBA	JPY	120,690	911,262	909,499	1,763	—
Expiring 04/04/23	CITI	JPY	255,300	1,940,825	1,923,896	16,929	—
Expiring 04/04/23	CITI	JPY	218,548	1,606,385	1,646,939	—	(40,554)
Expiring 04/04/23	DB	JPY	262,200	1,921,020	1,975,893	—	(54,873)
Expiring 04/04/23	GSI	JPY	391,500	2,910,326	2,950,274	—	(39,948)
Expiring 04/04/23	GSI	JPY	328,200	2,423,845	2,473,257	—	(49,412)
Expiring 04/04/23	GSI	JPY	319,100	2,425,823	2,404,681	21,142	—
A55

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	GSI	JPY	261,000	$1,922,592	$1,966,849	$—	$(44,257)
Expiring 04/04/23	GSI	JPY	261,000	1,920,603	1,966,849	—	(46,246)
Expiring 04/04/23	GSI	JPY	257,000	1,916,090	1,936,706	—	(20,616)
Expiring 04/04/23	GSI	JPY	131,100	959,909	987,947	—	(28,038)
Expiring 04/04/23	GSI	JPY	131,100	960,824	987,946	—	(27,122)
Expiring 04/04/23	GSI	JPY	131,000	965,599	987,193	—	(21,594)
Expiring 04/04/23	GSI	JPY	130,700	962,849	984,932	—	(22,083)
Expiring 04/04/23	GSI	JPY	129,300	977,890	974,382	3,508	—
Expiring 04/04/23	GSI	JPY	128,400	983,157	967,600	15,557	—
Expiring 04/04/23	GSI	JPY	127,800	980,222	963,078	17,144	—
Expiring 04/04/23	GSI	JPY	64,700	490,010	487,567	2,443	—
Expiring 04/04/23	GSI	JPY	32,300	244,955	243,407	1,548	—
Expiring 04/04/23	GSI	JPY	32,100	246,641	241,900	4,741	—
Expiring 04/04/23	GSI	JPY	16,200	121,965	122,080	—	(115)
Expiring 04/04/23	GSI	JPY	16,100	122,159	121,326	833	—
Expiring 04/04/23	HSBC	JPY	129,500	981,436	975,889	5,547	—
Expiring 04/04/23	HSBC	JPY	129,300	969,927	974,382	—	(4,455)
Expiring 04/04/23	JPS	JPY	131,500	971,722	990,961	—	(19,239)
Expiring 04/04/23	JPS	JPY	130,900	961,342	986,439	—	(25,097)
Expiring 04/04/23	JPS	JPY	129,800	980,744	978,150	2,594	—
Expiring 04/04/23	JPS	JPY	32,300	246,751	243,407	3,344	—
Expiring 04/04/23	JPS	JPY	16,300	119,493	122,834	—	(3,341)
Expiring 04/04/23	JPS	JPY	16,100	122,141	121,327	814	—
Expiring 04/04/23	MSC	JPY	1,226,591	9,233,666	9,243,372	—	(9,706)
Expiring 04/04/23	MSC	JPY	257,700	1,965,750	1,941,981	23,769	—
Expiring 04/04/23	MSC	JPY	257,000	1,914,764	1,936,706	—	(21,942)
Expiring 04/04/23	MSC	JPY	129,500	978,489	975,889	2,600	—
Expiring 04/04/23	MSC	JPY	128,000	981,359	964,586	16,773	—
Expiring 04/04/23	MSC	JPY	127,800	979,849	963,078	16,771	—
Expiring 04/04/23	MSC	JPY	127,800	979,947	963,078	16,869	—
Expiring 04/04/23	MSC	JPY	127,800	978,720	963,078	15,642	—
Expiring 04/04/23	SSB	JPY	34,350	251,918	258,856	—	(6,938)
Expiring 04/04/23	SSB	JPY	34,350	251,912	258,856	—	(6,944)
Expiring 04/04/23	TD	JPY	62,400	465,984	470,236	—	(4,252)
Expiring 04/17/23	BOA	JPY	1,220,450	9,557,427	9,216,657	340,770	—
Expiring 04/19/23	BOA	JPY	47,872	378,000	361,645	16,355	—
Expiring 04/19/23	CITI	JPY	51,265	395,000	387,281	7,719	—
Expiring 04/19/23	GSI	JPY	32,300	238,851	244,008	—	(5,157)
Expiring 04/19/23	JPM	JPY	47,483	375,000	358,709	16,291	—
Expiring 04/19/23	MSI	JPY	49,456	383,000	373,608	9,392	—
Expiring 04/19/23	TD	JPY	60,006	451,821	453,310	—	(1,489)
Expiring 05/02/23	BNP	JPY	140,200	1,057,645	1,061,393	—	(3,748)
Expiring 05/02/23	MSC	JPY	3,577,743	27,041,365	27,085,538	—	(44,173)
Expiring 06/26/23	MSC	JPY	996,700	7,586,060	7,603,960	—	(17,900)
Malaysian Ringgit,
Expiring 04/04/23	BNP	MYR	8,334	1,867,500	1,890,806	—	(23,306)
Expiring 05/03/23	HSBC	MYR	8,334	1,894,478	1,895,835	—	(1,357)
Mexican Peso,
Expiring 04/04/23	BNP	MXN	2,593	140,044	143,781	—	(3,737)
Expiring 04/04/23	BNP	MXN	649	35,154	35,987	—	(833)
Expiring 04/04/23	BOA	MXN	11,330	604,938	628,245	—	(23,307)
Expiring 04/04/23	GSI	MXN	7,250	390,478	402,010	—	(11,532)
Expiring 04/04/23	SSB	MXN	9,728	526,313	539,414	—	(13,101)
Expiring 04/04/23	UBS	MXN	26,694	1,448,234	1,480,173	—	(31,939)
Expiring 04/04/23	UBS	MXN	26,410	1,432,826	1,464,425	—	(31,599)
A56

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/03/23	UBS	MXN	26,410	$1,450,653	$1,456,180	$—	$(5,527)
Expiring 05/03/23	UBS	MXN	24,074	1,322,340	1,327,378	—	(5,038)
Expiring 06/21/23	JPM	MXN	30,403	1,575,000	1,660,256	—	(85,256)
Expiring 06/21/23	JPM	MXN	29,277	1,592,000	1,598,738	—	(6,738)
New Taiwanese Dollar,
Expiring 05/03/23	MSC	TWD	29,600	978,415	972,166	6,249	—
New Zealand Dollar,
Expiring 04/04/23	BARC	NZD	1,570	980,782	981,745	—	(963)
Expiring 04/04/23	BOA	NZD	3,130	1,912,593	1,957,238	—	(44,645)
Expiring 04/04/23	BOA	NZD	190	117,858	118,810	—	(952)
Expiring 04/04/23	GSI	NZD	3,155	1,967,032	1,972,870	—	(5,838)
Expiring 04/04/23	GSI	NZD	3,130	1,916,562	1,957,238	—	(40,676)
Expiring 04/04/23	GSI	NZD	3,120	1,937,551	1,950,984	—	(13,433)
Expiring 04/04/23	GSI	NZD	3,115	1,912,797	1,947,858	—	(35,061)
Expiring 04/04/23	GSI	NZD	1,565	954,913	978,619	—	(23,706)
Expiring 04/04/23	GSI	NZD	1,565	954,979	978,619	—	(23,640)
Expiring 04/04/23	GSI	NZD	1,560	958,561	975,492	—	(16,931)
Expiring 04/04/23	GSI	NZD	1,555	963,780	972,366	—	(8,586)
Expiring 04/04/23	GSI	NZD	390	243,063	243,873	—	(810)
Expiring 04/04/23	GSI	NZD	195	120,825	121,937	—	(1,112)
Expiring 04/04/23	HSBC	NZD	1,565	959,016	978,618	—	(19,602)
Expiring 04/04/23	JPS	NZD	1,580	977,732	987,998	—	(10,266)
Expiring 04/04/23	JPS	NZD	1,565	961,380	978,619	—	(17,239)
Expiring 04/04/23	JPS	NZD	1,560	967,209	975,492	—	(8,283)
Expiring 04/04/23	JPS	NZD	440	273,702	275,138	—	(1,436)
Expiring 04/04/23	MSC	NZD	1,580	985,132	987,999	—	(2,867)
Expiring 04/04/23	MSC	NZD	1,560	952,801	975,492	—	(22,691)
Expiring 04/04/23	TD	NZD	12,911	8,080,220	8,073,447	6,773	—
Expiring 04/04/23	TD	NZD	4,539	2,840,688	2,838,307	2,381	—
Expiring 04/04/23	UBS	NZD	3,115	1,909,788	1,947,858	—	(38,070)
Expiring 04/04/23	UBS	NZD	1,565	967,672	978,618	—	(10,946)
Expiring 04/04/23	UBS	NZD	440	274,789	275,139	—	(350)
Expiring 04/19/23	HSBC	NZD	621	388,367	388,328	39	—
Expiring 04/19/23	JPM	NZD	196	127,000	122,693	4,307	—
Expiring 04/19/23	TD	NZD	627	388,801	392,080	—	(3,279)
Expiring 05/03/23	JPS	NZD	1,555	972,657	972,383	274	—
Expiring 05/03/23	JPS	NZD	1,165	728,261	728,505	—	(244)
Expiring 05/03/23	JPS	NZD	1,165	728,703	728,506	197	—
Expiring 05/03/23	UBS	NZD	12,128	7,580,170	7,583,962	—	(3,792)
Expiring 05/03/23	UBS	NZD	3,534	2,208,799	2,209,904	—	(1,105)
Expiring 05/03/23	UBS	NZD	476	298,939	297,655	1,284	—
Norwegian Krone,
Expiring 04/04/23	CITI	NOK	4,340	402,420	414,602	—	(12,182)
Expiring 04/04/23	CITI	NOK	4,026	381,423	384,606	—	(3,183)
Expiring 04/04/23	GSI	NOK	10,180	978,047	972,501	5,546	—
Expiring 04/04/23	GSI	NOK	2,560	248,516	244,558	3,958	—
Expiring 04/04/23	UBS	NOK	36,978	3,542,633	3,532,527	10,106	—
Expiring 04/04/23	UBS	NOK	5,683	551,092	542,900	8,192	—
Expiring 04/04/23	UBS	NOK	1,244	118,336	118,840	—	(504)
Expiring 05/03/23	JPS	NOK	4,240	407,353	405,598	1,755	—
Expiring 05/03/23	UBS	NOK	5,683	545,174	543,635	1,539	—
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	265	69,397	70,405	—	(1,008)
Expiring 04/04/23	BARC	PEN	67	17,809	17,800	9	—
Expiring 04/04/23	BOA	PEN	265	70,439	70,405	34	—
A57

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 04/04/23	BOA	PEN	67	$17,848	$17,801	$47	$—
Expiring 05/03/23	BOA	PEN	265	70,456	70,265	191	—
Expiring 06/21/23	BARC	PEN	3,068	806,808	810,967	—	(4,159)
Expiring 06/21/23	BOA	PEN	3,330	873,681	880,309	—	(6,628)
Philippine Peso,
Expiring 04/04/23	MSC	PHP	9,770	179,431	179,895	—	(464)
Expiring 06/21/23	JPM	PHP	197,716	3,579,858	3,638,859	—	(59,001)
Polish Zloty,
Expiring 04/04/23	MSC	PLN	5,145	1,165,966	1,191,673	—	(25,707)
Expiring 04/04/23	MSC	PLN	3,273	741,731	758,084	—	(16,353)
Expiring 04/04/23	MSC	PLN	1,185	271,227	274,467	—	(3,240)
Expiring 04/04/23	MSC	PLN	755	175,329	174,872	457	—
Expiring 04/19/23	BARC	PLN	4,061	905,840	939,646	—	(33,806)
Expiring 04/19/23	BARC	PLN	1,997	446,160	462,107	—	(15,947)
Expiring 04/19/23	BARC	PLN	810	184,778	187,426	—	(2,648)
Expiring 04/19/23	BOA	PLN	2,646	606,776	612,184	—	(5,408)
Expiring 04/19/23	CITI	PLN	4,109	934,000	950,916	—	(16,916)
Expiring 04/19/23	MSI	PLN	12,877	2,927,359	2,979,667	—	(52,308)
Expiring 04/19/23	MSI	PLN	6,645	1,520,000	1,537,664	—	(17,664)
Expiring 05/02/23	MSC	PLN	3,273	758,772	756,754	2,018	—
Romanian Leu,
Expiring 04/04/23	BARC	RON	330	71,284	72,321	—	(1,037)
Expiring 04/04/23	BNP	RON	633	136,693	138,725	—	(2,032)
Expiring 05/03/23	BARC	RON	330	72,354	72,252	102	—
Expiring 05/03/23	BNP	RON	633	138,737	138,593	144	—
Singapore Dollar,
Expiring 04/04/23	MSC	SGD	1,380	1,028,611	1,037,099	—	(8,488)
Expiring 04/04/23	MSC	SGD	1,331	992,088	1,000,275	—	(8,187)
Expiring 04/04/23	MSC	SGD	1,235	928,781	928,129	652	—
Expiring 05/03/23	MSC	SGD	1,331	1,001,837	1,001,191	646	—
Expiring 06/21/23	HSBC	SGD	2,399	1,779,164	1,807,824	—	(28,660)
South African Rand,
Expiring 04/04/23	BARC	ZAR	3,944	216,427	221,435	—	(5,008)
Expiring 04/04/23	BOA	ZAR	11,120	606,507	624,329	—	(17,822)
Expiring 04/04/23	GSI	ZAR	11,060	606,962	620,961	—	(13,999)
Expiring 04/04/23	GSI	ZAR	11,060	608,147	620,961	—	(12,814)
Expiring 04/04/23	GSI	ZAR	11,030	603,049	619,277	—	(16,228)
Expiring 04/04/23	HSBC	ZAR	17,460	947,526	980,287	—	(32,761)
Expiring 04/04/23	HSBC	ZAR	5,050	274,053	283,531	—	(9,478)
Expiring 04/04/23	JPS	ZAR	6,000	328,704	336,868	—	(8,164)
Expiring 05/03/23	GSI	ZAR	10,860	610,400	608,153	2,247	—
Expiring 05/03/23	MSC	ZAR	65,644	3,603,368	3,676,024	—	(72,656)
Expiring 06/21/23	HSBC	ZAR	7,078	388,000	394,686	—	(6,686)
Expiring 06/21/23	JPM	ZAR	8,655	472,000	482,610	—	(10,610)
Expiring 06/21/23	MSI	ZAR	14,957	820,000	833,983	—	(13,983)
Expiring 06/21/23	MSI	ZAR	7,094	388,000	395,575	—	(7,575)
South Korean Won,
Expiring 04/04/23	BARC	KRW	2,551,760	1,934,470	1,956,496	—	(22,026)
Expiring 04/04/23	BNP	KRW	6,643,807	5,028,349	5,093,967	—	(65,618)
Expiring 04/04/23	BNP	KRW	3,114,310	2,391,704	2,387,816	3,888	—
Expiring 04/04/23	BNP	KRW	425,657	328,591	326,361	2,230	—
Expiring 04/04/23	BOA	KRW	949,720	733,148	728,173	4,975	—
Expiring 04/04/23	BOA	KRW	316,640	242,785	242,776	9	—
Expiring 04/04/23	CITI	KRW	2,539,590	1,960,468	1,947,165	13,303	—
Expiring 04/04/23	GSI	KRW	1,582,970	1,221,993	1,213,701	8,292	—
A58

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/04/23	GSI	KRW	425,657	$328,617	$326,362	$2,255	$—
Expiring 04/04/23	JPS	KRW	2,501,120	1,902,861	1,917,670	—	(14,809)
Expiring 04/04/23	JPS	KRW	1,887,360	1,456,971	1,447,085	9,886	—
Expiring 04/04/23	JPS	KRW	1,265,670	962,853	970,420	—	(7,567)
Expiring 04/04/23	JPS	KRW	399,500	307,544	306,306	1,238	—
Expiring 04/04/23	MSC	KRW	3,816,700	2,928,703	2,926,356	2,347	—
Expiring 05/03/23	BNP	KRW	7,069,464	5,439,869	5,421,896	17,973	—
Expiring 05/03/23	GSI	KRW	1,263,340	974,724	968,913	5,811	—
Expiring 05/03/23	GSI	KRW	315,890	243,648	242,270	1,378	—
Expiring 06/21/23	CITI	KRW	5,932,193	4,516,806	4,562,927	—	(46,121)
Expiring 06/21/23	CITI	KRW	652,399	502,000	501,813	187	—
Expiring 06/21/23	CITI	KRW	503,444	389,000	387,239	1,761	—
Expiring 06/21/23	JPM	KRW	1,475,677	1,122,000	1,135,062	—	(13,062)
Expiring 06/21/23	JPM	KRW	656,300	502,000	504,813	—	(2,813)
Expiring 06/21/23	MSI	KRW	1,010,504	769,000	777,260	—	(8,260)
Swedish Krona,
Expiring 04/04/23	BARC	SEK	8,958	859,610	863,285	—	(3,675)
Expiring 04/04/23	BNP	SEK	6,849	659,764	660,040	—	(276)
Expiring 04/04/23	CITI	SEK	20,530	1,912,383	1,978,482	—	(66,099)
Expiring 04/04/23	CITI	SEK	2,206	213,418	212,593	825	—
Expiring 04/04/23	GSI	SEK	20,160	1,886,687	1,942,825	—	(56,138)
Expiring 04/04/23	GSI	SEK	10,270	967,818	989,723	—	(21,905)
Expiring 04/04/23	GSI	SEK	10,220	981,837	984,904	—	(3,067)
Expiring 04/04/23	GSI	SEK	7,600	726,548	732,415	—	(5,867)
Expiring 04/04/23	GSI	SEK	2,590	246,547	249,599	—	(3,052)
Expiring 04/04/23	GSI	SEK	2,570	244,333	247,672	—	(3,339)
Expiring 04/04/23	GSI	SEK	1,280	122,196	123,354	—	(1,158)
Expiring 04/04/23	GSI	SEK	1,270	120,683	122,390	—	(1,707)
Expiring 04/04/23	JPS	SEK	10,360	983,762	998,396	—	(14,634)
Expiring 04/04/23	JPS	SEK	10,170	959,268	980,086	—	(20,818)
Expiring 04/04/23	JPS	SEK	2,560	238,337	246,708	—	(8,371)
Expiring 04/04/23	JPS	SEK	1,280	122,296	123,354	—	(1,058)
Expiring 04/04/23	JPS	SEK	1,270	121,204	122,391	—	(1,187)
Expiring 04/04/23	JPS	SEK	1,260	119,975	121,427	—	(1,452)
Expiring 04/04/23	UBS	SEK	5,121	492,145	493,511	—	(1,366)
Expiring 04/04/23	UBS	SEK	1,024	99,304	98,683	621	—
Expiring 05/03/23	BARC	SEK	11,970	1,150,584	1,155,430	—	(4,846)
Swiss Franc,
Expiring 04/04/23	BARC	CHF	1,795	1,951,596	1,962,694	—	(11,098)
Expiring 04/04/23	BNP	CHF	900	959,436	984,081	—	(24,645)
Expiring 04/04/23	CITI	CHF	1,795	1,960,264	1,962,694	—	(2,430)
Expiring 04/04/23	CITI	CHF	1,760	1,932,442	1,924,424	8,018	—
Expiring 04/04/23	CITI	CHF	905	964,916	989,548	—	(24,632)
Expiring 04/04/23	CITI	CHF	880	963,239	962,212	1,027	—
Expiring 04/04/23	GSI	CHF	1,775	1,909,259	1,940,826	—	(31,567)
Expiring 04/04/23	GSI	CHF	905	981,619	989,548	—	(7,929)
Expiring 04/04/23	GSI	CHF	905	970,354	989,547	—	(19,193)
Expiring 04/04/23	GSI	CHF	895	975,517	978,613	—	(3,096)
Expiring 04/04/23	GSI	CHF	885	952,601	967,679	—	(15,078)
Expiring 04/04/23	GSI	CHF	330	354,961	360,830	—	(5,869)
Expiring 04/04/23	GSI	CHF	110	120,102	120,277	—	(175)
Expiring 04/04/23	JPS	CHF	885	974,863	967,679	7,184	—
Expiring 04/04/23	JPS	CHF	110	118,924	120,276	—	(1,352)
Expiring 04/04/23	MSC	CHF	3,540	3,872,772	3,870,718	2,054	—
Expiring 04/04/23	MSC	CHF	1,760	1,932,248	1,924,424	7,824	—
A59

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/04/23	MSC	CHF	895	$975,567	$978,613	$—	$(3,046)
Expiring 04/04/23	MSC	CHF	890	970,105	973,146	—	(3,041)
Expiring 04/04/23	SSB	CHF	3,625	3,854,644	3,963,658	—	(109,014)
Expiring 04/04/23	SSB	CHF	115	123,448	125,743	—	(2,295)
Expiring 04/04/23	SSB	CHF	115	124,696	125,744	—	(1,048)
Expiring 04/04/23	UBS	CHF	4,774	5,113,835	5,220,002	—	(106,167)
Expiring 04/04/23	UBS	CHF	1,991	2,132,728	2,177,005	—	(44,277)
Expiring 04/04/23	UBS	CHF	1,775	1,905,120	1,940,826	—	(35,706)
Expiring 04/19/23	BNP	CHF	128	140,716	140,448	268	—
Expiring 04/19/23	MSI	CHF	545	592,308	596,899	—	(4,591)
Expiring 04/19/23	MSI	CHF	479	520,438	524,472	—	(4,034)
Expiring 05/03/23	BNP	CHF	1,991	2,179,174	2,183,844	—	(4,670)
Expiring 05/03/23	BNP	CHF	1,659	1,815,796	1,819,687	—	(3,891)
Thai Baht,
Expiring 04/04/23	BARC	THB	32,932	937,032	963,451	—	(26,419)
Expiring 04/04/23	BARC	THB	9,290	265,331	271,786	—	(6,455)
Expiring 04/04/23	BARC	THB	8,370	242,926	244,871	—	(1,945)
Expiring 04/04/23	BARC	THB	4,970	141,414	145,401	—	(3,987)
Expiring 05/03/23	BARC	THB	32,932	967,450	966,592	858	—
Expiring 05/03/23	BARC	THB	13,860	407,168	406,807	361	—
Expiring 06/21/23	BOA	THB	70,815	2,037,000	2,088,241	—	(51,241)
Expiring 06/21/23	HSBC	THB	35,068	1,022,000	1,034,117	—	(12,117)
Expiring 06/21/23	JPM	THB	34,618	995,000	1,020,836	—	(25,836)
Expiring 06/21/23	MSI	THB	56,776	1,658,000	1,674,235	—	(16,235)
Expiring 06/21/23	MSI	THB	24,619	707,601	725,975	—	(18,374)
Turkish Lira,
Expiring 04/04/23	BARC	TRY	405	21,072	21,032	40	—
				$890,745,789	$897,075,142	1,279,070	(7,608,423)
						$5,590,527	$(8,424,431)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/23	Buy	AUD	566	JPY	51,280	$—	$(8,791)	GSI
04/19/23	Buy	AUD	1,116	JPY	102,452	—	(27,466)	CITI
04/19/23	Buy	CZK	21,153	EUR	893	6,807	—	TD
04/19/23	Buy	EUR	708	JPY	97,853	29,414	—	BARC
04/19/23	Buy	EUR	715	HUF	276,634	—	(8,048)	BARC
04/19/23	Buy	EUR	1,298	PLN	6,188	—	(23,238)	CITI
04/19/23	Buy	EUR	1,878	CZK	45,006	—	(38,897)	BOA
04/19/23	Buy	HUF	239,446	EUR	597	31,330	—	BARC
04/19/23	Buy	HUF	289,086	EUR	725	33,054	—	BOA
04/19/23	Buy	HUF	309,265	EUR	782	28,295	—	BOA
04/19/23	Buy	HUF	336,906	EUR	848	34,496	—	HSBC
04/19/23	Buy	PLN	3,550	EUR	755	2,229	—	BARC
04/19/23	Buy	PLN	3,636	EUR	764	12,084	—	MSI
04/19/23	Buy	PLN	3,798	EUR	799	11,736	—	BOA
04/19/23	Buy	PLN	5,407	EUR	1,149	4,396	—	JPM
						$193,841	$(106,440)
A60

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$127,302	$237,644	$(110,342)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	5,436	6,862	(1,426)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(19,595)	(49,145)	29,550	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	770	8,337	4,258	4,079	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	770	8,337	4,258	4,079	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR	240	3,016	1,680	1,336	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	950	15,190	6,996	8,194	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	385	6,156	4,680	1,476	BNP
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	60	959	729	230	BARC
					$155,138	$217,962	$(62,824)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	12/20/28	1.000%(Q)		1,200	1.337%	$(19,795)	$(9,366)	$(10,429)	JPM
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		10,270	0.194%	2,122	2,245	(123)	BOA
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		2,000	0.194%	413	437	(24)	BOA
Republic of Estonia	12/20/26	1.000%(Q)		240	0.664%	2,867	1,693	1,174	JPM
Republic of Italy	06/20/30	1.000%(Q)		700	1.335%	(14,032)	(14,546)	514	BARC
Republic of Poland	06/20/24	1.000%(Q)		500	0.515%	3,065	475	2,590	BNP
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	950	0.993%	(5,403)	(3,401)	(2,002)	BARC
						$(30,763)	$(22,463)	$(8,300)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	7,381	$(32,503)	$(86,878)	$(54,375)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		2,270	4.631%	$2,265	$37,870	$35,605
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		4,650	0.754%	34,760	54,732	19,972
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	9,765	0.844%	41,175	81,738	40,563
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	4,860	4.362%	(115,106)	145,998	261,104
						$(36,906)	$320,338	$357,244
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A61

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	3,420	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(26,274)	$—	$(26,274)	MSI
EUR	3,422	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(21,853)	—	(21,853)	MSI
EUR	3,570	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(10,186)	—	(10,186)	MSI
EUR	3,569	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(9,812)	—	(9,812)	MSI
EUR	3,550	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3,742	—	3,742	JPM
EUR	3,546	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3,738	—	3,738	JPM
EUR	3,632	03/15/28	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(21,886)	—	(21,886)	JPM
EUR	3,632	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(14,498)	—	(14,498)	JPM
EUR	3,420	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	39,873	—	39,873	MSI
EUR	3,422	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	32,403	—	32,403	MSI
EUR	3,570	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	21,410	—	21,410	MSI
EUR	3,569	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	15,926	—	15,926	MSI
EUR	3,550	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(3,470)	—	(3,470)	JPM
EUR	3,546	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(3,466)	—	(3,466)	JPM
EUR	3,632	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	32,676	—	32,676	JPM
EUR	3,632	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	21,501	—	21,501	JPM
					$59,824	$—	$59,824
(1)	The Portfolio pays the fixed rate and receives the floating rate.
A62

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	3,091	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 3.715%	$1,018	$19,221	$18,203
AUD	2,005	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 3.795%	966	29,630	28,664
AUD	1,615	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.795%	139,954	(86,817)	(226,771)
AUD	989	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 3.795%	5,259	23,176	17,917
AUD	2,367	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 3.795%	3,645	19,398	15,753
CAD	3,380	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.028%	29,814	(59,884)	(89,698)
CAD	2,940	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.028%	100,928	(95,664)	(196,592)
CAD	3,496	06/21/28	3.344%(S)	3 Month CDOR(1)(S)/ 5.028%	(14,661)	(7,366)	7,295
CAD	2,822	09/17/28	2.625%(S)	3 Month CDOR(1)(S)/ 5.028%	3,255	6,793	3,538
CAD	1,155	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.028%	(44,899)	(49,063)	(4,164)
CAD	1,968	12/15/32	3.500%(S)	3 Month CDOR(2)(S)/ 5.028%	3,967	18,705	14,738
CAD	832	06/21/33	3.375%(S)	3 Month CDOR(1)(S)/ 5.028%	(4,702)	(5,508)	(806)
CAD	470	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	41,586	(36,946)	(78,532)
CAD	1,120	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	119,476	(100,648)	(220,124)
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.418%	—	(149,084)	(149,084)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.418%	—	(329)	(329)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(29,862)	(29,862)
CLP	440,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(2,658)	(2,658)
CLP	204,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(8,749)	(8,749)
CLP	419,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(17,175)	(17,175)
CNH	114,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(339)	(111,807)	(111,468)
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	13,483	13,483
CNH	18,430	03/15/28	2.830%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	4,295	4,295
CNH	121,412	03/15/28	2.858%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	49,098	49,098
CNH	170,465	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	86,401	86,401
CNH	9,303	03/15/28	2.891%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	5,980	5,980
CNH	17,026	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	—	(11,512)	(11,512)
CNH	20,175	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(2,318)	19,880	22,198
CNH	2,320	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	(2,428)	(3,412)	(984)
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.022%	—	(29,336)	(29,336)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.200%	—	(111,452)	(111,452)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.533%	(20,528)	(55,677)	(35,149)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(1,208,879)	(1,208,879)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(1,252,082)	(1,252,082)
EUR	1,882	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.341%	719	2,954	2,235
EUR	1,228	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.341%	8,695	23,733	15,038
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	8,077	8,077
EUR	601	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.341%	5,354	13,887	8,533
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	(4,348)	(4,348)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	149,986	149,986
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(157,897)	(157,897)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	353,014	353,014
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(372,446)	(372,446)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(796,876)	(796,876)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	123,476	123,476
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(132,014)	(132,014)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.341%	796	(13,089)	(13,885)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	(501)	11,346	11,847
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(65,128)	219,774	284,902
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(79,656)	709,942	789,598
GBP	1,430	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.178%	153,312	208,582	55,270
GBP	1,340	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.178%	202,892	246,033	43,141
GBP	1,768	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.178%	(1,157)	6,760	7,917
GBP	2,330	06/21/28	3.625%(A)	1 Day SONIA(1)(A)/ 4.178%	47,674	12,676	(34,998)
GBP	3,040	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.178%	(356,111)	(498,508)	(142,397)
GBP	1,315	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.178%	(241,965)	(264,380)	(22,415)
A63

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	3,932	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.178%	$—	$(844,176)	$(844,176)
GBP	12,530	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	(965,491)	2,678,416	3,643,907
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	(13,710)	127,187	140,897
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.178%	(955,675)	(994,468)	(38,793)
GBP	533	06/21/33	3.219%(A)	1 Day SONIA(1)(A)/ 4.178%	4,489	10,103	5,614
GBP	3,380	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.178%	1,083,383	1,112,573	29,190
GBP	2,845	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.178%	(886,765)	(922,986)	(36,221)
GBP	1,240	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	180,388	(466,719)	(647,107)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	57,189	406,471	349,282
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	695,384	(1,676,013)	(2,371,397)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	44,587	146,470	101,883
HKD	39,308	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 3.710%	(13,789)	(47,128)	(33,339)
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 16.000%	—	(97,667)	(97,667)
HUF	120,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	6,630	6,630
HUF	163,100	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	6,255	6,255
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.581%	—	(63,871)	(63,871)
JPY	970,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	2,241	(1,621)	(3,862)
JPY	395,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(3,806)	(5,244)	(1,438)
JPY	725,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	7,633	7,633
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.030)%	15,106	15,483	377
JPY	262,032	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.030)%	(7,631)	(24)	7,607
JPY	995,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(18,898)	(153,167)	(134,269)
JPY	597,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.030)%	10,535	(199,101)	(209,636)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ (0.030)%	6,247	7,501	1,254
JPY	71,482	06/21/33	0.688%(A)	1 Day TONAR(2)(A)/ (0.030)%	(3,720)	666	4,386
JPY	405,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.030)%	9,994	(230,754)	(240,748)
JPY	60,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.030)%	(58,463)	(43,008)	15,455
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.030)%	10,047	(326,099)	(336,146)
JPY	135,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.030)%	17,157	(146,508)	(163,665)
JPY	35,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	(45,608)	(35,453)	10,155
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	38,786	(373,848)	(412,634)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ (0.030)%	74,035	70,017	(4,018)
KRW	1,070,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	6,701	6,701
KRW	3,080,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(266,184)	(266,184)
MXN	19,550	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	(47)	(83,479)	(83,432)
NOK	19,418	06/18/28	2.656%(A)	6 Month NIBOR(2)(S)/ 3.960%	(2,758)	(14,798)	(12,040)
NOK	13,700	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 3.960%	(1,778)	22,903	24,681
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 3.960%	—	(21,918)	(21,918)
NZD	1,250	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(12,546)	(12,546)
NZD	1,250	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(7,329)	(7,329)
NZD	1,250	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(7,329)	(7,329)
NZD	1,245	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(6,001)	(6,001)
NZD	1,245	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(6,001)	(6,001)
NZD	1,310	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(6,004)	(6,004)
NZD	670	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(3,015)	(3,015)
NZD	1,250	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(4,633)	(4,633)
NZD	1,125	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(3,466)	(3,466)
NZD	1,250	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(3,677)	(3,677)
NZD	643	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.225%	—	1,642	1,642
NZD	3,624	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.225%	(3,095)	(21,398)	(18,303)
NZD	4,556	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.225%	(353)	16,122	16,475
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(75,536)	(75,536)
NZD	2,381	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.225%	—	2,595	2,595
NZD	1,100	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.225%	19	3,398	3,379
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(87,503)	(87,503)
SEK	20,996	06/18/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.364%	9,726	8,781	(945)
A64

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	13,525	06/21/28	2.688%(A)	3 Month STIBOR(2)(Q)/ 3.364%	$(1,307)	$(17,972)	$(16,665)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.364%	—	(67,029)	(67,029)
SEK	6,645	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.364%	(693)	(2,137)	(1,444)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.584%	(2,148)	(72,089)	(69,941)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.740%	—	(55,502)	(55,502)
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	496	496
	26,530	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.870%	—	(5,989)	(5,989)
	26,440	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.870%	—	27,761	27,761
	27,880	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 4.870%	—	107,072	107,072
	5,173	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 4.870%	16,919	47,789	30,870
	5,088	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 4.870%	—	75,138	75,138
	12,932	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	197,855	197,855
	16,536	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	304,696	304,696
	43,026	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	774,306	774,306
	9,755	06/21/25	4.481%(A)	1 Day SOFR(2)(A)/ 4.870%	—	112,561	112,561
	9,759	06/21/25	4.500%(A)	1 Day SOFR(2)(A)/ 4.870%	—	116,121	116,121
	2,632	06/21/28	3.188%(A)	1 Day SOFR(1)(A)/ 4.870%	7,104	11,366	4,262
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.870%	—	398,585	398,585
	1,503	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 4.870%	(2,939)	3,170	6,109
	643	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 4.870%	599	(1,104)	(1,703)
					$(669,822)	$(3,933,199)	$(3,263,377)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.620%	$(60,327)	$(95)	$(60,232)	HSBC

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50 bps(T)/ 4.330%	GSI	06/20/23	(22,223)	$862,129	$—	$862,129
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A65